As filed with the Securities and Exchange Commission on November 5, 2026

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23761

NEUBERGER BERMAN ETF TRUST
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman ETF Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Franklin H. Na, Esq.
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C.  20006-1600
(Names and Addresses of agents for service)

Registrant’s telephone number, including area code: (212) 476-8800

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.

(a)	Following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger

China Equity ETF

Annual Shareholder Report

August 31, 2026

NBCE | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/nbce-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
China Equity ETF	$85	0.74%

How did the Fund perform last year?

The Fund generated a positive total return for the year, outperforming the MSCI China A Onshore Index (Net) (the Index). Global AI infrastructure buildouts fueled outsized gains in our Semiconductor, Optical Component and Power Equipment names within the IT and Industrials sectors. Escalating Middle East conflicts lifted global oil prices, benefiting our Energy and Oilfield Services holdings. Weak domestic consumption weighed on stock selection in the Consumer Staples and Health Care sectors, offsetting some of these gains.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in Industrials, IT and Energy

  Stock selection in Consumer Staples and Health Care

  Overweight positioning in Health Care versus the Index weighed on relative results

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	China Equity ETF (at NAV) $19,444	MSCI China All Shares Index (Net) $15,087	MSCI China A Onshore Index (Net) $15,194
8/31/16	$10,000	$10,000	$10,000
8/31/17	$13,846	$12,624	$11,157
8/31/18	$14,451	$11,597	$8,473
8/31/19	$14,302	$11,628	$9,437
8/31/20	$17,867	$16,044	$13,125
8/31/21	$20,286	$16,131	$14,766
8/31/22	$14,463	$12,207	$11,857
8/31/23	$12,135	$11,016	$10,323
8/31/24	$10,698	$10,497	$9,378
8/31/25	$14,969	$15,081	$13,343
8/31/26	$19,444	$15,087	$15,194

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
China Equity ETF (at NAV)	29.90%	(0.84)%	6.88%
MSCI China All Shares Index (Net)	0.04%	(1.33)%	4.20%
MSCI China A Onshore Index (Net)	13.88%	0.57%	4.27%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The Fund commenced operations after the assets of another investment company, Neuberger Berman Greater China Equity Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on October 13, 2023. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to October 13, 2023 is for the predecessor fund's Institutional Class. The predecessor fund had different principal investment strategies, which included the use of a sub-adviser, prior to August 21, 2023.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/china-equity-etf?view-all-funds=equities&section=performance.

Key Fund Statistics

Table Summary
Net Assets	$18,359,259
Number of Portfolio Holdings	71
Portfolio Turnover Rate	108%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Contemporary Amperex Technology Co. Ltd. Class A	4.4%
Montage Technology Co. Ltd. Class A	3.5%
State Street Institutional U.S. Government Money Market Fund Premier Class	3.4%
Luxshare Precision Industry Co. Ltd. Class A	3.3%
Cambricon Technologies Corp. Ltd. Class A	3.2%
Kweichow Moutai Co. Ltd. Class A	2.8%
China Merchants Bank Co. Ltd. Class A	2.7%
Zhongji Innolight Co. Ltd. Class A	2.4%
Ping An Insurance Group Co. of China Ltd. Class A	2.4%
Chaozhou Three-Circle Group Co. Ltd. Class A	2.2%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	34.6%
Financials	16.1%
Industrials	13.6%
Materials	11.3%
Health Care	5.8%
Consumer Discretionary	4.9%
Consumer Staples	4.7%
Energy	2.4%
Utilities	1.9%
Communication Services	0.9%
Real Estate	0.4%
Short-Term Investments	3.4%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Country Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
China	95.6%
United States	4.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbce-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/nbce-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

Z0327 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

NBCE | NYSE Arca, Inc.

Neuberger

Commodity Strategy ETF

Annual Shareholder Report

August 31, 2026

NBCM | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/nbcm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commodity Strategy ETF	$79	0.64%

How did the Fund perform last year?

Commodity market performance rose amid elevated inflation and geopolitical uncertainty, as the Fund outperformed the Bloomberg Commodity Index for the year. The Energy group was the largest absolute contributor to Fund returns, led by gas oil and heating oil. In Precious Metals, gold, silver, platinum and palladium all contributed positively. In Industrial Metals, copper, aluminum and zinc contributed positively while nickel detracted. Soybeans, soybean oil and corn led Agricultural gains. In Soft commodities, positive performance from cotton and cocoa offset losses in robusta coffee. In Livestock, feeder cattle, lean hogs and live cattle detracted. In Power, U.S. natural gas detracted.

Performance Attribution

Top Contributors

Top Detractors

  Energy and Precious Metals

  Power and Livestock

How did the Fund perform over the past 10 years?

Total Return Based on a $10,000 Investment

Table Summary
	Commodity Strategy ETF (at NAV) $26,847	MSCI All Country World Index (Net) $32,693	Bloomberg Commodity Index $21,829
8/31/16	$10,000	$10,000	$10,000
8/31/17	$10,531	$11,711	$10,299
8/31/18	$11,162	$13,048	$10,351
8/31/19	$10,554	$13,011	$9,742
8/31/20	$9,682	$15,161	$9,362
8/31/21	$13,645	$19,504	$12,264
8/31/22	$16,560	$16,406	$15,663
8/31/23	$16,614	$18,694	$14,305
8/31/24	$16,136	$23,076	$13,677
8/31/25	$18,444	$26,721	$15,287
8/31/26	$26,847	$32,693	$21,829

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	10 Years
Commodity Strategy ETF (at NAV)	45.55%	14.49%	10.38%
MSCI All Country World Index (Net)	22.35%	10.88%	12.58%
Bloomberg Commodity Index	42.79%	12.22%	8.12%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.  The Fund commenced operations after the assets of another investment company, Neuberger Berman Commodity Strategy Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on October 21, 2022. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to October 21, 2022 is for the predecessor fund's Institutional Class.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/commodity-strategy-etf?section=performance.

Key Fund Statistics

Table Summary
Net Assets	$512,141,525
Number of Portfolio Holdings	215
Portfolio Turnover Rate	53%
Total Investment Advisory Fees Paid	$1,558,374

What did the Fund invest in?

Top Commodity Holdings -  Long

(as a % of Total Notional Value)

Table Summary
Gold 100 Oz	14.0%
Primary Aluminum	10.9%
Copper	9.2%
Zinc	8.9%
Brent Crude	8.3%
Soybean	6.5%
Low Sulphur Gasoil	5.8%
WTI Crude	5.8%
Nickel	5.3%
Natural Gas	5.3%

Top Commodity Holdings - Short

(as % of Total Notional Value)

Table Summary
Primary Aluminum	(7.3)%
Zinc	(6.0)%
Nickel	(4.5)%
Lead	(2.1)%
Copper	(1.2)%
Tin	(0.3)%

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbcm-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/nbcm-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0330 10/26

Annual Shareholder Report

August 31, 2026

NBCM | NYSE Arca, Inc.

Neuberger

Core Equity ETF

Annual Shareholder Report

August 31, 2026

NBCR | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/nbcr-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Equity ETF	$31	0.29%

How did the Fund perform last year?

The Fund generated a positive total return for the year but underperformed its benchmark, the Russell 1000® Index. Stock selection in the Communication Services and Real Estate sectors contributed most to relative performance, while stock selection in IT and Financials detracted. Top individual contributors included Warner Bros Discovery, Inc. (which was sold during the year) and Alphabet, Inc. Detractors included the Fund's position in Aon PLC and not owning certain IT stocks, including Micron Technology, Inc. and Sandisk Corp., during portions of the year in which they outperformed.

Performance Attribution

Top Contributors

Top Detractors

  Communication Services sector

  Real Estate sector

  IT sector

  Financials sector

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

Table Summary
	Core Equity ETF (at NAV) $13,616	S&P 500® Index $14,288	Russell 1000® Index $14,252
7/31/24	$10,000	$10,000	$10,000
8/31/24	$10,218	$10,243	$10,237
11/30/24	$10,874	$10,975	$11,051
2/28/25	$10,772	$10,868	$10,891
5/31/25	$10,781	$10,827	$10,851
8/31/25	$11,810	$11,869	$11,899
11/30/25	$12,506	$12,621	$12,608
2/28/26	$12,449	$12,715	$12,714
5/31/26	$13,420	$14,052	$13,981
8/31/26	$13,616	$14,288	$14,252

Average Annual Total Returns

Table Summary
Name	1 Year	Since Inception 7/31/24
Core Equity ETF (at NAV)	15.30%	15.96%
S&P 500® Index	20.38%	18.67%
Russell 1000® Index	19.77%	18.52%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/core-equity-etf?section=performance.

Key Fund Statistics

Table Summary
Net Assets	$851,664,533
Number of Portfolio Holdings	203
Portfolio Turnover Rate	54%
Total Investment Advisory Fees Paid	$1,124,342

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.6%
Microsoft Corp.	5.9%
Amazon.com, Inc.	3.6%
Alphabet, Inc. Class A	3.0%
Alphabet, Inc. Class C	2.3%
Broadcom, Inc.	1.9%
Meta Platforms, Inc. Class A	1.7%
Tesla, Inc.	1.6%
Lam Research Corp.	1.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	34.6%
Financials	13.4%
Consumer Discretionary	9.9%
Communication Services	9.6%
Health Care	9.4%
Industrials	9.2%
Consumer Staples	3.8%
Energy	3.7%
Materials	2.6%
Utilities	1.8%
Real Estate	1.2%
Exchange-Traded Funds	0.6%
Short-Term Investments	0.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbcr-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/nbcr-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0593 10/26

Annual Shareholder Report

August 31, 2026

NBCR | NYSE Arca, Inc.

Neuberger

Disrupters ETF

Annual Shareholder Report

August 31, 2026

NBDS | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/NBDS-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disrupters ETF	$50	0.46%

How did the Fund perform last year?

The Fund posted a positive total return for the year, outperforming the Russell 1000® Growth Index, led by stock selection within IT, particularly Semiconductors & Semiconductor Equipment holdings, as AI-driven infrastructure and compute demand continued to accelerate. Performance in Health Care, driven by stock selection in ophthalmic and biotech names, also contributed. Gains were partly offset by weak stock selection in Communication Services, Industrials and Financials.

Performance Attribution

Top Contributors

Top Detractors

  Semiconductors & Semiconductor Equipment industry within the IT sector

  Health Care sector

  Communication Services sector

  Industrials and Financials sectors

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

Table Summary
	Disrupters ETF (at NAV) $16,988	Russell 3000® Index $17,896	Russell 1000® Growth Index $18,677	Russell Midcap® Growth Index $14,755	Russell 2000® Growth Index $15,626
4/6/22	$10,000	$10,000	$10,000	$10,000	$10,000
5/31/22	$8,157	$9,209	$8,771	$8,737	$8,839
8/31/22	$8,090	$8,886	$8,624	$8,776	$9,134
11/30/22	$8,052	$9,178	$8,616	$9,134	$9,249
2/28/23	$8,232	$9,020	$8,517	$9,243	$9,413
5/31/23	$9,110	$9,396	$9,608	$9,240	$9,076
8/31/23	$9,689	$10,197	$10,516	$9,917	$9,753
11/30/23	$9,855	$10,336	$10,871	$10,045	$9,172
2/29/24	$11,841	$11,600	$12,429	$11,556	$10,749
5/31/24	$11,804	$11,988	$12,837	$11,264	$10,744
8/31/24	$12,331	$12,863	$13,750	$11,808	$11,476
11/30/24	$12,873	$13,900	$15,007	$14,070	$12,881
2/28/25	$12,541	$13,634	$14,884	$13,237	$11,375
5/31/25	$12,884	$13,561	$15,099	$13,882	$11,115
8/31/25	$14,361	$14,901	$16,854	$14,928	$12,679
11/30/25	$14,919	$15,789	$18,061	$14,532	$13,539
2/28/26	$13,397	$15,954	$17,084	$14,325	$13,864
5/31/26	$17,178	$17,554	$19,426	$14,975	$15,769
8/31/26	$16,988	$17,896	$18,677	$14,755	$15,626

Average Annual Total Returns

Table Summary
Name	1 Year	Since Inception 4/6/22
Disrupters ETF (at NAV)	18.29%	12.78%
Russell 3000® Index	20.10%	14.12%
Russell 1000® Growth Index	10.82%	15.24%
Russell Midcap® Growth Index	(1.16)%	9.23%
Russell 2000® Growth Index	23.25%	10.66%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, additional indices.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/disrupters-etf?section=performance.

Key Fund Statistics

Table Summary
Net Assets	$184,088,925
Number of Portfolio Holdings	33
Portfolio Turnover Rate	56%
Total Investment Advisory Fees Paid	$258,335

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	7.4%
Definium Therapeutics, Inc.	5.0%
Advanced Micro Devices, Inc.	4.9%
Snowflake, Inc.	4.8%
Protagonist Therapeutics, Inc.	4.4%
Glaukos Corp.	4.1%
ASML Holding NV	4.0%
Constellation Energy Corp.	3.8%
Shopify, Inc. Class A	3.7%
Monolithic Power Systems, Inc.	3.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	47.0%
Health Care	16.1%
Industrials	9.0%
Consumer Discretionary	6.5%
Financials	5.8%
Communication Services	5.1%
Utilities	3.9%
Exchange-Traded Funds	4.0%
Short-Term Investments	2.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/NBDS-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Effective June 12, 2026, the Fund's contractual management fee waiver increased to 0.25% of the Fund's average daily net assets. This undertaking lasts until 4/8/2028.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/NBDS-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0220 10/26

Annual Shareholder Report

August 31, 2026

NBDS | NYSE Arca, Inc.

Neuberger

Growth ETF

Annual Shareholder Report

August 31, 2026

NBGX | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/nbgx-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth ETF	$45	0.43%

How did the Fund perform last year?

The Fund generated a positive total return but underperformed the Russell 1000® Growth Index (the Index) for the year. Relative performance benefited from strong stock selection and an overweight within the Industrials sector versus the Index, particularly Machinery holdings, as well as stock selection within IT, led by Electronic Equipment and IT Services holdings. These gains were more than offset by weak stock selection within Health Care, particularly Health Care Equipment & Supplies holdings, and within Consumer Discretionary, driven by Specialty Retail holdings.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection and an overweight versus the Index within Industrials (Machinery holdings)

  Stock selection within IT (Electronic Equipment and IT Services holdings)

  Weak stock selection within Health Care (Health Care Equipment & Supplies)

  Weak stock selection within Consumer Discretionary (Specialty Retail)

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

Table Summary
	Growth ETF (at NAV) $12,324	S&P 500® Index $13,363	Russell 1000® Growth Index $12,296
12/18/24	$10,000	$10,000	$10,000
2/28/25	$9,987	$10,165	$9,799
5/31/25	$10,184	$10,126	$9,940
8/31/25	$11,211	$11,101	$11,096
11/30/25	$11,730	$11,804	$11,890
2/28/26	$11,099	$11,892	$11,247
5/31/26	$12,398	$13,142	$12,789
8/31/26	$12,324	$13,363	$12,296

Average Annual Total Returns

Table Summary
Name	1 Year	Since Inception 12/18/24
Growth ETF (at NAV)	9.93%	13.07%
S&P 500® Index	20.38%	18.58%
Russell 1000® Growth Index	10.82%	12.92%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/growth-etf?section=performance.

Key Fund Statistics

Table Summary
Net Assets	$14,869,989
Number of Portfolio Holdings	57
Portfolio Turnover Rate	43%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
NVIDIA Corp.	10.3%
Alphabet, Inc. Class A	8.7%
Microsoft Corp.	5.3%
Broadcom, Inc.	5.2%
Meta Platforms, Inc. Class A	5.0%
Apple, Inc.	4.2%
Amazon.com, Inc.	4.1%
ASML Holding NV	3.1%
Eli Lilly & Co.	2.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	42.1%
Communication Services	16.5%
Consumer Discretionary	10.2%
Financials	8.0%
Industrials	8.0%
Health Care	6.4%
Utilities	1.8%
Consumer Staples	1.7%
Energy	0.7%
Real Estate	0.4%
Short-Term Investments	4.2%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbgx-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/nbgx-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

AA0058 10/26

Annual Shareholder Report

August 31, 2026

NBGX | NYSE Arca, Inc.

Neuberger

International Core Equity ETF

Annual Shareholder Report

August 31, 2026

NBIE | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of March 6, 2026 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/NBIE-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
International Core Equity ETF	$15	0.29%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

How did the Fund perform over the period?

Since its inception on March 6, 2026 through the period end, the Fund returned 11.30%, outperforming its benchmark, the MSCI World ex USA Index (Net) (the Index), which returned 10.72% for the same period. The top driver of outperformance was strong security selection in Diversified Banks and Insurance Companies across Europe, Canada and Japan. Strong security selection in Industrials was a secondary contributor. IT was an absolute contributor, but a detractor relative to the Index as the Fund opted for investments in Electronic Hardware as opposed to focusing on AI adjacent companies in Semiconductors and Memory. Consumer Staples detracted as top holdings faced margin pressures and organizational changes.

Performance Attribution

Top Contributors

Top Detractors

  Strong security selection in Financials

  Strong security selection in Industrials

  Weaknesses across top Consumer Staples picks

  Relative underweight to AI adjacent names versus the Index

Key Fund Statistics

Table Summary
Net Assets	$251,294,491
Number of Portfolio Holdings	241
Portfolio Turnover Rate	20%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
ASML Holding NV	3.7%
BHP Group Ltd.	2.1%
Novartis AG	2.1%
Roche Holding AG	2.0%
Shell PLC	1.8%
UBS Group AG	1.6%
ABB Ltd.	1.6%
Intesa Sanpaolo SpA	1.5%
Banco Bilbao Vizcaya Argentaria SA	1.3%
Deutsche Post AG	1.3%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Financials	28.1%
Industrials	18.0%
Information Technology	10.4%
Health Care	9.1%
Materials	8.4%
Consumer Discretionary	7.5%
Energy	5.4%
Consumer Staples	5.3%
Communication Services	4.1%
Utilities	2.6%
Real Estate	0.6%
Short-Term Investments	0.5%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Japan	20.1%
Canada	11.9%
United Kingdom	11.6%
France	7.3%
Australia	6.2%
Switzerland	6.0%
Netherlands	5.6%
Italy	5.0%
United States	5.0%
Spain	5.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/NBIE-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

BB0211 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

NBIE | NYSE Arca, Inc.

Neuberger

Japan Equity ETF

Annual Shareholder Report

August 31, 2026

NBJP | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/nbjp-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Japan Equity ETF	$55	0.49%

How did the Fund perform last year?

Despite volatile global macroeconomic conditions, Japanese equities continued to exhibit resilient performance on the back of investor optimism towards signs of the Japanese economy exiting deflation, normalizing monetary policy and ongoing corporate governance reforms. During the year, the Fund underperformed the MSCI Japan Index (Net) (the Index). The Fund continued to invest in Japanese companies with strong fundamentals and a growth profile priced at what it believed to be reasonable valuations with a tilt towards businesses that generate more revenues from the Japanese economy.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection in the Consumer Discretionary, Health Care and Real Estate sectors

  Relative to the Index, an underweight to the Communication Services and Consumer Staples sectors

  Stock selection in the Industrials and Financials sectors

  Relative to the Index, an overweight to the Real Estate sector and underweight to the Financials sector

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

Table Summary
	Japan Equity ETF (at NAV) $14,919	MSCI Japan Index (Net) $15,152
9/11/24	$10,000	$10,000
11/30/24	$9,965	$10,095
2/28/25	$9,817	$10,079
5/31/25	$11,177	$11,052
8/31/25	$11,853	$11,854
11/30/25	$12,539	$12,468
2/28/26	$14,985	$14,508
5/31/26	$15,198	$14,559
8/31/26	$14,919	$15,152

Average Annual Total Returns

Table Summary
Name	1 Year	Since Inception 9/11/24
Japan Equity ETF (at NAV)	25.87%	22.52%
MSCI Japan Index (Net)	27.82%	23.49%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/japan-equity-etf?section=performance.

Key Fund Statistics

Table Summary
Net Assets	$126,650,090
Number of Portfolio Holdings	59
Portfolio Turnover Rate	68%
Total Investment Advisory Fees Paid	$97,334

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Mizuho Financial Group, Inc.	5.1%
Resona Holdings, Inc.	5.0%
Tokio Marine Holdings, Inc.	4.4%
Sysmex Corp.	4.2%
Sumitomo Electric Industries Ltd.	3.8%
Toyota Motor Corp.	3.1%
Toyota Tsusho Corp.	3.0%
Niterra Co. Ltd.	2.9%
Amada Co. Ltd.	2.6%
Kinden Corp.	2.5%

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	30.5%
Financials	20.3%
Consumer Discretionary	19.2%
Information Technology	14.7%
Health Care	6.1%
Real Estate	4.3%
Communication Services	2.0%
Materials	1.3%
Short-Term Investments	1.6%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Country Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Japan	98.4%
United States	1.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbjp-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/nbjp-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

AA0060 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

NBJP | NYSE Arca, Inc.

Neuberger

Option Strategy ETF

Annual Shareholder Report

August 31, 2026

NBOS | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/nbos-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Option Strategy ETF	$61	0.56%

How did the Fund perform last year?

Fund performance was supported by positive S&P 500® Index trends over the year, overcoming a brief spring drawdown tied to the Iran war. Implied volatility remained elevated relative to realized levels, which was favorable to the Fund’s option strategy. Both the Fund's option strategy and collateral portfolio contributed positively. Persistent market uncertainty supported the Fund’s option premiums, while stable short-term rates boosted collateral returns, driving outperformance by the Fund versus the blended 50% Cboe® S&P 500 One-Week PutWrite Index / 50% Cboe® S&P 500 PutWrite Index.

Performance Attribution

Top Contributors

Top Detractors

  S&P 500 Index options

  Collateral portfolio

  None

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

Table Summary
	Option Strategy ETF (at NAV) $23,170	S&P 500® Index $42,213	50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index $18,150
9/16/16	$10,000	$10,000	$10,000
8/31/17	$11,231	$11,740	$11,083
8/31/18	$11,918	$14,048	$11,724
8/31/19	$11,923	$14,459	$11,158
8/31/20	$12,848	$17,631	$10,970
8/31/21	$15,747	$23,125	$13,053
8/31/22	$14,408	$20,529	$12,251
8/31/23	$16,234	$23,802	$13,277
8/31/24	$17,998	$30,261	$14,949
8/31/25	$19,851	$35,066	$15,770
8/31/26	$23,170	$42,213	$18,150

Average Annual Total Returns

Table Summary
Name	1 Year	5 Years	Since Inception 9/16/16
Option Strategy ETF (at NAV)	16.72%	8.03%	8.80%
S&P 500® Index	20.38%	12.79%	15.55%
50% Cboe S&P 500 1-Wk PutWrite Index / 50% Cboe S&P 500 PutWrite Index	15.09%	6.81%	6.16%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares. The Fund commenced operations after the assets of another investment company, Neuberger Berman U.S. Equity Index PutWrite Strategy Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on January 26, 2024. The Fund has adopted the performance history of its predecessor fund. The information shown above prior to January 26, 2024 is for the predecessor fund's Institutional Class.  Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/option-strategy-etf?section=performance.

Key Fund Statistics

Table Summary
Net Assets	$532,242,829
Number of Portfolio Holdings	31
Portfolio Turnover Rate	151%
Total Investment Advisory Fees Paid	$1,766,466

What did the Fund invest in?

Top Ten Options Exposure

(as a % of Total Notional Value of Put Options Written)

Table Summary
SPDR S&P 500 ETF Trust $767, due 09/25/26	21.0%
SPDR S&P 500 ETF Trust $771, due 09/04/26	15.3%
SPDR S&P 500 ETF Trust $763, due 09/18/26	9.3%
SPDR S&P 500 ETF Trust $764, due 09/18/26	9.0%
SPDR S&P 500 ETF Trust $772, due 09/11/26	7.6%
SPDR S&P 500 ETF Trust $777, due 09/11/26	6.8%
SPDR S&P 500 ETF Trust $774, due 09/18/26	5.6%
SPDR S&P 500 ETF Trust $776, due 09/11/26	4.2%
SPDR S&P 500 ETF Trust $771, due 09/11/26	4.1%
SPDR S&P 500 ETF Trust $770, due 09/04/26	3.8%

Collateral Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury Obligations	Value
Less than 1 year	47.0%
1 to 3 years	46.3%
Short-Term Investments	6.7%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbos-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/nbos-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

Z0323 10/26

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Annual Shareholder Report

August 31, 2026

NBOS | NYSE Arca, Inc.

Neuberger

Quality Select ETF

Annual Shareholder Report

August 31, 2026

NQLT | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of July 10, 2026 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/NQLT-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Quality Select ETF	$7	0.48%
Footnote	Description
Footnote*	Expenses for a full reporting period would be higher.
Footnote**	Annualized.

How did the Fund perform over the period?

Since its inception on July 10, 2026 through the period end, the Fund returned 2.10%, outperforming its benchmark, the S&P 500® Index, which returned 1.60% for the same period. IT contributed positively on a relative basis, driven by strong stock selection particularly in Microsoft and Intuit, partly offset by weakness in Applied Materials. Communication Services also added value on strength in SpaceX, though Alphabet detracted. Health Care and Consumer Discretionary lagged, weighed down by DaVita, Home Depot and McDonald's.

Performance Attribution

Top Contributors

Top Detractors

  Stock selection within IT, led by Microsoft and Intuit

  Stock selection within Communication Services, led by SpaceX

  Stock selection within Health Care, particularly DaVita

  Stock selection within Consumer Discretionary

Key Fund Statistics

Table Summary
Net Assets	$48,887,597
Number of Portfolio Holdings	63
Portfolio Turnover Rate	1%
Total Investment Advisory Fees Paid	$0

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Amazon.com, Inc.	8.0%
Microsoft Corp.	7.5%
Apple, Inc.	6.6%
NVIDIA Corp.	5.9%
Alphabet, Inc. Class C	5.3%
JPMorgan Chase & Co.	4.6%
Berkshire Hathaway, Inc. Class B	3.7%
Alphabet, Inc. Class A	3.6%
Eli Lilly & Co.	3.1%
Home Depot, Inc.	3.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Information Technology	31.1%
Financials	17.7%
Consumer Discretionary	17.3%
Health Care	11.1%
Communication Services	10.2%
Industrials	5.7%
Consumer Staples	4.3%
Materials	1.0%
Energy	0.4%
Utilities	0.1%
Short-Term Investments	1.1%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/NQLT-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

BB147 10/26

Annual Shareholder Report

August 31, 2026

NQLT | NYSE Arca, Inc.

Neuberger

Small-Mid Cap ETF

Annual Shareholder Report

August 31, 2026

NBSM | NYSE Arca, Inc.

This annual shareholder report contains important information about the Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the Fund at www.neuberger.com/nbsm-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small-Mid Cap ETF	$68	0.64%

How did the Fund perform last year?

For much of the year, small-mid cap investors favored what we believe to be lower-quality, speculative and momentum-driven companies, which many investors perceived as the sole winners in a low-growth economy.  During these periods, our high-quality focused portfolio of companies, which we believe exhibit fundamentally sound businesses and superior levels of profitability, underperformed the Russell 2500™ Index (the Index), even as companies held by the Fund continued to report strong earnings growth. More recently, market conditions shifted to favor what we believe to be high-quality companies with superior fundamentals, and our Fund outperformed the Index over the last three months of the year.

Performance Attribution

Top Contributors

Top Detractors

  Stock Selection in the Consumer Staples and Utilities sectors

  Underweights to the Consumer Discretionary, Materials, and Consumer Staples sectors and the Equity Real Estate Investment Trust (REIT) industry versus the Index

  Stock Selection in the IT, Industrials, and Real Estate sectors

  An underweight to the Biotechnology industry versus the Index

How did the Fund perform since inception?

Total Return Based on a $10,000 Investment

Table Summary
	Small-Mid Cap ETF (at NAV) $11,566	Russell 3000® Index $15,058	Russell 2500™ Index $14,486
3/20/24	$10,000	$10,000	$10,000
5/31/24	$10,039	$10,087	$9,935
8/31/24	$10,395	$10,823	$10,486
11/30/24	$11,090	$11,695	$11,581
2/28/25	$9,982	$11,471	$10,567
5/31/25	$9,656	$11,410	$10,281
8/31/25	$10,331	$12,537	$11,539
11/30/25	$10,209	$13,284	$11,973
2/28/26	$10,749	$13,423	$12,889
5/31/26	$10,647	$14,770	$14,184
8/31/26	$11,566	$15,058	$14,486

Average Annual Total Returns

Table Summary
Name	1 Year	Since Inception 3/20/24
Small-Mid Cap ETF (at NAV)	11.96%	6.12%
Russell 3000® Index	20.10%	18.19%
Russell 2500™ Index	25.54%	16.33%

The graph shows how a hypothetical investment in the Fund changed in value over the period and for the amount indicated above, and compares it with a broad-based market index and, if applicable, an additional index.  The graph and table do not reflect the effect of taxes a shareholder would pay on Fund distributions or on the sale of Fund shares.   Results represent the Fund's past performance, which is not a good predictor of how the Fund will perform in the future. For current performance, please visit https://www.neuberger.com/en/us/products/etfs/small-mid-cap-etf?section=performance.

Key Fund Statistics

Table Summary
Net Assets	$115,188,411
Number of Portfolio Holdings	75
Portfolio Turnover Rate	67%
Total Investment Advisory Fees Paid	$760,348

What did the Fund invest in?

Top Ten Securities

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Kirby Corp.	2.2%
Tidewater, Inc.	2.2%
Revvity, Inc.	2.1%
Haemonetics Corp.	2.1%
Tyler Technologies, Inc.	2.0%
Gates Industrial Corp. Ltd.	2.0%
UMB Financial Corp.	2.0%
UGI Corp.	1.9%
Jack Henry & Associates, Inc.	1.9%
White Mountains Insurance Group Ltd.	1.9%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Sector Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Industrials	22.1%
Financials	18.5%
Information Technology	14.4%
Health Care	11.5%
Consumer Discretionary	9.8%
Energy	5.8%
Materials	5.7%
Utilities	5.1%
Real Estate	2.7%
Communication Services	2.6%
Short-Term Investments	1.8%
Total	100.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund's prospectus, which is available at www.neuberger.com/nbsm-documents or upon request at 800.877.9700 or fundinfo@nb.com.

Prior to December 18, 2025, the Fund included "Neuberger Berman" in place of "Neuberger" in its name.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit www.neuberger.com/nbsm-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank).

The 'Neuberger' name and logos, and the 'Neuberger Berman Investment Advisers LLC' name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.© 2026 Neuberger Berman BD LLC. All rights reserved.

Z0331 10/26

Annual Shareholder Report

August 31, 2026

NBSM | NYSE Arca, Inc.

(b)	Not applicable to the Registrant.

Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman ETF Trust (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

The Board has determined that the Registrant has four audit committee financial experts serving on its audit committee. The Registrant’s audit committee financial experts are Michael J. Cosgrove, Ami G. Kaplan, Deborah C. McLean, and Franklyn E. Smith. Mr. Cosgrove, Ms. Kaplan, Ms. McLean and Mr. Smith are independent trustees as defined by Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Ernst & Young, LLP (“E&Y”) serves as independent registered public accounting firm to each series of the Registrant.

(a) Audit Fees

The aggregate fees billed for professional services rendered by E&Y for the audit of the annual financial statements or services that are normally provided by E&Y in connection with statutory and regulatory filings or engagements were $220,700 and $287,125 for the fiscal period or years ended 2025 and 2026, respectively.

(b) Audit-Related Fees

The aggregate fees billed to the Registrant for assurance and related services by E&Y that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Audit Fees were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for assurance and related services by E&Y that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(c) Tax Fees

The aggregate fees billed to the Registrant for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $175,600 and $67,577 for the fiscal period or years ended 2025 and 2026, respectively. The nature of the services provided includes preparation of the Federal and State tax extensions and tax returns, review of annual excise tax calculations, and preparation of form 8613, in addition to assistance with the identification of Passive Foreign Investment Companies, assistance with determination of various foreign withholding taxes, and assistance with Internal Revenue Code and tax regulation requirements for fund investments. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by E&Y for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) All Other Fees

The aggregate fees billed to the Registrant for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for products and services provided by E&Y, other than services reported in Audit Fees, Audit-Related Fees, and Tax Fees that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively. The Audit Committee approved 0% and 0% of these services provided by E&Y for the fiscal period or years ended 2025 and 2026, respectively, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(e)  Audit Committee’s Pre-Approval Policies and Procedures

(1) The Audit Committee’s pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to each member of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Hours Attributed to Other Persons

Not applicable.

(g) Non-Audit Fees

Non-audit fees billed by E&Y for services rendered to the Registrant were $175,600 and $67,577 for the fiscal period or years ended 2025 and 2026, respectively.

Non-audit fees billed by E&Y for services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $0 and $0 for the fiscal period or years ended 2025 and 2026, respectively.

(h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining E&Y’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

(a)
The Board has established a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Its members are Michael J. Cosgrove (Chair), Ami G. Kaplan, Deborah C. McLean, Paul M. Nakasone, and Franklyn E. Smith (Vice Chair).

(b)	Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
ETF Trust
China Equity ETF
Commodity Strategy ETF
Core Equity ETF
Disrupters ETF
Growth ETF
International Core Equity ETF
Japan Equity ETF
Option Strategy ETF
Quality Select ETF
Small-Mid Cap ETF
Annual Financial Statements and Other Information
August 31, 2026

The "Neuberger" name and logos, and the "Neuberger Berman Investment Advisers LLC" name, are registered service marks of Neuberger Berman Group LLC. The individual fund name(s) in this piece are either service marks or registered service marks of Neuberger Berman Group LLC or Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend August 31, 2026 (Unaudited)
Neuberger Berman ETF Trust
Counterparties:
SSB	= State Street Bank and Trust Company
Other Abbreviations:
ADR	= American Depositary Receipt
Management or NBIA	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
USD	= United States Dollar

Schedule of Investments China Equity ETF^  August 31, 2026

Number of Shares		Value
Common Stocks 96.1%
Automobile Components 1.2%
36,200	Minth Group Ltd.	$119,705
83,300	Tianrun Industry Technology Co. Ltd. Class A	105,393
		225,098
Banks 8.9%
61,500	Bank of Hangzhou Co. Ltd. Class A	153,151
158,400	Bank of Jiangsu Co. Ltd. Class A	285,055
62,700	Bank of Ningbo Co. Ltd. Class A	318,437
82,700	China Merchants Bank Co. Ltd. Class A	493,871
324,700	Industrial & Commercial Bank of China Ltd. Class A	390,034
		1,640,548
Beverages 2.8%
2,648	Kweichow Moutai Co. Ltd. Class A	512,210
Biotechnology 3.2%
4,821	BeOne Medicines Ltd. Class A*	193,652
15,600	Innovent Biologics, Inc.*(a)	206,582
2,850	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. Class H*	180,778
		581,012
Capital Markets 4.7%
85,200	China International Capital Corp. Ltd. Class H(a)	244,998
90,000	East Money Information Co. Ltd. Class A	259,757
38,200	GF Securities Co. Ltd. Class A	124,070
80,300	Huatai Securities Co. Ltd. Class A	232,120
		860,945
Chemicals 5.6%
4,950	Jiangsu Yoke Technology Co. Ltd. Class A	104,899
27,400	Ningxia Baofeng Energy Group Co. Ltd. Class A	100,820
25,200	Shandong Sinocera Functional Material Co. Ltd. Class A	262,458
32,800	Tianqi Lithium Corp. Class A*	243,624
53,000	Zhejiang Juhua Co. Ltd. Class A	319,821
		1,031,622
Number of Shares		Value
Communications Equipment 3.5%
8,900	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd. Class H(a)	$189,276
3,500	Zhongji Innolight Co. Ltd. Class A	443,817
		633,093
Construction Materials 0.8%
85,300	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A*	139,919
Electrical Equipment 6.6%
14,720	Contemporary Amperex Technology Co. Ltd. Class A	796,561
12,000	Sieyuan Electric Co. Ltd. Class A	250,281
11,800	Sungrow Power Supply Co. Ltd. Class A	160,713
		1,207,555
Electronic Equipment, Instruments & Components 10.5%
23,300	Chaozhou Three-Circle Group Co. Ltd. Class A	398,842
70,100	Luxshare Precision Industry Co. Ltd. Class A	601,227
24,700	Shenzhen Sunlord Electronics Co. Ltd. Class A	184,013
9,700	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A*	285,880
8,500	Unicomp Technology Group Co. Ltd. Class A	173,335
15,600	WUS Printed Circuit Kunshan Co. Ltd. Class A	290,047
		1,933,344
Energy Equipment & Services 1.2%
11,700	Yantai Jereh Oilfield Services Group Co. Ltd. Class A	226,853
Entertainment 0.9%
26,800	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	73,640
38,200	Kingnet Network Co. Ltd. Class A	97,630
		171,270
Food Products 1.9%
33,100	Foshan Haitian Flavouring & Food Co. Ltd. Class A	165,692
27,900	Muyuan Foods Group Co. Ltd. Class A	175,709
		341,401
See Notes to Financial Statements

Schedule of Investments China Equity ETF^  (cont’d)
Number of Shares		Value
Household Durables 3.0%
46,300	Hisense Visual Technology Co. Ltd. Class A	$192,968
27,100	Midea Group Co. Ltd. Class A	353,887
		546,855
Independent Power and Renewable Electricity Producers 1.9%
84,400	China Yangtze Power Co. Ltd. Class A	352,892
Insurance 2.4%
52,700	Ping An Insurance Group Co. of China Ltd. Class A	437,872
IT Services 0.7%
176,000	Kingsoft Cloud Holdings Ltd.*	125,402
Life Sciences Tools & Services 2.0%
11,800	WuXi AppTec Co. Ltd. Class A	271,859
15,200	Wuxi Biologics Cayman, Inc.*(a)	94,709
		366,568
Machinery 6.9%
2,660	Guangdong Dtech Technology Co. Ltd. Class A	166,239
46,000	Neway Valve Suzhou Co. Ltd. Class A	348,790
88,700	Weichai Power Co. Ltd. Class A	358,724
178,100	XCMG Construction Machinery Co. Ltd. Class A	209,165
58,800	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class H	188,437
		1,271,355
Metals & Mining 4.8%
44,300	Chifeng Jilong Gold Mining Group Ltd. Class A	308,666
35,500	China Hongqiao Group Ltd.	103,351
59,500	CMOC Group Ltd. Class A	168,806
11,600	JCHX Mining Management Co. Ltd. Class A	141,102
20,500	Xiamen Tungsten Co. Ltd. Class A	164,532
		886,457
Oil, Gas & Consumable Fuels 1.2%
77,900	COSCO SHIPPING Energy Transportation Co. Ltd. Class A	222,863
Pharmaceuticals 0.6%
16,200	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	111,091
Number of Shares		Value
Real Estate Management & Development 0.4%
19,300	China Resources Land Ltd.	$74,014
Semiconductors & Semiconductor Equipment 14.2%
3,476	Cambricon Technologies Corp. Ltd. Class A	575,442
18,853	China Resources Microelectronics Ltd. Class A	172,276
134,242	Hangzhou First Applied Material Co. Ltd. Class A	305,323
13,300	Hua Hong Grace Semiconductor Ltd.*(a)	208,702
21,088	Montage Technology Co. Ltd. Class A	643,325
3,465	NAURA Technology Group Co. Ltd. Class A	360,926
18,700	SICC Co. Ltd. Class H*	156,858
34,301	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	190,595
		2,613,447
Software 1.1%
174,000	Kingdee International Software Group Co. Ltd.*	192,237
Technology Hardware, Storage & Peripherals 4.4%
19,600	Huaqin Co. Ltd. Class A	238,064
96,300	Lenovo Group Ltd.	369,059
59,200	Xiaomi Corp. Class B*(a)	208,601
		815,724
Textiles, Apparel & Luxury Goods 0.7%
12,400	ANTA Sports Products Ltd.	122,917

Total Common Stocks (Cost $14,907,421)		17,644,564

Short-Term Investments 3.4%
Investment Companies 3.4%
615,841	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.69%(b) (Cost $615,841)	615,841
Total Investments 99.5% (Cost $15,523,262)		18,260,405
Other Assets Less Liabilities 0.5%		98,854
Net Assets 100.0%		$18,359,259

See Notes to Financial Statements

Schedule of Investments China Equity ETF^  (cont’d)
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at August 31, 2026 amounted to $1,152,868, which represents 6.3% of net assets of the Fund.

(b)	Represents 7-day effective yield as of August 31, 2026.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
China	$17,450,912	95.0%
United States	193,652	1.1%
Short-Term Investments and Other Assets—Net	714,695	3.9%
	$18,359,259	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$17,644,564	$—	$—	$17,644,564
Short-Term Investments	—	615,841	—	615,841
Total Investments	$17,644,564	$615,841	$—	$18,260,405

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  August 31, 2026

Principal Amount		Value
U.S. Treasury Obligations 15.0%
	U.S. Treasury Bills
$35,000,000	3.64%, due 9/1/2026	$35,000,000 (a)
17,000,000	3.71%, due 10/1/2026	16,947,524 (a)
25,000,000	3.69%, due 10/6/2026	24,910,250 (a)
Total U.S. Treasury Obligations (Cost $76,857,849)		76,857,774
Asset-Backed Securities 14.7%
Automobiles 12.6%
	Ally Auto Receivables Trust
839,468	Series 2025-1, Class A2, 4.03%, due 7/17/2028	839,393
742,862	Series 2026-1, Class A2, 3.91%, due 11/15/2028	742,096
	BMW Vehicle Lease Trust
182,409	Series 2025-1, Class A2A, 4.43%, due 9/27/2027	182,499
1,605,000	Series 2026-1, Class A2A, 4.03%, due 7/25/2028	1,601,830
1,778,000	BMW Vehicle Owner Trust, Series 2026-A, Class A2A, 4.28%, due 6/25/2029	1,776,134
841,000	BofA Auto Trust, Series 2026-1A, Class A2A, 4.10%, due 11/15/2028	840,214 (b)
	CarMax Auto Owner Trust
281,994	Series 2025-3, Class A2A, 4.42%, due 8/15/2028	282,139
964,000	Series 2026-2, Class A2A, 4.11%, due 8/15/2029	961,833
247,980	Ford Credit Auto Lease Trust, Series 2026-A, Class A2A, 3.83%, due 8/15/2028	247,420
	Ford Credit Auto Owner Trust
341,585	Series 2025-A, Class A2A, 4.47%, due 12/15/2027	341,719
1,039,754	Series 2025-B, Class A2A, 3.88%, due 6/15/2028	1,038,722
2,547,000	Series 2026-A, Class A2A, 4.02%, due 1/15/2029	2,542,096
1,447,268	Series 2024-C, Class A3, 4.07%, due 7/15/2029	1,444,548
	GM Financial Automobile Leasing Trust
2,689,000	Series 2026-1, Class A2, 3.77%, due 4/20/2028	2,681,953
1,502,000	Series 2026-3, Class A2A, 4.33%, due 10/20/2028	1,499,822
	GM Financial Consumer Automobile Receivables Trust
324,968	Series 2025-3, Class A2A, 4.32%, due 6/16/2028	325,094
1,016,000	Series 2026-2, Class A2A, 4.05%, due 5/16/2029	1,013,993
	Honda Auto Receivables Owner Trust
1,080,946	Series 2025-3, Class A2A, 4.19%, due 3/21/2028	1,081,003
1,506,000	Series 2026-2, Class A2A, 4.11%, due 12/15/2028	1,503,327
1,965,000	Series 2026-3, Class A2A, 4.30%, due 4/18/2029	1,962,507
	Hyundai Auto Lease Securitization Trust
487,296	Series 2025-C, Class A2A, 4.37%, due 1/18/2028	487,490 (b)
2,164,028	Series 2026-A, Class A2A, 3.85%, due 5/15/2028	2,158,046 (b)
3,951,000	Series 2025-C, Class A3, 4.36%, due 7/17/2028	3,947,688 (b)
1,346,000	Series 2026-C, Class A2A, 4.43%, due 12/15/2028	1,345,227 (b)
	Hyundai Auto Receivables Trust
107,286	Series 2025-A, Class A2A, 4.33%, due 12/15/2027	107,295
1,379,383	Series 2025-D, Class A2A, 4.03%, due 11/15/2028	1,378,006
1,925,000	Series 2026-B, Class A2A, 4.19%, due 5/15/2029	1,921,268
1,399,000	M&T Bank Auto Receivables Trust, Series 2026-1A, Class A2, 4.33%, due 7/16/2029	1,398,572 (b)
	Mercedes-Benz Auto Lease Trust
1,532,338	Series 2025-B, Class A2A, 3.86%, due 3/15/2028	1,530,015
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$1,143,000	Series 2026-A, Class A2A, 3.83%, due 7/17/2028	$1,139,683
1,539,000	Mercedes-Benz Auto Receivables Trust, Series 2026-1, Class A2A, 4.13%, due 1/16/2029	1,536,915
	Nissan Auto Lease Trust
477,000	Series 2026-A, Class A2A, 3.90%, due 5/15/2028	475,192
756,000	Series 2026-B, Class A2A, 4.44%, due 4/16/2029	755,771
	Nissan Auto Receivables Owner Trust
545,926	Series 2025-A, Class A2A, 4.50%, due 2/15/2028	546,310
1,801,000	Series 2026-A, Class A2A, 4.19%, due 3/15/2029	1,798,911
255,515	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2, 4.12%, due 9/15/2028	255,442 (b)
2,830,000	Porsche Innovative Lease Owner Trust, Series 2026-1A, Class A2A, 4.10%, due 10/20/2028	2,825,415
	SFS Auto Receivables Securitization Trust
105,383	Series 2025-2A, Class A2, 4.52%, due 11/20/2028	105,436 (b)
1,041,740	Series 2025-3A, Class A2, 4.11%, due 3/20/2029	1,041,251 (b)
641,234	Series 2026-1A, Class A2A, 3.91%, due 8/20/2029	639,568 (b)
	Stellantis Financial Underwritten Enhanced Lease Trust
201,020	Series 2025-BA, Class A2, 4.31%, due 5/22/2028	201,019 (b)
1,717,286	Series 2025-CA, Class A2, 4.06%, due 6/20/2028	1,716,640 (b)
	Toyota Auto Receivables Owner Trust
862,199	Series 2025-C, Class A2A, 4.29%, due 6/15/2028	862,500
1,006,229	Series 2026-A, Class A2A, 3.80%, due 12/15/2028	1,004,259
1,585,000	Series 2026-B, Class A2A, 4.04%, due 2/15/2029	1,582,499
834,240	Toyota Lease Owner Trust, Series 2025-B, Class A2A, 3.91%, due 5/22/2028	832,504 (b)
659,661	USAA Auto Owner Trust, Series 2025-A, Class A2, 3.98%, due 3/15/2028	659,263 (b)
171,731	USB Auto Owner Trust, Series 2025-1A, Class A2, 4.51%, due 6/15/2028	171,792 (b)
	Volkswagen Auto Lease Trust
890,696	Series 2025-B, Class A2A, 3.97%, due 4/20/2028	889,747
1,612,000	Series 2026-A, Class A2A, 4.06%, due 8/21/2028	1,609,195
	Volkswagen Auto Loan Enhanced Trust
11,695	Series 2024-1, Class A2A, 4.65%, due 11/22/2027	11,699
216,734	Series 2025-1, Class A2A, 4.51%, due 1/20/2028	216,800
	World Omni Auto Receivables Trust
1,251,693	Series 2026-A, Class A2A, 3.71%, due 4/16/2029	1,248,064
1,676,000	Series 2026-B, Class A2A, 4.11%, due 6/15/2029	1,673,503
1,963,000	Series 2026-C, Class A2A, 4.27%, due 11/15/2029	1,959,499
	World Omni Automobile Lease Securitization Trust
46,465	Series 2025-A, Class A2A, 4.35%, due 12/15/2027	46,476
1,458,611	Series 2026-A, Class A2A, 4.02%, due 12/15/2028	1,455,706
		64,443,008
Other 2.0%
79,038	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, due 1/21/2031	79,418 (b)
	CNH Equipment Trust
305,039	Series 2025-A, Class A2A, 4.30%, due 8/15/2028	305,110
1,502,770	Series 2026-A, Class A2A, 3.82%, due 6/15/2029	1,498,185
	DLLAA LLC
72,713	Series 2025-1A, Class A2, 4.70%, due 10/20/2027	72,780 (b)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$912,000	Series 2026-1A, Class A2, 4.42%, due 5/21/2029	$910,778 (b)
356,898	DLLAD LLC, Series 2025-1A, Class A2, 4.46%, due 11/20/2028	356,925 (b)
609,000	GreatAmerica Leasing Receivables Funding LLC, Series 2026-1, Class A2, 4.47%, due 1/16/2029	608,579 (b)
212,594	HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49%, due 9/20/2032	212,764 (b)
John Deere Owner Trust
507,966	Series 2025-B, Class A2A, 4.28%, due 7/17/2028	508,065
1,880,000	Series 2026-A, Class A2A, 3.85%, due 12/15/2028	1,873,376
Kubota Credit Owner Trust
506,005	Series 2025-2A, Class A2, 4.48%, due 4/17/2028	506,436 (b)
683,000	Series 2026-1A, Class A2, 3.84%, due 1/16/2029	679,334 (b)
796,000	M&T Equipment LLC, Series 2026-1A, Class A2, 4.56%, due 3/19/2029	795,616 (b)
1,113,000	Verizon Master Trust, Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.22%, due 4/22/2030	1,114,764 (c)
507,566	Volvo Financial Equipment LLC, Series 2025-2A, Class A2, 3.96%, due 6/15/2028	506,917 (b)
10,029,047
Total Credit Card 0.1%
553,000	Evergreen Credit Card Trust, Series 2025-1A, Class A, (Secured Overnight Financing Rate + 0.59%), 4.24%, due 10/15/2029	554,410 (b)(c)
Total Asset-Backed Securities (Cost $75,127,026)		75,026,465

Corporate Bonds 50.0%
Agriculture 0.6%
2,795,000	Philip Morris International, Inc., (Secured Overnight Financing Rate + 0.83%), 4.49%, due 4/28/2028	2,809,402 (c)
Banks 18.5%
Bank of America Corp.
4,135,000	(Secured Overnight Financing Rate + 1.05%), 4.71%, due 2/4/2028	4,144,144 (c)
6,795,000	(Secured Overnight Financing Rate + 0.83%), 4.49%, due 1/24/2029	6,814,493 (c)
5,815,000	Bank of New York Mellon Corp., (Secured Overnight Financing Rate Index + 0.68%), 4.33%, due 6/9/2028	5,827,010 (c)
3,110,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 4.38%, due 11/19/2027	3,112,644 (c)
6,385,000	Citigroup, Inc., (Secured Overnight Financing Rate + 1.14%), 4.81%, due 5/7/2028	6,409,522 (c)
2,120,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.47%, due 1/28/2028	2,122,290 (c)
Goldman Sachs Group, Inc.
4,005,000	(Secured Overnight Financing Rate + 1.85%), 5.50%, due 3/15/2028	4,033,596 (c)
3,405,000	(Secured Overnight Financing Rate + 1.29%), 4.95%, due 4/23/2028	3,421,569 (c)
JPMorgan Chase & Co.
7,310,000	(Secured Overnight Financing Rate + 0.86%), 4.52%, due 10/22/2028	7,344,065 (c)
3,400,000	(Secured Overnight Financing Rate + 0.80%), 4.46%, due 1/24/2029	3,392,432 (c)
7,115,000	Morgan Stanley Bank NA, (Secured Overnight Financing Rate + 0.87%), 4.53%, due 5/26/2028	7,130,334 (c)
3,340,000	Morgan Stanley Private Bank NA, (Secured Overnight Financing Rate + 0.78%), 4.44%, due 11/17/2028	3,346,090 (c)
1,835,000	Nordea Bank Abp, (Secured Overnight Financing Rate + 0.74%), 4.39%, due 3/19/2027	1,840,326 (b)(c)
3,775,000	PNC Bank NA, (Secured Overnight Financing Rate + 0.73%), 4.39%, due 7/21/2028	3,779,596 (c)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
Principal Amount		Value

Banks – cont'd
$945,000	PNC Financial Services Group, Inc., (Secured Overnight Financing Rate + 0.62%), 4.28%, due 1/26/2029	$944,620 (c)
6,090,000	State Street Corp., (Secured Overnight Financing Rate + 0.64%), 4.30%, due 10/22/2027	6,104,385 (c)
6,045,000	Truist Bank, (Secured Overnight Financing Rate + 0.77%), 4.43%, due 7/24/2028	6,055,873 (c)
8,165,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 4.35%, due 10/22/2027	8,169,654 (c)
Wells Fargo & Co.
1,935,000	(Secured Overnight Financing Rate + 1.07%), 4.73%, due 4/22/2028	1,942,287 (c)
8,635,000	(Secured Overnight Financing Rate + 0.72%), 4.39%, due 5/20/2029	8,640,915 (c)
94,575,845
Beverages 0.6%
2,775,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 4.22%, due 2/16/2027	2,780,412 (c)
Commercial Services 0.4%
1,875,000	PayPal Holdings, Inc., (Secured Overnight Financing Rate + 0.67%), 4.32%, due 3/6/2028	1,877,277 (c)
Diversified Financial Services 0.9%
3,830,000	American Express Co., (Secured Overnight Financing Rate Index + 1.00%), 4.66%, due 2/16/2028	3,838,404 (c)
755,000	Mastercard, Inc., (Secured Overnight Financing Rate Index + 0.44%), 4.09%, due 3/15/2028	754,277 (c)
4,592,681
Electric 3.9%
2,440,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.19%, due 11/18/2027	2,440,659 (c)
735,000	Constellation Energy Generation LLC, (Secured Overnight Financing Rate + 0.60%), 4.25%, due 1/8/2028	735,488 (c)
3,520,000	Duke Energy Florida LLC, 3.20%, due 1/15/2027	3,507,598
2,955,000	Duke Energy Progress LLC, 4.35%, due 3/6/2027	2,956,546
Georgia Power Co.
2,235,000	(Secured Overnight Financing Rate Index + 0.28%), 3.93%, due 9/15/2026	2,235,042 (c)
1,935,000	(Secured Overnight Financing Rate Index + 0.42%), 4.09%, due 11/22/2027	1,939,034 (c)
1,258,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.80%), 4.46%, due 2/4/2028	1,262,814 (c)
5,050,000	Virginia Electric & Power Co., 3.50%, due 3/15/2027	5,029,690
20,106,871
Electronics 0.4%
2,260,000	Amphenol Corp., (Secured Overnight Financing Rate + 0.53%), 4.19%, due 11/15/2027	2,263,633 (c)
Healthcare - Products 1.3%
6,840,000	Abbott Laboratories, (Secured Overnight Financing Rate Index + 0.50%), 4.15%, due 3/9/2029	6,843,261 (c)
Insurance 1.9%
Athene Global Funding
1,540,000	(Secured Overnight Financing Rate Index + 0.83%), 4.48%, due 1/7/2027	1,540,485 (b)(c)
1,535,000	(Secured Overnight Financing Rate Index + 1.00%), 4.65%, due 9/18/2028	1,541,415 (b)(c)
2,690,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 4.95%, due 9/25/2026	2,691,701 (b)(c)
730,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 4.36%, due 11/8/2027	732,691 (c)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
Principal Amount		Value

Insurance – cont'd
$1,605,000	New York Life Global Funding, (Secured Overnight Financing Rate + 0.41%), 4.07%, due 2/5/2027	$1,606,276 (b)(c)
1,815,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 4.48%, due 8/18/2028	1,824,716 (b)(c)
9,937,284
Internet 3.0%
Alphabet, Inc.
6,120,000	(Secured Overnight Financing Rate Index + 0.44%), 4.10%, due 8/10/2028	6,129,296 (c)
2,810,000	(Secured Overnight Financing Rate + 0.52%), 4.18%, due 11/15/2028	2,817,839 (c)
Amazon.com, Inc.
2,335,000	(Secured Overnight Financing Rate + 0.44%), 4.09%, due 3/13/2028	2,336,294 (c)
4,290,000	(Secured Overnight Financing Rate + 0.59%), 4.24%, due 3/13/2029	4,300,415 (c)
15,583,844
Machinery - Construction & Mining 1.7%
Caterpillar Financial Services Corp.
2,915,000	(Secured Overnight Financing Rate + 0.52%), 4.18%, due 5/14/2027	2,919,201 (c)
5,845,000	(Secured Overnight Financing Rate + 0.58%), 4.24%, due 11/14/2028	5,860,064 (c)
8,779,265
Machinery - Diversified 1.1%
John Deere Capital Corp.
1,620,000	(Secured Overnight Financing Rate + 0.40%), 4.05%, due 1/5/2027	1,620,739 (c)
845,000	(Secured Overnight Financing Rate + 0.60%), 4.25%, due 6/11/2027	847,543 (c)
1,190,000	(Secured Overnight Financing Rate + 0.68%), 4.33%, due 7/15/2027	1,193,377 (c)
1,910,000	(Secured Overnight Financing Rate + 0.55%), 4.19%, due 3/9/2029	1,911,568 (c)
5,573,227
Miscellaneous Manufacturer 0.4%
2,205,000	Siemens Funding BV, (Secured Overnight Financing Rate + 0.64%), 4.31%, due 5/26/2028	2,213,006 (b)(c)
Oil & Gas 2.3%
2,850,000	BP Capital Markets America, Inc., 3.02%, due 1/16/2027	2,836,227
Chevron USA, Inc.
2,350,000	(Secured Overnight Financing Rate Index + 0.36%), 4.03%, due 2/26/2027	2,351,691 (c)
2,325,000	(Secured Overnight Financing Rate + 0.57%), 4.23%, due 8/13/2028	2,334,274 (c)
4,005,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	4,022,797
11,544,989
Pharmaceuticals 5.7%
AbbVie, Inc.
1,785,000	(Secured Overnight Financing Rate Index + 0.48%), 4.12%, due 3/3/2028	1,786,633 (c)
2,360,000	(Secured Overnight Financing Rate Index + 0.42%), 4.09%, due 8/18/2028	2,360,968 (c)
3,460,000	CVS Health Corp., 3.63%, due 4/1/2027	3,445,565
Eli Lilly & Co.
2,760,000	(Secured Overnight Financing Rate Index + 0.35%), 4.02%, due 5/20/2028	2,761,899 (c)
1,395,000	(Secured Overnight Financing Rate + 0.53%), 4.19%, due 10/15/2028	1,399,558 (c)
2,830,000	GlaxoSmithKline Capital PLC, (Secured Overnight Financing Rate + 0.50%), 4.15%, due 3/12/2027	2,833,707 (c)
6,760,000	Merck & Co., Inc., (Secured Overnight Financing Rate + 0.37%), 4.04%, due 5/22/2028	6,772,709 (c)
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
Principal Amount		Value

Pharmaceuticals – cont'd
$2,630,000	Novartis Capital Corp., (Secured Overnight Financing Rate + 0.52%), 4.18%, due 11/5/2028	$2,631,686 (c)
2,285,000	Pfizer, Inc., (Secured Overnight Financing Rate + 0.50%), 4.16%, due 11/15/2027	2,290,777 (c)
3,110,000	Sanofi SA, (Secured Overnight Financing Rate + 0.46%), 4.12%, due 11/3/2027	3,112,548 (c)
		29,396,050
Pipelines 1.5%
2,635,000	Enbridge, Inc., 5.90%, due 11/15/2026	2,640,003
5,175,000	Enterprise Products Operating LLC, 4.60%, due 1/11/2027	5,180,703
		7,820,706
Real Estate Investment Trusts 1.3%
	Simon Property Group LP
2,505,000	1.38%, due 1/15/2027	2,476,280
4,205,000	3.38%, due 6/15/2027	4,171,146
		6,647,426
Retail 0.4%
2,055,000	Walmart, Inc., (Secured Overnight Financing Rate Index + 0.40%), 4.06%, due 4/30/2029	2,052,993 (c)
Software 0.2%
1,070,000	Oracle Corp., (Secured Overnight Financing Rate + 0.76%), 4.42%, due 8/3/2028	1,057,419 (c)
Telecommunications 3.9%
	AT&T, Inc.
3,510,000	3.80%, due 2/15/2027	3,500,498
1,815,000	4.25%, due 3/1/2027	1,813,380
3,580,000	(Secured Overnight Financing Rate + 0.65%), 4.31%, due 8/10/2028	3,592,534 (c)
4,700,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	4,680,965
6,160,000	Verizon Communications, Inc., 4.13%, due 3/16/2027	6,158,102
		19,745,479

Total Corporate Bonds (Cost $256,101,393)		256,201,070
Number of Shares
Short-Term Investments 16.1%
Investment Companies 16.1%
82,495,191	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.69%(d) (Cost $82,495,191)	82,495,191
Total Investments 95.8% (Cost $490,581,459)		490,580,500
Other Assets Less Liabilities 4.2%		21,561,025 (e)
Net Assets 100.0%		$512,141,525

(a)	Rate shown was the discount rate at the date of purchase.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At August 31, 2026, these securities amounted to $34,342,034, which represents 6.7% of net assets of the Fund.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of August 31, 2026 and changes periodically.
(d)	Represents 7-day effective yield as of August 31, 2026.
(e)	Includes the impact of the Fund’s open positions in derivatives at August 31, 2026.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At August 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	19	Copper	$6,869,892	$413,416
9/2026	122	Lead	5,744,736	(245,678)
9/2026	123	Nickel	12,339,840	(1,843,372)
9/2026	275	Primary Aluminum	22,304,700	(2,071,989)
9/2026	16	Tin	4,391,520	(14,855)
9/2026	167	Zinc	16,588,653	2,264,491
10/2026	25	Cattle Feeder	3,962,813	(234,237)
10/2026	19	Copper	6,825,731	117,941
10/2026	131	New York Harbor ULSD	23,392,853	2,539,731
10/2026	24	Platinum	2,153,040	38,765
10/2026	37	Rapeseed	1,169,521	29,578
10/2026	379	WTI Crude	31,858,740	2,462,648
11/2026	534	Brent Crude	46,004,100	996,104
11/2026	77	Canola	903,588	49,525
11/2026	32	Coffee Robusta 10tn	1,129,280	(86,473)
11/2026	185	Iodex	1,832,980	76,871
11/2026	131	Lead	6,233,111	(18,408)
11/2026	263	Low Sulphur Gasoil	32,007,100	3,904,477
11/2026	20	Natural Gas	1,196,095	220,597
11/2026	133	Nickel	13,442,877	(89,707)
11/2026	270	Primary Aluminum	21,906,315	600,699
11/2026	201	Zinc	19,544,084	2,109,579
12/2026	88	Cocoa	5,793,875	642,733
12/2026	78	Cocoa	5,281,380	1,091,882
12/2026	63	Coffee'c'	7,359,188	55,381
12/2026	32	ECX Emission	3,088,792	323,536
12/2026	172	Gold 100 Oz	77,081,800	6,191,152
12/2026	290	Lean Hogs	8,601,400	270,121
12/2026	166	Live Cattle	14,247,780	64,622
12/2026	12	Palladium	1,653,960	(5,236)
12/2026	1	Phelix DE Base	1,191,513	337,790
12/2026	196	RBOB Gasoline	21,746,474	596,496
12/2026	70	Red Wheat	2,670,500	216,932
12/2026	47	Silver	15,742,650	1,892,559
12/2026	5	Tin	1,382,325	(3,281)
12/2026	212	Wheat	3,019,622	80,463
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
1/2027	52	Lead	$2,505,776	$(6,797)
1/2027	36	Nickel	3,667,678	(12,791)
1/2027	196	Primary Aluminum	15,887,270	39,297
1/2027	552	Soybean	35,969,700	2,626,369
1/2027	512	Soybean Meal	17,807,360	252,571
1/2027	133	Zinc	12,822,862	(23,590)
2/2027	965	Natural Gas	28,139,400	(90,492)
2/2027	432	Sugar 11	9,110,707	66,594
2/2027	101	White Sugar	2,641,150	85,656
3/2027	219	Copper	37,156,087	1,400,271
3/2027	697	Corn	19,245,912	2,996,605
3/2027	191	Cotton No. 2	9,085,870	1,448,250
3/2027	436	Soybean Oil	18,586,680	498,494
3/2027	85	Wheat	3,350,063	88,657
3/2027	82	Wheat	3,490,125	97,337
Total Long Positions			$670,129,468	$32,441,284

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	19	Copper	$(6,869,892)	$(149,231)
9/2026	122	Lead	(5,744,736)	212,589
9/2026	123	Nickel	(12,339,840)	66,506
9/2026	275	Primary Aluminum	(22,304,700)	(39,245)
9/2026	7	Tin	(1,921,290)	(11,070)
9/2026	167	Zinc	(16,588,653)	(2,246,388)
11/2026	118	Lead	(5,614,558)	7,882
11/2026	124	Nickel	(12,533,208)	(93,947)
11/2026	221	Primary Aluminum	(17,930,725)	(75,767)
11/2026	168	Zinc	(16,335,354)	(325,774)
Total Short Positions			$(118,182,956)	$(2,654,445)
Total Futures				$29,786,839
At August 31, 2026, the Fund had $12,795,184 deposited in a segregated account to cover margin requirements on open futures.
For the year ended August 31, 2026, the average notional value for the months where the Fund had futures outstanding was $471,295,456 for long positions and $(76,361,293) for short positions.
See Notes to Consolidated Financial Statements

Consolidated Schedule of Investments Commodity Strategy ETF^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$76,857,774	$—	$76,857,774
Asset-Backed Securities#	—	75,026,465	—	75,026,465
Corporate Bonds#	—	256,201,070	—	256,201,070
Short-Term Investments	—	82,495,191	—	82,495,191
Total Investments	$—	$490,580,500	$—	$490,580,500

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see Note A of the Notes to Consolidated Financial Statements), of inputs used to value the Fund’s derivatives as of August 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$37,475,167	$—	$—	$37,475,167
Liabilities	(7,688,328)	—	—	(7,688,328)
Total	$29,786,839	$—	$—	$29,786,839

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Financial Statements

Schedule of Investments Core Equity ETF^  August 31, 2026

Number of Shares		Value
Common Stocks 99.0%
Aerospace & Defense 2.8%
19,711	Boeing Co.*	$4,095,552
22,024	General Electric Co.	7,393,677
14,551	Howmet Aerospace, Inc.	3,564,268
5,062	Lockheed Martin Corp.	2,840,946
30,373	RTX Corp.	6,309,383
		24,203,826
Automobile Components 0.0%‡
26	Mobileye Global, Inc. Class A*	222
Automobiles 1.8%
20,011	General Motors Co.	1,727,350
36,816	Tesla, Inc.*	13,546,447
		15,273,797
Banks 3.8%
123,118	Bank of America Corp.	7,625,929
22,461	Citigroup, Inc.	2,956,317
6,838	Citizens Financial Group, Inc.	470,933
28,295	Fifth Third Bancorp	1,521,422
34,895	JPMorgan Chase & Co.	12,423,318
11,804	PNC Financial Services Group, Inc.	2,828,593
22,418	U.S. Bancorp	1,380,500
37,910	Wells Fargo & Co.	3,275,045
		32,482,057
Beverages 1.0%
65,215	Coca-Cola Co.	5,782,614
55,272	Monster Beverage Corp.*	2,538,090
		8,320,704
Biotechnology 1.0%
5,318	Biogen, Inc.*	1,152,145
14,569	Cytokinetics, Inc.*	1,033,088
6,405	Insmed, Inc.*	780,257
15,525	Ionis Pharmaceuticals, Inc.*	937,089
2,286	Regeneron Pharmaceuticals, Inc.	1,826,697
5,237	Vertex Pharmaceuticals, Inc.*	2,851,651
		8,580,927
Broadline Retail 3.6%
118,993	Amazon.com, Inc.*	30,910,812
Building Products 0.1%
2,594	Builders FirstSource, Inc.*	172,241
Number of Shares		Value
Building Products – cont'd
20,360	Fortune Brands Innovations, Inc.	$902,559
		1,074,800
Capital Markets 4.1%
17,475	Ares Management Corp. Class A	2,501,896
9,476	Bank of New York Mellon Corp.	1,528,289
3,358	Blackrock, Inc.	3,880,538
3,436	Goldman Sachs Group, Inc.	3,524,992
32,572	Intercontinental Exchange, Inc.	5,234,320
16,598	KKR & Co., Inc.	1,821,133
3,148	Moody's Corp.	1,588,607
16,512	Morgan Stanley	3,522,340
5,523	MSCI, Inc.	3,151,645
19,048	Nasdaq, Inc.	1,878,323
8,638	S&P Global, Inc.	3,764,786
19,784	Tradeweb Markets, Inc. Class A	2,130,737
		34,527,606
Chemicals 0.8%
4,295	Ecolab, Inc.	1,216,344
25,979	Element Solutions, Inc.	923,294
9,611	Linde PLC	4,705,353
		6,844,991
Commercial Services & Supplies 0.4%
8,680	Republic Services, Inc.	1,917,586
6,825	Waste Connections, Inc.	1,128,309
		3,045,895
Communications Equipment 1.6%
18,833	Arista Networks, Inc.*	3,685,430
59,667	Cisco Systems, Inc.	6,592,607
2,821	Lumentum Holdings, Inc.*	2,580,538
2,040	Motorola Solutions, Inc.	990,012
		13,848,587
Construction Materials 0.2%
2,671	Martin Marietta Materials, Inc.	1,385,448
Consumer Staples Distribution & Retail 1.1%
9,229	Costco Wholesale Corp.	8,711,161
8,028	Dollar Tree, Inc.*	1,016,264
		9,727,425
Containers & Packaging 0.4%
8,940	Avery Dennison Corp.	1,556,544
See Notes to Financial Statements

Schedule of Investments Core Equity ETF^  (cont’d)
Number of Shares		Value
Containers & Packaging – cont'd
22,461	Ball Corp.	$1,414,369
32,192	Graphic Packaging Holding Co.	360,550
		3,331,463
Electric Utilities 1.1%
8,970	Alliant Energy Corp.	609,781
12,720	American Electric Power Co., Inc.	1,557,310
5,568	Constellation Energy Corp.	1,529,919
9,957	Entergy Corp.	1,058,529
12,485	FirstEnergy Corp.	572,562
31,398	NextEra Energy, Inc.	2,585,311
6,512	NRG Energy, Inc.	717,101
70,177	PG&E Corp.	931,249
		9,561,762
Electrical Equipment 1.6%
9,027	Bloom Energy Corp. Class A*	1,862,270
7,417	Eaton Corp. PLC	2,980,744
4,630	GE Vernova, Inc.	4,160,194
27,802	nVent Electric PLC	4,191,151
		13,194,359
Electronic Equipment, Instruments & Components 0.5%
21,911	Amphenol Corp. Class A	3,473,989
3,088	CDW Corp.	468,079
		3,942,068
Energy Equipment & Services 0.3%
35,164	Baker Hughes Co.	2,234,672
Entertainment 1.8%
481,384	Lionsgate Studios Corp.*	5,454,081
51,702	Netflix, Inc.*	4,190,447
14,150	Take-Two Interactive Software, Inc.*	3,108,755
1,822	TKO Group Holdings, Inc.	332,715
21,719	Walt Disney Co.	2,335,879
		15,421,877
Financial Services 2.4%
15,614	MasterCard, Inc. Class A	9,201,486
29,749	Visa, Inc. Class A	11,285,878
		20,487,364
Food Products 0.4%
58,286	Mondelez International, Inc. Class A	3,617,812
Gas Utilities 0.0%‡
6,296	UGI Corp.	242,081
Number of Shares		Value
Ground Transportation 1.3%
7,623	Canadian Pacific Kansas City Ltd.	$706,576
41,170	CSX Corp.	2,079,497
8,852	Old Dominion Freight Line, Inc.	1,770,046
41,333	Uber Technologies, Inc.*	3,126,841
10,404	Union Pacific Corp.	3,128,171
		10,811,131
Health Care Equipment & Supplies 1.5%
45,897	Abbott Laboratories	5,065,193
1,515	Align Technology, Inc.*	242,082
42,882	Edwards Lifesciences Corp.*	3,891,541
11,255	Stryker Corp.	3,644,369
		12,843,185
Health Care Providers & Services 1.6%
3,832	Cigna Group	1,057,939
28,233	CVS Health Corp.	2,651,361
1,840	McKesson Corp.	1,628,989
3,745	Quest Diagnostics, Inc.	899,923
4,805	RadNet, Inc.*	364,315
4,062	Tenet Healthcare Corp.*	1,080,126
14,699	UnitedHealth Group, Inc.	5,723,938
		13,406,591
Health Care REITs 0.4%
15,682	Ventas, Inc.	1,429,728
9,844	Welltower, Inc.	2,325,546
		3,755,274
Health Care Technology 0.0%‡
5,329	Waystar Holding Corp.*	139,513
Hotels, Restaurants & Leisure 1.9%
11,357	Booking Holdings, Inc.	2,261,065
7,705	Brinker International, Inc.*	1,760,593
4,771	DoorDash, Inc. Class A*	1,105,632
198,343	DraftKings, Inc. Class A*	4,817,751
26,804	Wynn Resorts Ltd.	2,446,669
23,217	Yum! Brands, Inc.	3,559,398
		15,951,108
Household Durables 0.1%
6,728	Toll Brothers, Inc.	965,132
Household Products 0.4%
19,614	Church & Dwight Co., Inc.	1,957,085
20,451	Colgate-Palmolive Co.	1,836,909
		3,793,994
See Notes to Financial Statements

Schedule of Investments Core Equity ETF^  (cont’d)
Number of Shares		Value
Independent Power and Renewable Electricity Producers 0.2%
1,508	Talen Energy Corp.*	$446,006
6,167	Vistra Corp.	847,161
		1,293,167
Industrial REITs 0.3%
2,377	EastGroup Properties, Inc.	474,212
12,646	Prologis, Inc.	1,769,428
		2,243,640
Insurance 3.1%
17,354	Aon PLC Class A	5,579,658
56,224	Brown & Brown, Inc.	4,057,686
34,566	Marsh & McLennan Cos., Inc.	6,560,627
9,406	MetLife, Inc.	895,169
175,006	Ryan Specialty Holdings, Inc.	7,381,753
18,356	Unum Group	1,711,146
		26,186,039
Interactive Media & Services 7.0%
57,166	Alphabet, Inc. Class C	19,174,048
76,088	Alphabet, Inc. Class A	25,820,463
25,956	Meta Platforms, Inc. Class A	14,855,657
		59,850,168
IT Services 0.4%
10,782	Snowflake, Inc.*	3,573,478
Life Sciences Tools & Services 1.1%
13,404	Danaher Corp.	2,862,558
6,807	Thermo Fisher Scientific, Inc.	4,200,600
5,246	Waters Corp.*	2,175,149
		9,238,307
Machinery 1.9%
6,715	Caterpillar, Inc.	5,355,011
3,706	Deere & Co.	2,427,096
22,288	ITT, Inc.	4,464,064
4,248	Parker-Hannifin Corp.	4,160,661
		16,406,832
Materials 0.3%
7,904	Sherwin-Williams Co.	2,677,954
Media 0.7%
65,421	EchoStar Corp. Class A*	5,654,991
Metals & Mining 0.9%
3,671	Agnico Eagle Mines Ltd.	745,617
26,840	Freeport-McMoRan, Inc.	2,032,861
7,009	Nucor Corp.	1,749,727
6,770	Royal Gold, Inc.	1,770,152
Number of Shares		Value
Metals & Mining – cont'd
7,466	Steel Dynamics, Inc.	$1,736,741
		8,035,098
Multi-Utilities 0.5%
32,213	CenterPoint Energy, Inc.	1,275,635
5,572	DTE Energy Co.	755,730
22,958	NiSource, Inc.	939,442
15,830	Sempra	1,293,311
		4,264,118
Oil, Gas & Consumable Fuels 3.4%
3,970	Cheniere Energy, Inc.	1,158,009
27,327	Chevron Corp.	5,633,188
27,338	ConocoPhillips	3,622,012
38,653	Devon Energy Corp.	1,875,057
9,292	Diamondback Energy, Inc.	1,862,860
2,992	DT Midstream, Inc.	392,012
26,049	EQT Corp.	1,411,335
36,228	ExxonMobil Holdings Corp.	5,830,896
15,005	Phillips 66	3,699,933
5,206	Targa Resources Corp.	1,528,742
24,111	Williams Cos., Inc.	1,809,530
		28,823,574
Pharmaceuticals 4.2%
30,864	Bristol-Myers Squibb Co.	2,062,024
10,488	Eli Lilly & Co.	12,131,784
38,616	Johnson & Johnson	10,266,064
50,503	Merck & Co., Inc.	7,462,323
135,120	Pfizer, Inc.	3,845,515
		35,767,710
Professional Services 0.9%
3,580	CACI International, Inc. Class A*	2,230,376
10,572	Jacobs Solutions, Inc.	1,575,756
22,719	TransUnion	1,929,070
10,365	Verisk Analytics, Inc.	2,008,530
		7,743,732
Residential REITs 0.2%
2,068	Essex Property Trust, Inc.	585,161
7,327	Sun Communities, Inc.	889,644
15,051	UDR, Inc.	556,135
		2,030,940
Retail REITs 0.2%
10,802	Realty Income Corp.	661,947
10,837	Regency Centers Corp.	810,282
		1,472,229
See Notes to Financial Statements

Schedule of Investments Core Equity ETF^  (cont’d)
Number of Shares		Value
Semiconductors & Semiconductor Equipment 16.0%
20,499	Advanced Micro Devices, Inc.*	$9,649,289
7,199	Analog Devices, Inc.	2,607,046
44,001	Broadcom, Inc.	16,295,330
4,793	Credo Technology Group Holding Ltd.*	1,084,129
97,288	Intel Corp.*	8,708,249
41,457	Lam Research Corp.	12,498,871
12,972	Marvell Technology, Inc.	2,745,654
11,732	Micron Technology, Inc.	11,247,820
284,994	NVIDIA Corp.	62,920,975
12,494	QUALCOMM, Inc.	2,129,977
22,976	Texas Instruments, Inc.	5,994,668
		135,882,008
Software 8.4%
7,527	Autodesk, Inc.*	1,945,955
4,567	Check Point Software Technologies Ltd.*	634,402
18,750	Crowdstrike Holdings, Inc. Class A*	4,331,250
2,299	Intuit, Inc.	826,031
99,132	Microsoft Corp.	50,288,672
28,074	Oracle Corp.	4,186,395
21,667	Salesforce, Inc.	5,580,119
21,668	ServiceNow, Inc.*	3,206,648
13,878	Trimble, Inc.*	831,847
		71,831,319
Specialized REITs 0.1%
5,032	Extra Space Storage, Inc.	710,015
Specialty Retail 2.1%
44,042	Chewy, Inc. Class A*	1,048,200
19,174	Floor & Decor Holdings, Inc. Class A*	963,877
19,458	Home Depot, Inc.	6,378,916
36,100	O'Reilly Automotive, Inc.*	3,205,680
24,287	TJX Cos., Inc.	3,252,272
2,806	Ulta Beauty, Inc.*	1,507,102
30,744	Valvoline, Inc.*	985,653
16,991	Warby Parker, Inc. Class A*	417,979
		17,759,679
Number of Shares		Value
Technology Hardware, Storage & Peripherals 7.7%
175,956	Apple, Inc.	$55,751,658
5,088	Dell Technologies, Inc. Class C	2,320,179
2,411	Sandisk Corp.*	3,777,314
7,596	Western Digital Corp.	3,422,378
		65,271,529
Textiles, Apparel & Luxury Goods 0.3%
75,175	NIKE, Inc. Class B	2,936,336
Tobacco 0.8%
25,690	British American Tobacco PLC ADR	1,427,593
28,811	Philip Morris International, Inc.	5,396,301
		6,823,894
Trading Companies & Distributors 0.2%
1,782	United Rentals, Inc.	1,849,716
Wireless Telecommunication Services 0.1%
6,260	T-Mobile U.S., Inc.	1,129,554
Total Common Stocks (Cost $737,142,525)		843,382,510
Exchange-Traded Funds 0.7%
13,230	iShares Russell 1000 ETF (Cost $5,175,069)	5,555,013

Short-Term Investments 0.2%
Investment Companies 0.2%
1,491,156	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.69%(a) (Cost $1,491,156)	1,491,156
Total Investments 99.9% (Cost $743,808,750)		850,428,679
Other Assets Less Liabilities 0.1%		1,235,854
Net Assets 100.0%		$851,664,533

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2026.
See Notes to Financial Statements

Schedule of Investments Core Equity ETF^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$843,382,510	$—	$—	$843,382,510
Exchange-Traded Funds	5,555,013	—	—	5,555,013
Short-Term Investments	—	1,491,156	—	1,491,156
Total Investments	$848,937,523	$1,491,156	$—	$850,428,679

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Disrupters ETF^  August 31, 2026

Number of Shares		Value
Common Stocks 93.4%
Aerospace & Defense 5.5%
15,773	HEICO Corp.	$5,223,229
78,063	Rocket Lab Corp.*	4,989,787
		10,213,016
Automobiles 1.6%
7,791	Tesla, Inc.*	2,866,698
Biotechnology 4.4%
55,437	Protagonist Therapeutics, Inc.*	8,190,817
Broadline Retail 2.7%
19,016	Amazon.com, Inc.*	4,939,786
Capital Markets 5.8%
63,057	Robinhood Markets, Inc. Class A*	6,609,004
37,319	Tradeweb Markets, Inc. Class A	4,019,256
		10,628,260
Communications Equipment 4.7%
9,950	Ciena Corp.*	3,808,860
5,261	Lumentum Holdings, Inc.*	4,812,552
		8,621,412
Electric Utilities 3.8%
25,779	Constellation Energy Corp.	7,083,296
Electrical Equipment 2.0%
18,087	Bloom Energy Corp. Class A*	3,731,348
Entertainment 2.8%
9,591	Spotify Technology SA*	5,213,859
Ground Transportation 1.4%
34,610	Uber Technologies, Inc.*	2,618,247
Health Care Equipment & Supplies 6.7%
42,033	Glaukos Corp.*	7,547,446
12,864	Intuitive Surgical, Inc.*	4,847,927
		12,395,373
Interactive Media & Services 2.3%
28,390	Reddit, Inc. Class A*	4,196,326
IT Services 8.5%
46,496	Shopify, Inc. Class A*	6,852,116
26,452	Snowflake, Inc.*	8,766,986
		15,619,102
Pharmaceuticals 5.0%
230,060	Definium Therapeutics, Inc.*	9,137,983
Number of Shares		Value
Semiconductors & Semiconductor Equipment 25.5%
19,012	Advanced Micro Devices, Inc.*	$8,949,329
11,447	ARM Holdings PLC ADR*	2,769,144
4,358	ASML Holding NV	7,391,211
14,115	Broadcom, Inc.	5,227,349
5,249	Monolithic Power Systems, Inc.	6,654,525
6,672	Nova Ltd.*	2,324,858
61,960	NVIDIA Corp.	13,679,529
		46,995,945
Software 6.0%
40,551	ServiceNow, Inc.*	6,001,143
51,260	ServiceTitan, Inc. Class A*	5,025,530
		11,026,673
Specialty Retail 2.3%
56,369	Carvana Co.*	4,140,867
Technology Hardware, Storage & Peripherals 2.4%
9,624	Western Digital Corp.	4,336,093
Total Common Stocks (Cost $162,971,898)		171,955,101
Exchange-Traded Funds 4.0%
6,500	VanEck Semiconductor ETF	3,618,095
41,650	Vanguard Morningstar Growth ETF	3,675,196

Total Exchange-Traded Funds (Cost $7,288,352)		7,293,291

Short-Term Investments 2.6%
Investment Companies 2.6%
4,876,286	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.69%(a) (Cost $4,876,286)	4,876,286
Total Investments 100.0% (Cost $175,136,536)		184,124,678
Liabilities Less Other Assets (0.0)%‡		(35,753)
Net Assets 100.0%		$184,088,925

See Notes to Financial Statements

Schedule of Investments Disrupters ETF^  (cont’d)
‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2026.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$171,955,101	$—	$—	$171,955,101
Exchange-Traded Funds	7,293,291	—	—	7,293,291
Short-Term Investments	—	4,876,286	—	4,876,286
Total Investments	$179,248,392	$4,876,286	$—	$184,124,678

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Growth ETF^  August 31, 2026

Number of Shares		Value
Common Stocks 97.8%
Aerospace & Defense 2.3%
214	Boeing Co.*	$44,465
733	General Electric Co.	246,075
376	Space Exploration Technologies Corp. Class A*	54,028
		344,568
Automobiles 1.5%
625	Tesla, Inc.*	229,969
Banks 0.4%
469	Citigroup, Inc.	61,730
Biotechnology 1.2%
669	AbbVie, Inc.	171,545
Broadline Retail 4.2%
2,379	Amazon.com, Inc.*	617,993
Capital Markets 2.9%
4,998	Brookfield Asset Management Ltd. Class A(a)	257,397
469	Morgan Stanley	100,047
162	S&P Global, Inc.	70,606
		428,050
Commercial Services & Supplies 0.6%
404	Waste Management, Inc.	88,444
Consumer Staples Distribution & Retail 1.7%
183	Costco Wholesale Corp.	172,732
814	Walmart, Inc.	85,364
		258,096
Electric Utilities 0.9%
1,654	NextEra Energy, Inc.	136,190
Electrical Equipment 2.1%
101	GE Vernova, Inc.	90,751
1,477	nVent Electric PLC	222,658
		313,409
Electronic Equipment, Instruments & Components 2.1%
1,951	Amphenol Corp. Class A	309,331
Entertainment 2.5%
656	Live Nation Entertainment, Inc.*	118,008
3,184	Netflix, Inc.*	258,063
		376,071
Financial Services 4.9%
594	MasterCard, Inc. Class A	350,050
Number of Shares		Value
Financial Services – cont'd
1,005	Visa, Inc. Class A	$381,267
		731,317
Ground Transportation 0.7%
326	Union Pacific Corp.	98,018
Health Care Technology 0.3%
1,846	Waystar Holding Corp.*	48,328
Hotels, Restaurants & Leisure 0.6%
1,243	Jersey Mike's Subs, Inc. Class A*	26,663
78	Marriott International, Inc. Class A	26,657
111	McDonald's Corp.	29,253
		82,573
Interactive Media & Services 14.0%
3,896	Alphabet, Inc. Class A	1,322,107
1,326	Meta Platforms, Inc. Class A	758,923
		2,081,030
IT Services 1.7%
355	Cloudflare, Inc. Class A*	108,314
994	Shopify, Inc. Class A*	146,486
		254,800
Machinery 2.9%
261	Caterpillar, Inc.	208,140
138	Deere & Co.	90,378
629	ITT, Inc.	125,982
		424,500
Multi-Utilities 0.9%
3,377	CenterPoint Energy, Inc.	133,729
Oil, Gas & Consumable Fuels 0.7%
1,380	Williams Cos., Inc.	103,569
Pharmaceuticals 4.9%
382	Eli Lilly & Co.	441,871
756	Johnson & Johnson	200,982
589	Merck & Co., Inc.	87,031
		729,884
Semiconductors & Semiconductor Equipment 24.5%
70	Advanced Micro Devices, Inc.*	32,950
276	ASML Holding NV	468,099
2,129	Broadcom, Inc.	788,454
406	Micron Technology, Inc.	389,244
7,075	NVIDIA Corp.	1,562,019
964	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	400,368
		3,641,134
See Notes to Financial Statements

Schedule of Investments Growth ETF^  (cont’d)
Number of Shares		Value
Software 8.9%
904	Crowdstrike Holdings, Inc. Class A*	$208,824
1,582	Microsoft Corp.	802,533
289	Salesforce, Inc.	74,429
483	ServiceNow, Inc.*	71,479
376	Synopsys, Inc.*	165,286
		1,322,551
Specialized REITs 0.5%
65	Equinix, Inc.	68,037
Specialty Retail 4.1%
912	Home Depot, Inc.	298,981
1,485	O'Reilly Automotive, Inc.*	131,868
1,383	TJX Cos., Inc.	185,197
		616,046
Technology Hardware, Storage & Peripherals 5.8%
2,015	Apple, Inc.	638,453
147	Sandisk Corp.*	230,305
		868,758

Total Common Stocks (Cost $11,784,156)		14,539,670

Short-Term Investments 4.3%
Investment Companies 4.3%
378,986	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.69%(b)	378,986
Number of Shares		Value
Investment Companies – cont'd
266,090	State Street Navigator Securities Lending Government Money Market Portfolio, 3.68%(b)(c)	$266,090
Total Short-Term Investments (Cost $645,076)		645,076
Total Investments 102.1% (Cost $12,429,232)		15,184,746
Liabilities Less Other Assets (2.1)%		(314,757)
Net Assets 100.0%		$14,869,989

*	Non-income producing security.
(a)
All or a portion of this security is on loan at August 31, 2026. Total value of all such securities at
August 31, 2026 amounted to $257,346, collateralized by cash collateral of $266,090 for the Fund (see
Note A of the Notes to Financial Statements).

(b)	Represents 7-day effective yield as of August 31, 2026.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Financial Statements

Schedule of Investments Growth ETF^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$14,539,670	$—	$—	$14,539,670
Short-Term Investments	—	645,076	—	645,076
Total Investments	$14,539,670	$645,076	$—	$15,184,746

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments International Core Equity ETF^  August 31, 2026

Number of Shares		Value
Common Stocks 99.5%
Australia 6.2%
16,553	APA Group	$129,176
112,728	BHP Group Ltd.	5,350,117
55,266	Brambles Ltd.	775,835
59,803	Coles Group Ltd.	1,030,230
20,496	Computershare Ltd.	583,972
60,756	Evolution Mining Ltd.	647,841
167,262	Fortescue Ltd.	2,121,520
37,702	QBE Insurance Group Ltd.	601,404
14,010	Rio Tinto PLC	1,435,960
75,418	South32 Ltd.	278,870
365,634	Telstra Group Ltd.	1,223,602
23,967	Wesfarmers Ltd.	1,364,362
		15,542,889
Austria 0.2%
5,354	OMV AG	425,997
Belgium 0.2%
4,483	Groupe Bruxelles Lambert NV	384,554
Brazil 0.2%
3,660	Wheaton Precious Metals Corp.	551,634
Canada 11.9%
6,424	Agnico Eagle Mines Ltd.	1,303,526
4,134	Alimentation Couche-Tard, Inc.	248,974
5,124	Bank of Montreal	873,404
11,283	Bank of Nova Scotia	1,032,847
24,522	Barrick Mining Corp.	1,099,814
1,734	Bombardier, Inc. Class B*	375,138
15,683	Brookfield Corp.	645,900
12,078	Canadian Imperial Bank of Commerce	1,370,894
7,686	Canadian National Railway Co.	959,675
26,352	Canadian Natural Resources Ltd.	1,321,260
4,758	Canadian Pacific Kansas City Ltd.	440,766
1,908	Canadian Tire Corp. Ltd. Class A	258,567
9,150	Canadian Utilities Ltd. Class A	342,642
3,949	CCL Industries, Inc. Class B	264,986
1,833	Celestica, Inc.*	549,973
19,398	Cenovus Energy, Inc.	623,110
5,490	CGI, Inc.	413,389
Number of Shares		Value
Canada – cont'd
2,205	Dollarama, Inc.	$278,530
14,640	Enbridge, Inc.	741,744
224	Fairfax Financial Holdings Ltd.	365,238
6,222	George Weston Ltd.	436,543
5,856	Great-West Lifeco, Inc.	376,513
7,320	IGM Financial, Inc.	455,747
4,392	Imperial Oil Ltd.	577,192
22,692	Kinross Gold Corp.	694,865
13,025	Loblaw Cos. Ltd.	569,888
5,124	Lundin Gold, Inc.	364,941
7,686	Magna International, Inc.	504,655
23,058	Manulife Financial Corp.	978,087
1,464	National Bank of Canada	224,647
9,535	Pan American Silver Corp.	495,136
10,980	Power Corp. of Canada	727,590
4,843	Restaurant Brands International, Inc.	377,495
13,176	Royal Bank of Canada	2,694,237
11,346	Saputo, Inc.	332,861
11,883	Shopify, Inc. Class A*	1,751,391
17,202	Suncor Energy, Inc.	1,150,937
4,758	TC Energy Corp.	297,918
2,421	TFI International, Inc.	325,292
2,928	Toromont Industries Ltd.	423,075
19,032	Toronto-Dominion Bank	2,302,461
33,110	Whitecap Resources, Inc.	429,060
		30,000,908
Chile 0.3%
25,889	Lundin Mining Corp.	693,200
China 0.7%
176,500	BOC Hong Kong Holdings Ltd.	1,186,657
50,000	SITC International Holdings Co. Ltd.	304,524
38,000	Yangzijiang Shipbuilding Holdings Ltd.	144,694
		1,635,875
Cote D'Ivoire 0.2%
9,824	Endeavour Mining PLC	613,029
Denmark 0.7%
9,272	Danske Bank AS	536,830
6,588	Novo Nordisk AS Class B	299,331
2,472	Pandora AS	326,581
20,496	Tryg AS	490,787
		1,653,529
See Notes to Financial Statements

Schedule of Investments International Core Equity ETF^  (cont’d)
Number of Shares		Value
Finland 1.0%
23,058	Fortum OYJ	$554,944
5,490	Kone OYJ Class B	336,573
61,803	Nordea Bank Abp	1,264,532
13,542	Wartsila OYJ Abp	438,702
		2,594,751
France 7.3%
7,058	Accor SA	381,381
2,562	Amundi SA(a)	280,924
51,606	AXA SA	2,583,540
27,154	Ayvens SA(a)	359,564
4,026	Bouygues SA	206,790
6,954	Bureau Veritas SA	220,352
5,489	Capgemini SE	683,799
2,267	Christian Dior SE	1,066,986
62,627	Cie Generale des Etablissements Michelin SCA	2,546,052
3,660	Eiffage SA	463,389
10,343	Holcim AG*	908,971
1,098	Ipsen SA	208,015
13,176	Klepierre SA	573,309
3,294	Rexel SA	137,512
5,490	Safran SA	2,149,017
23,424	TotalEnergies SE	2,055,030
6,222	Unibail-Rodamco-Westfield	704,215
3,220	Veolia Environnement SA	121,930
21,014	Vinci SA	2,761,856
		18,412,632
Germany 4.9%
5,490	Allianz SE	2,874,710
49,581	Deutsche Post AG	3,233,147
74,173	Deutsche Telekom AG	2,445,096
8,884	Fresenius Medical Care AG	407,093
7,686	GEA Group AG	599,939
1,775	Heidelberg Materials AG	339,673
5,708	SAP SE	1,265,691
1,574	Siemens AG	522,156
722	Siemens Energy AG	119,238
3,660	Talanx AG	532,259
		12,339,002
Hong Kong 0.8%
280,000	HKT Trust & HKT Ltd.	436,157
20,500	Swire Pacific Ltd. Class A	278,531
205,000	Swire Pacific Ltd. Class B	399,097
995,000	WH Group Ltd.(a)	941,248
		2,055,033
Number of Shares		Value
Ireland 0.4%
68,442	AIB Group PLC	$871,704
Israel 1.0%
32,460	Bank Hapoalim BM	838,655
31,258	Bank Leumi Le-Israel BM	797,772
157,006	Bezeq The Israeli Telecommunication Corp. Ltd.	412,948
4,286	Harel Insurance Investments & Financial Services Ltd.	277,520
3,521	Phoenix Financial Ltd.	221,155
		2,548,050
Italy 5.0%
291,702	Enel SpA	3,192,083
50,874	Generali	2,633,760
465,286	Intesa Sanpaolo SpA	3,669,133
21,190	Poste Italiane SpA	684,002
55,466	Ryanair Holdings PLC	1,494,695
4,499	UniCredit SpA	439,700
16,252	Unipol Assicurazioni SpA	532,723
		12,646,096
Japan 20.1%
8,000	Advantest Corp.	1,687,136
44,700	Aisin Corp.	629,857
36,600	Asahi Kasei Corp.	376,654
66,200	Astellas Pharma, Inc.	982,744
109,800	Bridgestone Corp.	2,848,958
64,500	Canon, Inc.	1,887,559
4,900	Dai Nippon Printing Co. Ltd.	95,117
5,200	Daito Trust Construction Co. Ltd.	108,394
73,200	Daiwa Securities Group, Inc.	844,721
500	Fast Retailing Co. Ltd.	226,761
25,900	Fujikura Ltd.	892,354
36,600	Fujitsu Ltd.	886,419
11,300	Furukawa Electric Co. Ltd.	284,357
57,800	Hitachi Ltd.	1,967,552
7,000	Hoya Corp.	1,077,934
1,000	Ibiden Co. Ltd.	128,044
36,600	Inpex Corp.	906,580
16,300	ITOCHU Corp.	215,089
157,000	KDDI Corp.	2,908,554
4,100	Kioxia Holdings Corp.*	1,282,998
20,700	Kirin Holdings Co. Ltd.	395,730
50,200	Komatsu Ltd.	2,337,325
16,100	Kyocera Corp.	368,561
600	Lasertec Corp.	126,347
13,400	Makita Corp.	444,486
See Notes to Financial Statements

Schedule of Investments International Core Equity ETF^  (cont’d)
Number of Shares		Value
Japan – cont'd
6,400	Mitsubishi Electric Corp.	$223,750
139,900	Mitsubishi UFJ Financial Group, Inc.	3,222,735
1,000	Mitsui Kinzoku Co. Ltd.	183,693
9,100	Mizuho Financial Group, Inc.	491,201
25,500	Murata Manufacturing Co. Ltd.	1,147,859
17,800	Nexon Co. Ltd.	353,214
25,900	Nitto Denko Corp.	569,395
5,800	Obayashi Corp.	108,648
71,500	ORIX Corp.	2,812,557
13,800	Osaka Gas Co. Ltd.	497,318
12,800	Recruit Holdings Co. Ltd.	1,459,480
25,100	SBI Holdings, Inc.	520,697
3,600	SCREEN Holdings Co. Ltd.	306,479
26,600	Shin-Etsu Chemical Co. Ltd.	1,002,891
31,600	Shionogi & Co. Ltd.	575,723
256,400	SoftBank Corp.	380,547
9,000	SoftBank Group Corp.	292,958
70,000	Sompo Holdings, Inc.	3,001,565
30,900	Sony Group Corp.	776,804
171,600	Sumitomo Corp.	1,924,391
19,700	Sumitomo Mitsui Financial Group, Inc.	860,141
93,400	Sumitomo Mitsui Trust Group, Inc.	1,038,947
36,300	Suzuki Motor Corp.	506,041
5,400	Taisei Corp.	424,901
29,600	Takeda Pharmaceutical Co. Ltd.	1,068,194
5,700	Tokyo Electron Ltd.	2,013,822
3,400	Toyota Tsusho Corp.	159,156
23,900	Yokogawa Electric Corp.	764,800
		50,598,138
Luxembourg 0.2%
5,856	Eurofins Scientific SE	493,419
Mexico 0.2%
13,249	Fresnillo PLC	555,534
Netherlands 5.6%
5,124	AerCap Holdings NV	747,797
5,454	ASML Holding NV	9,197,285
26,490	Heineken Holding NV	2,101,553
48,345	ING Groep NV	1,711,888
55,160	Koninklijke KPN NV	264,742
		14,023,265
Number of Shares		Value
New Zealand 0.2%
17,202	Fisher & Paykel Healthcare Corp. Ltd.	$451,884
Nigeria 0.1%
65,779	Airtel Africa PLC(a)	293,892
Norway 0.6%
13,542	DNB Bank ASA	462,330
47,657	Norsk Hydro ASA	478,929
32,208	Orkla ASA	329,017
19,032	Telenor ASA	279,255
		1,549,531
Singapore 1.9%
44,100	DBS Group Holdings Ltd.	2,685,343
36,600	Oversea-Chinese Banking Corp. Ltd.	907,586
36,600	Singapore Exchange Ltd.	734,246
36,600	Singapore Technologies Engineering Ltd.	310,687
		4,637,862
Spain 5.0%
812	Acciona SA	197,690
4,664	ACS Actividades de Construccion y Servicios SA	553,123
49,776	Aena SME SA(a)	1,527,533
12,487	Amadeus IT Group SA	844,439
114,583	Banco Bilbao Vizcaya Argentaria SA	3,331,338
120,414	CaixaBank SA	1,840,647
29,646	Endesa SA	1,449,726
3,728	Indra Sistemas SA	265,012
36,591	Industria de Diseno Textil SA	2,465,131
		12,474,639
Sweden 2.7%
8,974	Boliden AB	529,015
40,112	H & M Hennes & Mauritz AB Class B	736,056
6,274	Industrivarden AB Class A	356,029
2,262	Industrivarden AB Class C	127,062
33,295	Sandvik AB	1,336,298
21,296	Securitas AB Class B	337,974
41,961	Svenska Handelsbanken AB Class A	648,189
21,960	Swedbank AB Class A	862,566
28,537	Tele2 AB Class B	506,373
100,544	Telia Co. AB	458,123
9,150	Trelleborg AB Class B	429,907
See Notes to Financial Statements

Schedule of Investments International Core Equity ETF^  (cont’d)
Number of Shares		Value
Sweden – cont'd
12,365	Volvo AB Class B	$446,953
		6,774,545
Switzerland 6.0%
40,284	ABB Ltd.	3,936,953
8,418	Avolta AG*	475,078
732	Geberit AG	516,344
8,418	Logitech International SA	826,856
11,258	Roche Holding AG	4,913,493
1,098	Sonova Holding AG	315,402
74,839	UBS Group AG*	4,099,550
		15,083,676
United Kingdom 11.6%
10,835	AstraZeneca PLC	1,746,797
294,037	Barclays PLC	1,950,054
10,895	British American Tobacco PLC	605,367
16,031	Coca-Cola Europacific Partners PLC	1,731,669
128,278	GSK PLC	3,226,140
15,426	Halma PLC	750,112
37,332	HSBC Holdings PLC	764,688
85,917	International Consolidated Airlines Group SA Class DI	499,982
5,355	Intertek Group PLC	420,766
137,982	Kingfisher PLC	583,226
276,330	Lloyds Banking Group PLC	407,402
352,223	NatWest Group PLC	3,202,608
5,356	Next PLC	1,120,021
24,477	Reckitt Benckiser Group PLC	1,690,416
39,894	RELX PLC	1,431,447
56,999	Rolls-Royce Holdings PLC	1,158,457
Number of Shares		Value
United Kingdom – cont'd
100,712	Shell PLC	$4,614,243
10,248	Smiths Group PLC	358,164
474,957	Tesco PLC	2,940,419
		29,201,978
United States 4.3%
366	AP Moller - Maersk AS Class B	1,225,033
4,810	Buzzi SpA	229,404
3,294	InterContinental Hotels Group PLC	528,610
34,809	Novartis AG	5,307,797
19,627	Sanofi SA	1,751,094
19,029	Sunbelt Rentals Holdings, Inc.	1,352,262
17,687	Tenaris SA	491,626
		10,885,826
Total Common Stocks (Cost $225,238,960)		249,993,072

Short-Term Investments 0.6%
Investment Companies 0.6%
1,625,462	State Street Institutional Treasury Plus Money Market Fund Premier Class, 3.68%(b) (Cost $1,625,462)	1,625,462
Total Investments 100.1% (Cost $226,864,422)		251,618,534
Liabilities Less Other Assets (0.1)%		(324,043)
Net Assets 100.0%		$251,294,491

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at August 31, 2026 amounted to $3,403,161, which represents 1.4% of net assets of the Fund.

(b)	Represents 7-day effective yield as of August 31, 2026.
See Notes to Financial Statements

Schedule of Investments International Core Equity ETF^  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Banks	$42,491,136	16.9%
Pharmaceuticals	20,079,328	8.0%
Metals & Mining	17,397,624	6.9%
Insurance	16,196,851	6.4%
Semiconductors & Semiconductor Equipment	14,614,067	5.8%
Oil, Gas & Consumable Fuels	13,143,071	5.2%
Capital Markets	7,581,785	3.0%
Machinery	6,873,041	2.7%
Automobile Components	6,529,522	2.6%
Diversified Telecommunication Services	5,519,923	2.2%
Electrical Equipment	5,456,652	2.2%
Electric Utilities	5,394,443	2.2%
Consumer Staples Distribution & Retail	5,226,054	2.1%
Trading Companies & Distributors	4,959,282	2.0%
Construction & Engineering	4,518,707	1.8%
Specialty Retail	4,486,252	1.8%
Wireless Telecommunication Services	4,382,324	1.7%
Financial Services	4,364,204	1.7%
Beverages	4,228,952	1.7%
Professional Services	4,116,017	1.6%
IT Services	4,000,010	1.6%
Aerospace & Defense	3,993,299	1.6%
Electronic Equipment, Instruments & Components	3,709,349	1.5%
Air Freight & Logistics	3,233,147	1.3%
Industrial Conglomerates	3,167,336	1.3%
Broadline Retail	3,021,480	1.2%
Technology Hardware, Storage & Peripherals	2,714,415	1.1%
Hotels, Restaurants & Leisure	2,131,925	0.9%
Ground Transportation	2,085,297	0.8%
Passenger Airlines	1,994,677	0.8%
Chemicals	1,948,940	0.8%
Health Care Equipment & Supplies	1,845,220	0.7%
Household Products	1,690,416	0.7%
Food Products	1,603,126	0.6%
Marine Transportation	1,529,557	0.6%
Transportation Infrastructure	1,527,533	0.6%
Construction Materials	1,478,048	0.6%
Textiles, Apparel & Luxury Goods	1,393,567	0.6%
Retail REITs	1,277,524	0.5%
Software	1,265,691	0.5%
Commercial Services & Supplies	1,208,926	0.5%
Household Durables	776,804	0.3%
Gas Utilities	626,494	0.3%
See Notes to Financial Statements

Schedule of Investments International Core Equity ETF^  (cont’d)
POSITIONS BY INDUSTRY (cont’d)
Industry	Investments at Value	Percentage of Net Assets
Tobacco	$605,367	0.2%
Building Products	516,344	0.2%
Automobiles	506,041	0.2%
Life Sciences Tools & Services	493,419	0.2%
Energy Equipment & Services	491,626	0.2%
Multi-Utilities	464,572	0.2%
Health Care Providers & Services	407,093	0.2%
Entertainment	353,214	0.1%
Containers & Packaging	264,986	0.1%
Other industries representing less than 0.05% of net assets of the Fund	108,394	0.0%
Short-Term Investments and Other Liabilities—Net	1,301,419	0.5%
	$251,294,491	100.0%
See Notes to Financial Statements

Schedule of Investments International Core Equity ETF^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$14,106,929	$1,435,960	$—	$15,542,889
Cote D'Ivoire	—	613,029	—	613,029
Mexico	—	555,534	—	555,534
Nigeria	—	293,892	—	293,892
United Kingdom	2,231,651	26,970,327	—	29,201,978
United States	9,004,954	1,880,872	—	10,885,826
Other Common Stocks#	192,899,924	—	—	192,899,924
Total Common Stocks	218,243,458	31,749,614	—	249,993,072
Short-Term Investments	—	1,625,462	—	1,625,462
Total Investments	$218,243,458	$33,375,076	$—	$251,618,534

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Japan Equity ETF^  August 31, 2026

Number of Shares		Value
Common Stocks 99.2%
Automobile Components 6.7%
70,000	Niterra Co. Ltd.	$3,658,403
346,000	Sumitomo Electric Industries Ltd.	4,810,429
		8,468,832
Automobiles 3.1%
200,000	Toyota Motor Corp.	3,951,174
Banks 12.2%
77,000	Hachijuni Nagano Bank Ltd.	1,309,844
120,000	Mizuho Financial Group, Inc.	6,477,371
400,000	Resona Holdings, Inc.	6,334,898
72,000	Shiga Bank Ltd.	1,283,155
		15,405,268
Broadline Retail 0.9%
237,000	Pan Pacific International Holdings Corp.	1,197,239
Building Products 2.1%
62,800	Nichias Corp.	1,367,251
56,100	Sanwa Holdings Corp.	1,277,219
		2,644,470
Capital Markets 1.1%
130,600	Nomura Holdings, Inc.	1,337,066
Chemicals 1.3%
64,500	Mitsubishi Gas Chemical Co., Inc.	1,604,526
Commercial Services & Supplies 2.1%
110,800	Daiei Kankyo Co. Ltd.	2,694,573
Construction & Engineering 3.9%
71,400	Kinden Corp.	3,134,002
22,400	Taisei Corp.	1,762,554
		4,896,556
Electrical Equipment 1.4%
21,000	Fuji Electric Co. Ltd.	1,820,657
Electronic Equipment, Instruments & Components 8.1%
100,000	Hochiki Corp.	1,218,153
9,800	Ibiden Co. Ltd.	1,254,830
5,000	Keyence Corp.	2,618,466
123,200	Oki Electric Industry Co. Ltd.	2,219,528
119,000	TDK Corp.	2,292,845
20,000	Yokogawa Electric Corp.	640,000
		10,243,822
Number of Shares		Value
Entertainment 2.0%
45,000	Nintendo Co. Ltd.	$2,547,606
Financial Services 1.8%
36,000	ORIX Corp.	1,416,113
54,000	Tokyo Century Corp.	910,986
		2,327,099
Ground Transportation 1.0%
56,000	East Japan Railway Co.	1,255,311
Health Care Equipment & Supplies 6.2%
12,000	Hoya Corp.	1,847,887
433,000	Sysmex Corp.	5,320,682
42,000	Terumo Corp.	661,484
		7,830,053
Hotels, Restaurants & Leisure 0.8%
84,600	Resorttrust, Inc.	1,001,696
Household Durables 3.0%
57,100	Panasonic Holdings Corp.	1,607,736
85,000	Sony Group Corp.	2,136,839
		3,744,575
Industrial Conglomerates 2.2%
81,600	Hitachi Ltd.	2,777,720
Insurance 5.4%
40,000	MS&AD Insurance Group Holdings, Inc.	1,278,748
116,200	Tokio Marine Holdings, Inc.	5,605,968
		6,884,716
IT Services 3.0%
71,400	NEC Corp.	2,193,623
46,600	Nomura Research Institute Ltd.	1,543,415
		3,737,038
Machinery 11.2%
203,500	Amada Co. Ltd.	3,296,126
29,500	Daifuku Co. Ltd.	1,071,787
60,000	Ebara Corp.	1,758,122
79,000	FANUC Corp.	2,994,335
27,000	MISUMI Group, Inc.	635,493
96,500	Mitsubishi Heavy Industries Ltd.	2,349,224
50,000	Nikkiso Co. Ltd.	1,178,404
11,300	Organo Corp.	919,208
		14,202,699
See Notes to Financial Statements

Schedule of Investments Japan Equity ETF^  (cont’d)
Number of Shares		Value
Professional Services 2.2%
24,400	Recruit Holdings Co. Ltd.	$2,782,135
Real Estate Management & Development 4.3%
27,000	Mitsubishi Estate Co. Ltd.	641,409
66,000	Mitsui Fudosan Co. Ltd.	629,014
142,000	Sumitomo Realty & Development Co. Ltd.	2,956,444
150,000	Tokyu Fudosan Holdings Corp.	1,247,887
		5,474,754
Semiconductors & Semiconductor Equipment 3.8%
4,000	Disco Corp.	1,455,274
43,800	Rohm Co. Ltd.	1,334,975
5,600	Tokyo Electron Ltd.	1,978,491
		4,768,740
Specialty Retail 2.2%
224,000	USS Co. Ltd.	2,795,268
Textiles, Apparel & Luxury Goods 2.6%
70,700	Asics Corp.	1,991,549
18,000	Seiko Group Corp.	1,330,704
		3,322,253
Number of Shares		Value
Trading Companies & Distributors 4.6%
153,500	ITOCHU Corp.	$2,025,527
82,000	Toyota Tsusho Corp.	3,838,473
		5,864,000

Total Common Stocks (Cost $114,271,223)		125,579,846

Short-Term Investments 1.6%
Investment Companies 1.6%
2,033,956	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.69%(a) (Cost $2,033,956)	2,033,956
Total Investments 100.8% (Cost $116,305,179)		127,613,802
Liabilities Less Other Assets (0.8)%		(963,712)
Net Assets 100.0%		$126,650,090

(a)	Represents 7-day effective yield as of August 31, 2026.
See Notes to Financial Statements

Schedule of Investments Japan Equity ETF^  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
Japan	$125,579,846	99.2%
Short-Term Investments and Other Liabilities—Net	1,070,244	0.8%
	$126,650,090	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$125,579,846	$—	$—	$125,579,846
Short-Term Investments	—	2,033,956	—	2,033,956
Total Investments	$125,579,846	$2,033,956	$—	$127,613,802

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Option Strategy ETF^  August 31, 2026

Principal Amount		Value
U.S. Treasury Obligations 93.0%
	U.S. Treasury Notes
$133,200,000	4.63%, due 9/15/2026 - 6/15/2027	$133,474,441 (a)
60,300,000	4.38%, due 12/15/2026	60,383,619
55,200,000	4.25%, due 3/15/2027	55,281,219 (a)
63,400,000	3.38%, due 9/15/2027	62,865,866
70,100,000	4.00%, due 12/15/2027	69,848,078
113,900,000	3.88%, due 3/15/2028 - 6/15/2028	113,070,406

Total U.S. Treasury Obligations (Cost $496,427,873)		494,923,629
Number of Shares
Short-Term Investments 6.6%
Investment Companies 6.6%
35,377,686	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.69%(b) (Cost $35,377,686)	35,377,686
Total Investments 99.6% (Cost $531,805,559)		530,301,315
Other Assets Less Liabilities 0.4%		1,941,514 (c)
Net Assets 100.0%		$532,242,829

(a)	All or a portion of this security is pledged as collateral for options written.
(b)	Represents 7-day effective yield as of August 31, 2026.
(c)	Includes the impact of the Fund’s open positions in derivatives at August 31, 2026.
See Notes to Financial Statements

Schedule of Investments Option Strategy ETF^  (cont’d)
Derivative Instruments
Written option contracts ("options written")
At August 31, 2026, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Index
SPDR S&P 500 ETF Trust	79	$(6,059,695)	$746	9/4/2026	$(1,817)
SPDR S&P 500 ETF Trust	25	(1,917,625)	757	9/4/2026	(2,163)
SPDR S&P 500 ETF Trust	153	(11,735,865)	768	9/4/2026	(56,381)
SPDR S&P 500 ETF Trust	268	(20,556,940)	770	9/4/2026	(126,362)
SPDR S&P 500 ETF Trust	1,073	(82,304,465)	771	9/4/2026	(570,836)
SPDR S&P 500 ETF Trust	148	(11,352,340)	769	9/11/2026	(87,764)
SPDR S&P 500 ETF Trust	287	(22,014,335)	771	9/11/2026	(198,891)
SPDR S&P 500 ETF Trust	530	(40,653,650)	772	9/11/2026	(396,705)
SPDR S&P 500 ETF Trust	297	(22,781,385)	776	9/11/2026	(297,000)
SPDR S&P 500 ETF Trust	478	(36,664,990)	777	9/11/2026	(516,001)
SPDR S&P 500 ETF Trust	651	(49,934,955)	763	9/18/2026	(410,455)
SPDR S&P 500 ETF Trust	630	(48,324,150)	764	9/18/2026	(418,635)
SPDR S&P 500 ETF Trust	25	(1,917,625)	766	9/18/2026	(18,500)
SPDR S&P 500 ETF Trust	21	(1,610,805)	767	9/18/2026	(16,401)
SPDR S&P 500 ETF Trust	56	(4,295,480)	772	9/18/2026	(57,260)
SPDR S&P 500 ETF Trust	389	(29,838,245)	774	9/18/2026	(441,709)
SPDR S&P 500 ETF Trust	40	(3,068,200)	761	9/25/2026	(28,320)
SPDR S&P 500 ETF Trust	12	(920,460)	762	9/25/2026	(8,868)
SPDR S&P 500 ETF Trust	231	(17,718,855)	764	9/25/2026	(186,533)
SPDR S&P 500 ETF Trust	1,469	(112,679,645)	767	9/25/2026	(1,355,152)
SPDR S&P 500 ETF Trust	89	(6,826,745)	763	10/2/2026	(80,412)
SPDR S&P 500 ETF Trust	40	(3,068,200)	767	10/2/2026	(42,100)
Total options written (premium received $6,662,401)					$(5,318,265)
For the year ended August 31, 2026, the average market value for the months where the Fund had options written outstanding was $(4,216,253). At August 31, 2026, the Fund had securities pledged in the amount of $100,252,279 to cover collateral requirements for options written.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$494,923,629	$—	$494,923,629
Short-Term Investments	—	35,377,686	—	35,377,686
Total Investments	$—	$530,301,315	$—	$530,301,315
See Notes to Financial Statements

Schedule of Investments Option Strategy ETF^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of August 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(5,318,265)	$—	$—	$(5,318,265)
Total	$(5,318,265)	$—	$—	$(5,318,265)

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Quality Select ETF^  August 31, 2026

Number of Shares		Value
Common Stocks 99.2%
Aerospace & Defense 1.3%
4,487	Space Exploration Technologies Corp. Class A*	$644,737
Banks 5.3%
5,080	Bank of America Corp.	314,655
6,373	JPMorgan Chase & Co.	2,268,916
		2,583,571
Beverages 0.9%
3,004	PepsiCo, Inc.	421,581
Biotechnology 0.9%
1,664	AbbVie, Inc.	426,683
Broadline Retail 8.0%
15,044	Amazon.com, Inc.*	3,907,980
Building Products 1.7%
3,645	A.O. Smith Corp.	215,529
1,373	Trane Technologies PLC	610,161
		825,690
Capital Markets 1.8%
8,812	Interactive Brokers Group, Inc. Class A	857,320
Chemicals 0.8%
1,317	Ecolab, Inc.	372,974
Communications Equipment 1.3%
3,248	Arista Networks, Inc.*	635,601
Consumer Finance 2.1%
2,457	American Express Co.	811,228
963	Capital One Financial Corp.	206,573
		1,017,801
Consumer Staples Distribution & Retail 1.5%
797	Costco Wholesale Corp.	752,280
Electric Utilities 0.1%
899	Alliant Energy Corp.	61,114
Financial Services 7.5%
3,585	Berkshire Hathaway, Inc. Class B*	1,806,948
8,754	Fiserv, Inc.*	466,676
2,336	MasterCard, Inc. Class A	1,376,628
		3,650,252
Food Products 0.4%
3,118	Mondelez International, Inc. Class A	193,534
Number of Shares		Value
Ground Transportation 0.9%
8,231	CSX Corp.	$415,748
Health Care Equipment & Supplies 1.0%
3,329	Abbott Laboratories	367,389
591	Becton Dickinson & Co.	111,173
		478,562
Health Care Providers & Services 2.6%
1,597	Cencora, Inc.	516,789
1,216	Cigna Group	335,713
1,159	DaVita, Inc.*	203,996
574	UnitedHealth Group, Inc.	223,521
		1,280,019
Hotels, Restaurants & Leisure 4.0%
9,248	Compass Group PLC ADR	281,509
1,524	Marriott International, Inc. Class A	520,842
4,292	McDonald's Corp.	1,131,114
		1,933,465
Household Durables 1.4%
5,207	Lennar Corp. Class A	437,961
2,852	Lennar Corp. Class B	234,605
		672,566
Household Products 1.5%
2,238	Colgate-Palmolive Co.	201,017
3,683	Procter & Gamble Co.	534,477
		735,494
Insurance 1.2%
1,649	Progressive Corp.	359,614
640	Travelers Cos., Inc.	234,195
		593,809
Interactive Media & Services 8.9%
7,750	Alphabet, Inc. Class C	2,599,428
5,229	Alphabet, Inc. Class A	1,774,461
		4,373,889
IT Services 0.7%
1,859	GoDaddy, Inc. Class A*	181,959
12,677	Kyndryl Holdings, Inc.*	170,506
		352,465
Life Sciences Tools & Services 1.0%
1,243	IQVIA Holdings, Inc.*	324,659
406	Waters Corp.*	168,340
		492,999
Machinery 0.4%
1,300	Ingersoll Rand, Inc.	100,165
See Notes to Financial Statements

Schedule of Investments Quality Select ETF^  (cont’d)
Number of Shares		Value
Machinery – cont'd
1,482	Otis Worldwide Corp.	$105,415
		205,580
Materials 0.2%
330	Sherwin-Williams Co.	111,807
Oil, Gas & Consumable Fuels 0.4%
4,360	Devon Energy Corp.	211,504
Pharmaceuticals 5.6%
1,328	Eli Lilly & Co.	1,536,137
2,526	Johnson & Johnson	671,537
5,731	Prestige Consumer Healthcare, Inc.*	296,751
4,678	Roche Holding AG ADR	251,209
		2,755,634
Semiconductors & Semiconductor Equipment 11.7%
1,340	Applied Materials, Inc.	614,243
814	ASML Holding NV	1,380,552
13,035	NVIDIA Corp.	2,877,867
943	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	391,647
1,776	Texas Instruments, Inc.	463,376
		5,727,685
Software 8.9%
1,853	Intuit, Inc.	665,783
7,284	Microsoft Corp.	3,695,100
		4,360,883
Specialty Retail 4.0%
4,484	Home Depot, Inc.	1,469,990
Number of Shares		Value
Specialty Retail – cont'd
3,540	TJX Cos., Inc.	$474,041
		1,944,031
Technology Hardware, Storage & Peripherals 8.5%
10,238	Apple, Inc.	3,243,910
1,109	Seagate Technology Holdings PLC	918,674
		4,162,584
Trading Companies & Distributors 2.7%
956	United Rentals, Inc.	992,328
268	W.W. Grainger, Inc.	350,943
		1,343,271

Total Common Stocks (Cost $47,496,043)		48,503,113

Short-Term Investments 1.2%
Investment Companies 1.2%
556,407	State Street Institutional Treasury Money Market Fund Premier Class, 3.70%(a) (Cost $556,407)	556,407
Total Investments 100.4% (Cost $48,052,450)		49,059,520
Liabilities Less Other Assets (0.4)%		(171,923)
Net Assets 100.0%		$48,887,597

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2026.
See Notes to Financial Statements

Schedule of Investments Quality Select ETF^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$48,503,113	$—	$—	$48,503,113
Short-Term Investments	—	556,407	—	556,407
Total Investments	$48,503,113	$556,407	$—	$49,059,520

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Schedule of Investments Small-Mid Cap ETF^  August 31, 2026

Number of Shares		Value
Common Stocks 97.8%
Aerospace & Defense 1.1%
5,761	VSE Corp.	$1,202,205
Banks 6.7%
116,843	Columbia Financial, Inc.	1,357,716
34,712	Community Financial System, Inc.	2,178,178
27,270	Prosperity Bancshares, Inc.	1,951,441
16,038	UMB Financial Corp.	2,271,462
		7,758,797
Biotechnology 1.0%
10,909	Halozyme Therapeutics, Inc.*	1,161,699
Broadline Retail 0.9%
13,441	Ollie's Bargain Outlet Holdings, Inc.*	1,013,720
Building Products 2.3%
9,111	Armstrong World Industries, Inc.	1,572,376
73,860	Hayward Holdings, Inc.*	1,037,733
		2,610,109
Capital Markets 2.1%
8,705	Houlihan Lokey, Inc.	1,160,290
11,495	SEI Investments Co.	1,275,715
		2,436,005
Chemicals 0.7%
15,317	HB Fuller Co.	841,669
Commercial Services & Supplies 3.7%
17,892	Casella Waste Systems, Inc. Class A*	1,650,537
2,695	Clean Harbors, Inc.*	849,599
17,820	Veralto Corp.	1,756,517
		4,256,653
Construction & Engineering 1.6%
3,912	Valmont Industries, Inc.	1,837,310
Construction Materials 2.2%
8,255	Eagle Materials, Inc.	1,603,616
7,511	U.S. Lime & Minerals, Inc.	887,275
		2,490,891
Containers & Packaging 2.8%
15,994	AptarGroup, Inc.	2,105,130
34,301	Myers Industries, Inc.	1,100,719
		3,205,849
Number of Shares		Value
Distributors 0.9%
5,646	Pool Corp.	$1,053,092
Diversified Consumer Services 1.0%
14,857	Bright Horizons Family Solutions, Inc.*	1,102,092
Electric Utilities 1.4%
24,090	Alliant Energy Corp.	1,637,638
Electronic Equipment, Instruments & Components 3.6%
35,538	Knowles Corp.*	1,214,689
4,610	Littelfuse, Inc.	1,900,150
67,389	Mirion Technologies, Inc.*	1,015,552
		4,130,391
Energy Equipment & Services 3.3%
40,485	Archrock, Inc.	1,276,087
26,634	Tidewater, Inc.*	2,480,158
		3,756,245
Financial Services 1.9%
13,209	Jack Henry & Associates, Inc.	2,217,923
Gas Utilities 1.9%
57,960	UGI Corp.	2,228,562
Ground Transportation 0.9%
3,054	Saia, Inc.*	1,084,567
Health Care Equipment & Supplies 6.4%
30,989	Envista Holdings Corp.*	841,041
23,293	Haemonetics Corp.*	2,400,810
13,569	Merit Medical Systems, Inc.*	1,230,166
131,731	Neogen Corp.*	1,522,810
4,427	UFP Technologies, Inc.*	1,319,025
		7,313,852
Hotels, Restaurants & Leisure 3.9%
19,539	Aramark	1,100,241
7,710	Brinker International, Inc.*	1,761,735
8,229	Texas Roadhouse, Inc.	1,609,593
		4,471,569
Household Durables 1.3%
23,335	Somnigroup International, Inc.	1,510,941
Insurance 7.7%
143,026	Hagerty, Inc. Class A*	1,902,246
15,884	RLI Corp.	1,008,157
39,870	Ryan Specialty Holdings, Inc.	1,681,717
30,288	Stewart Information Services Corp.	2,079,271
See Notes to Financial Statements

Schedule of Investments Small-Mid Cap ETF^  (cont’d)
Number of Shares		Value
Insurance – cont'd
1,039	White Mountains Insurance Group Ltd.	$2,183,988
		8,855,379
Leisure Products 0.5%
7,249	Acushnet Holdings Corp.	626,241
Life Sciences Tools & Services 3.2%
18,949	Revvity, Inc.	2,438,168
57,640	Stevanato Group SpA	1,235,225
		3,673,393
Machinery 8.9%
26,372	Atmus Filtration Technologies, Inc.	1,245,550
4,489	Crane Co.	920,559
52,741	Enerpac Tool Group Corp.	1,968,294
14,035	Esab Corp.	1,057,958
88,799	Gates Industrial Corp. Ltd.*	2,271,478
7,240	ITT, Inc.	1,450,100
4,703	Lincoln Electric Holdings, Inc.	1,322,625
		10,236,564
Marine Transportation 2.2%
17,889	Kirby Corp.*	2,537,734
Media 2.6%
33,153	John Wiley & Sons, Inc. Class A	1,736,886
6,762	Nexstar Media Group, Inc.	1,231,563
		2,968,449
Oil, Gas & Consumable Fuels 2.5%
42,956	CNX Resources Corp.*	1,562,740
30,294	Viper Energy, Inc. Class A	1,356,868
		2,919,608
Pharmaceuticals 0.9%
3,758	Ligand Pharmaceuticals, Inc.*	1,067,648
Real Estate Management & Development 2.6%
15,362	Colliers International Group, Inc.	1,546,339
10,732	FirstService Corp.	1,495,397
		3,041,736
Number of Shares		Value
Semiconductors & Semiconductor Equipment 3.3%
7,493	Lattice Semiconductor Corp.*	$864,243
7,168	MKS, Inc.	1,836,728
20,600	Power Integrations, Inc.	1,058,428
		3,759,399
Software 7.5%
210,674	CCC Intelligent Solutions Holdings, Inc.*	1,571,628
719	Fair Isaac Corp.*	824,844
9,300	Manhattan Associates, Inc.*	2,075,667
22,552	SPS Commerce, Inc.*	1,925,941
6,117	Tyler Technologies, Inc.*	2,276,870
		8,674,950
Specialty Retail 1.2%
44,281	Valvoline, Inc.*	1,419,649
Trading Companies & Distributors 1.3%
35,821	Core & Main, Inc. Class A*	1,538,870
Water Utilities 1.8%
22,581	American States Water Co.	2,016,257

Total Common Stocks (Cost $110,349,635)		112,657,656

Short-Term Investments 1.8%
Investment Companies 1.8%
2,036,598	State Street Institutional Treasury Money Market Fund Premier Class, 3.70%(a) (Cost $2,036,598)	2,036,598
Total Investments 99.6% (Cost $112,386,233)		114,694,254
Other Assets Less Liabilities 0.4%		494,157
Net Assets 100.0%		$115,188,411

*	Non-income producing security.
(a)	Represents 7-day effective yield as of August 31, 2026.
See Notes to Financial Statements

Schedule of Investments Small-Mid Cap ETF^  (cont’d)
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of August 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$112,657,656	$—	$—	$112,657,656
Short-Term Investments	—	2,036,598	—	2,036,598
Total Investments	$112,657,656	$2,036,598	$—	$114,694,254

#	The Schedule of Investments provides information on the industry or sector categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Financial Statements

Statements of Assets and Liabilities
Neuberger Berman ETF Trust

	China Equity ETF	Commodity Strategy ETF**	Core Equity ETF
	August 31, 2026	August 31, 2026	August 31, 2026
Assets
Investments in securities, at value*† (Note A)— see Schedule of Investments:
Unaffiliated issuers(a)	$18,260,405	$490,580,500	$850,428,679
Cash	—	—	—
Foreign currency(b)	3,806	—	340
Cash collateral segregated for futures contracts (Note A)	—	12,795,184	—
Dividends and interest receivable	2,123	1,896,960	642,588
Receivable for securities sold	161,321	—	7,756,658
Receivable for accumulated variation margin on futures contracts (Note A)	—	29,786,839	—
Receivable from Management—net (Note B)	37,180	27,433	—
Receivable for Fund shares sold	—	2,305,148	—
Receivable for securities lending income (Note A)	—	—	—
Prepaid expenses and other assets	3,437	11,834	23,046
Total Assets	18,468,272	537,403,898	858,851,311
Liabilities
Payable to investment manager—net (Note B)	9,045	200,123	145,918
Option contracts written, at value(c) (Note A)	—	—	—
Payable for securities purchased	18	24,910,422	6,864,698
Payable to administrator—net (Note B)	—	—	20,395
Payable to trustees	10,221	10,221	10,221
Payable for audit fees	29,410	44,170	39,230
Payable for custodian and accounting fees	36,166	53,574	73,324
Payable for legal fees	8,250	11,350	11,200
Payable for shareholder servicing fees	8,000	8,000	8,000
Payable for organization costs	—	—	—
Payable for cash collateral on loaned securities (Note A)	—	—	—
Other accrued expenses and payables	7,903	24,513	13,792
Total Liabilities	109,013	25,262,373	7,186,778
Net Assets	$18,359,259	$512,141,525	$851,664,533

Net Assets consist of:
Paid-in capital	$31,674,195	$594,164,517	$741,674,038
Total distributable earnings/(losses)	(13,314,936)	(82,022,992)	109,990,495
Net Assets	$18,359,259	$512,141,525	$851,664,533
Shares Outstanding ($0.001 par value; unlimited shares authorized)	461,994	16,663,076	24,763,210
Net Asset Value, offering and redemption price per share	$39.74	$30.74	$34.39

†Securities on loan, at value:
Unaffiliated issuers	$—	$—	$—
*Cost of Investments:
(a) Unaffiliated issuers	$15,523,262	$490,581,459	$743,808,750
(b) Total cost of foreign currency	$4,997	$—	$344
(c) Premium received from option contracts written	$—	$—	$—

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
See Notes to Financial Statements

Disrupters ETF	Growth ETF	International Core Equity ETF	Japan Equity ETF	Option Strategy ETF	Quality Select ETF	Small-Mid Cap ETF
August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026	August 31, 2026

$184,124,678	$15,184,746	$251,618,534	$127,613,802	$530,301,315	$49,059,520	$114,694,254
—	—	—	—	670,152	—	—
—	—	659,588	—	—	—	—
—	—	—	—	—	—	—
25,738	10,869	679,642	123,636	6,858,872	23,319	38,992
—	—	1,992,456	92,888	82,028	—	574,178
—	—	—	—	—	—	—
—	42,452	13,553	38,365	—	29,796	25,505
—	—	—	—	—	—	—
—	60	—	—	—	—	—
507	3,385	8,693	5,756	12,437	3,092	7,905
184,150,923	15,241,512	254,972,466	127,874,447	537,924,804	49,115,727	115,340,834

61,941	4,304	42,531	42,946	183,232	16,327	50,650
—	—	—	—	5,318,265	—	—
—	6,428	3,532,511	1,072,116	1,996	—	—
—	—	—	—	41,642	—	—
—	10,221	10,221	10,221	10,221	8,108	10,221
—	38,620	32,290	38,400	44,700	26,345	30,620
—	24,803	32,981	34,809	46,711	6,665	34,098
—	6,650	7,100	10,105	10,200	9,178	7,100
—	8,000	6,000	8,000	8,000	2,000	8,000
—	—	—	—	—	152,918	—
—	266,090	—	—	—	—	—
57	6,407	14,341	7,760	17,008	6,589	11,734
61,998	371,523	3,677,975	1,224,357	5,681,975	228,130	152,423
$184,088,925	$14,869,989	$251,294,491	$126,650,090	$532,242,829	$48,887,597	$115,188,411

$177,947,128	$12,325,083	$223,485,438	$114,099,686	$502,065,150	$16,308,508	$114,749,036
6,141,797	2,544,906	27,809,053	12,550,404	30,177,679	32,579,089	439,375
$184,088,925	$14,869,989	$251,294,491	$126,650,090	$532,242,829	$48,887,597	$115,188,411
4,529,000	500,001	9,150,001	3,500,001	18,723,476	1,915,316	3,975,001
$40.65	$29.74	$27.46	$36.19	$28.43	$25.52	$28.98

$—	$257,346	$—	$—	$—	$—	$—

$175,136,536	$12,429,232	$226,864,422	$116,305,179	$531,805,559	$48,052,450	$112,386,233
$—	$—	$658,968	$—	$—	$—	$—
$—	$—	$—	$—	$6,662,401	$—	$—

Statements of Operations
Neuberger Berman ETF Trust

	China Equity ETF	Commodity Strategy ETF**	Core Equity ETF
	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026
Investment Income :
Income (Note A):
Dividend income—unaffiliated issuers	$243,099	$—	$7,650,766
Interest income—unaffiliated issuers	17,374	14,098,186	66,663
Income from securities loaned—net	—	—	—
Foreign taxes withheld	(20,757)	—	(8,826)
Total income	$239,716	$14,098,186	$7,708,603
Expenses:
Investment management fees (Note B)	81,016	1,773,285	2,234,205
Administration fees (Note B)	12,152	324,152	670,262
Transfer agent fees	12,000	10,493	12,250
Audit fees	29,410	34,050	34,966
Organization expenses (Note A)	—	—	—
Subsidiary Administration Fees	—	50,000	—
Custodian and accounting fees	50,469	125,675	112,402
Insurance	256	7,708	11,934
Legal fees	80,645	92,772	82,273
Registration and filing fees	—	—	14,376
Shareholder reports	—	9,728	7,146
Stock exchange listing fees	9,258	9,258	9,183
Trustees' fees and expenses	59,836	60,441	60,412
Interest	—	278	147
Miscellaneous and other fees (Note A)	12,148	31,299	38,440
Total expenses	347,190	2,529,139	3,287,996

Expenses reimbursed by Management (Note B)	(246,902)	(214,911)	(365,128)
Investment management fees waived (Note B)	—	—	(744,735)
Total net expenses	100,288	2,314,228	2,178,133
Net investment income/(loss)	$139,428	$11,783,958	$5,530,470

Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	1,668,644	126,453	10,939,049
Redemption in-kind	—	—	74,704,861
Settlement of foreign currency transactions	(16,819)	(16)	17
Expiration or closing of futures contracts	—	98,717,199	—
Expiration or closing of option contracts written	—	—	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	1,266,937	(309,988)	6,970,054
Foreign currency translations	(3,151)	21,758	5,856
Futures contracts	—	25,810,365	—
Option contracts written	—	—	—
Net gain/(loss) on investments	2,915,611	124,365,771	92,619,837
Net increase/(decrease) in net assets resulting from operations	$3,055,039	$136,149,729	$98,150,307

**	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
See Notes to Financial Statements

Disrupters ETF	Growth ETF	International Core Equity ETF	Japan Equity ETF	Option Strategy ETF	Quality Select ETF	Small-Mid Cap ETF
For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Period from March 6, 2026 (Commencement of Operations) to August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Fiscal Year Ended August 31, 2026	For the Period from July 10, 2026 (Commencement of Operations) to August 31, 2026	For the Fiscal Year Ended August 31, 2026

$108,061	$89,173	$4,730,965	$1,609,268	$—	$44,617	$1,904,852
49,619	7,309	28,825	65,294	17,890,370	2,017	174,644
—	233	—	—	—	—	—
(1,980)	(1,310)	(497,467)	(157,728)	—	(261)	(4,848)
$155,700	$95,405	$4,262,323	$1,516,834	$17,890,370	$46,373	$2,074,648

364,297	63,801	217,355	561,677	1,863,534	30,582	955,270
—	12,217	97,810	84,252	409,069	5,983	168,577
—	12,000	6,000	12,000	12,000	2,000	12,000
—	38,620	32,290	38,400	45,689	26,345	30,620
—	—	79,318	—	—	165,315	—
—	—	—	—	—	—	—
—	37,103	32,981	56,550	82,401	6,665	51,313
—	315	282	1,467	13,080	—	4,847
—	48,524	25,202	82,672	70,446	9,178	77,533
—	1,247	—	3,494	—	—	—
—	342	7,464	974	16,865	846	9,891
—	9,259	4,460	9,259	9,259	1,267	12,741
—	59,840	25,774	59,933	60,798	8,108	60,226
—	—	—	—	27,257	—	—
—	8,198	10,890	14,579	26,215	1,385	16,150
364,297	291,466	539,826	925,257	2,636,613	257,674	1,399,168

—	(215,047)	(222,511)	(277,117)	(97,068)	(220,956)	(194,922)
(105,962)	(17,647)	—	(187,226)	—	(4,654)	—
258,335	58,772	317,315	460,914	2,539,545	32,064	1,204,246
$(102,635)	$36,633	$3,945,008	$1,055,920	$15,350,825	$14,309	$870,402

(2,277,739)	(148,004)	(833,394)	2,172,817	(3,098,969)	(11,802)	2,829,079
2,814,751	—	913,275	7,721,810	—	—	14,784,742
—	—	(59,385)	(84,260)	—	—	—
—	—	—	—	—	—	—
—	—	—	—	60,382,377	—	—

2,855,298	1,404,941	24,754,112	6,418,082	(2,406,196)	1,007,070	11,869
—	—	2,193	(167)	—	—	—
—	—	—	—	—	—	—
—	—	—	—	(200,915)	—	—
3,392,310	1,256,937	24,776,801	16,228,282	54,676,297	995,268	17,625,690
$3,289,675	$1,293,570	$28,721,809	$17,284,202	$70,027,122	$1,009,577	$18,496,092

Statements of Changes in Net Assets
Neuberger Berman ETF Trust

	China Equity ETF		Commodity Strategy ETF*
	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$139,428	$100,648	$11,783,958	$9,016,482
Net realized gain/(loss) on investments	1,651,825	570,676	98,843,636	15,197,281
Net increase from payments by affiliates (Note B)	—	3,342	—	—
Change in net unrealized appreciation/(depreciation) of investments	1,263,786	1,428,437	25,522,135	4,560,071
Net increase/(decrease) in net assets resulting from operations	3,055,039	2,103,103	136,149,729	28,773,834
Distributions to Shareholders From (Note A):
Distributable earnings	(127,224)	(69,534)	(23,603,973)	(9,842,279)
From Fund Share Transactions (Note D):
Proceeds from shares sold	8,082,611	—	170,335,425	76,831,478
Proceeds from shares issued in connection with tax-free reorganization	—	—	—	—
Payments for shares redeemed	—	—	(24,270,713)	(69,970,143)
Net increase/(decrease) from Fund share transactions	8,082,611	—	146,064,712	6,861,335
Net Increase/(Decrease) in Net Assets	11,010,426	2,033,569	258,610,468	25,792,890
Net Assets:
Beginning of year	7,348,833	5,315,264	253,531,057	227,738,167
End of year	$18,359,259	$7,348,833	$512,141,525	$253,531,057

*	Consolidated financial statement, see Note A of the Notes to Financial Statements for additional information.
See Notes to Financial Statements

Core Equity ETF		Disrupters ETF		Growth ETF		Japan Equity ETF
Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Period from December 18, 2024 (Commencement of Operations) to	Fiscal Year Ended	Period from September 11, 2024 (Commencement of Operations) to
August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025

$5,530,470	$2,555,393	$(102,635)	$(18,064)	$36,633	$21,380	$1,055,920	$273,187
85,643,927	(355,866)	537,012	885,920	(148,004)	(69,044)	9,810,367	(328,038)
—	—	—	—	—	—	—	—
6,975,910	39,104,179	2,855,298	2,191,378	1,404,941	1,350,573	6,417,915	4,889,323
98,150,307	41,303,706	3,289,675	3,059,234	1,293,570	1,302,909	17,284,202	4,834,472

(3,146,513)	(1,207,938)	(111,749)	—	(51,615)	—	(1,233,226)	(132,168)

455,286,370	130,321,115	161,153,948	7,133,044	1,403,424	10,921,701	99,392,835	30,587,638
114,142,373	—	—	—	—	—	—	—
(200,834,618)	(8,343,090)	(7,111,405)	(2,691,827)	—	—	(24,083,663)	—
368,594,125	121,978,025	154,042,543	4,441,217	1,403,424	10,921,701	75,309,172	30,587,638
463,597,919	162,073,793	157,220,469	7,500,451	2,645,379	12,224,610	91,360,148	35,289,942

388,066,614	225,992,821	26,868,456	19,368,005	12,224,610	—	35,289,942	—
$851,664,533	$388,066,614	$184,088,925	$26,868,456	$14,869,989	$12,224,610	$126,650,090	$35,289,942

Statements of Changes in Net Assets (cont’d)
Neuberger Berman ETF Trust

	International Core Equity ETF	Option Strategy ETF
	Period from March 06, 2026 (Commencement of Operations) to	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2026	August 31, 2026	August 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$3,945,008	$15,350,825	$17,765,888
Net realized gain/(loss) on investments	20,496	57,283,408	27,607,222
Change in net unrealized appreciation/(depreciation) of investments	24,756,305	(2,607,111)	(2,042,107)
Net increase/(decrease) in net assets resulting from operations	28,721,809	70,027,122	43,331,003
Distributions to Shareholders From (Note A):
Distributable earnings	—	(37,729,445)	(30,924,624)
Tax return of capital	—	—	(8,105,012)
Total distributions to shareholders	—	(37,729,445)	(39,029,636)
From Fund Share Transactions (Note D):
Proceeds from shares sold	232,519,732	147,464,240	98,720,094
Payments for shares redeemed	(9,947,050)	(84,079,710)	(108,436,635)
Net increase/(decrease) from Fund share transactions	222,572,682	63,384,530	(9,716,541)
Net Increase/(Decrease) in Net Assets	251,294,491	95,682,207	(5,415,174)
Net Assets:
Beginning of period	—	436,560,622	441,975,796
End of period	$251,294,491	$532,242,829	$436,560,622
See Notes to Financial Statements

Quality Select ETF	Small-Mid Cap ETF
Period from July 10, 2026 (Commencement of Operations) to	Fiscal Year Ended	Fiscal Year Ended
August 31, 2026	August 31, 2026	August 31, 2025

$14,309	$870,402	$742,279
(11,802)	17,613,821	(4,161,514)
1,007,070	11,869	(4,229,579)
1,009,577	18,496,092	(7,648,814)

—	(791,890)	(466,665)
—	—	—
—	(791,890)	(466,665)

47,878,020	49,587,203	64,338,050
—	(134,007,197)	(72,846,235)
47,878,020	(84,419,994)	(8,508,185)
48,887,597	(66,715,792)	(16,623,664)

—	181,904,203	198,527,867
$48,887,597	$115,188,411	$181,904,203

Notes to Financial Statements Neuberger Berman ETF Trustß
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman ETF Trust (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated December 8, 2021. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Neuberger China Equity ETF ("China Equity ETF"), Neuberger Commodity Strategy ETF ("Commodity Strategy ETF"), Neuberger Core Equity ETF ("Core Equity ETF"), Neuberger Disrupters ETF ("Disrupters ETF"), Neuberger Growth ETF ("Growth ETF"), Neuberger International Core Equity ETF ("International Core Equity ETF"), Neuberger Japan Equity ETF ("Japan Equity ETF"), Neuberger Option Strategy ETF ("Option Strategy ETF"), Neuberger Quality Select ETF ("Quality Select ETF") and Neuberger Small-Mid Cap ETF ("Small-Mid Cap ETF") (each individually a "Fund," and collectively, the "Funds") are separate operating series of the Trust, each of which (except China Equity ETF, Core Equity ETF, Disrupters ETF, Growth ETF and Quality Select ETF) is diversified. Each Fund offers and issues shares of beneficial interest ("Shares"). Shares of a Fund represent an equal proportionate interest in the Fund. Each of International Core Equity ETF and Quality Select ETF had no operations until March 6, 2026 and July 10, 2026, respectively, other than matters relating to each Fund's organization and its registration of shares under the 1933 Act. Each of Commodity Strategy ETF, China Equity ETF and Option Strategy ETF commenced operations as an ETF following its respective reorganization from a mutual fund (each, the respective Fund's "Predecessor Fund"). Prior to December 18, 2025, each Fund, except for International Core Equity ETF and Quality Select ETF, included "Neuberger Berman" in place of "Neuberger" in its name. For Quality Select ETF, the Fund included "Neuberger Berman" in place of "Neuberger" in its name prior to October 15, 2025.
A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
Commodity Strategy ETF invests in commodity-related instruments through Neuberger Berman Cayman Commodity Fund I Ltd. (the "CS Subsidiary"), which is organized under the laws of the Cayman Islands. Commodity Strategy ETF is and expects to remain the sole shareholder of the CS Subsidiary. The CS Subsidiary is governed by its own Board of Directors.
As of August 31, 2026, the value of Commodity Strategy ETF's investment in the CS Subsidiary was as follows:
Investment in CS Subsidiary	Percentage of Net Assets
$95,431,897	18.6%
ß
Notes to Consolidated Financial Statements for Commodity Strategy ETF

2
Consolidation: The accompanying financial statements of Commodity Strategy ETF present the consolidated accounts of Commodity Strategy ETF and the CS Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.
3
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, exchange-traded funds and exchange-traded options written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.

Asset-Backed Securities. Inputs used to value asset-backed securities generally include models that consider several factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed and maintains procedures to periodically evaluate prices and other information provided by independent pricing services, including assessing the reasonableness of valuations and monitoring pricing service performance.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Trust's Board of Trustees (the "Board") designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when market events or movements in relevant indices occurring after the close of a foreign market suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.

4
Foreign currency translations: The accounting records of the Funds and the CS Subsidiary are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.
5
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amounts of such proceeds for the year ended August 31, 2026 were $543 for Core Equity ETF.
6
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to qualify or to continue to qualify for, treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.
ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
The Funds adopted the FASB Accounting Standards Update 2023-09, "Income Taxes (Topic 740) Improvements to Income Tax Disclosures" ("ASU 2023-09") for the year ended August 31, 2026. The adoption of this standard affected only the financial statement disclosures and had no impact on the Funds' financial position or operating results. A breakdown of income taxes paid by jurisdiction is provided when significant income taxes are paid by a Fund. For the year ended August 31, 2026, Management determined that the income taxes paid by each Fund were not significant.
The CS Subsidiary is a controlled foreign corporation under the U.S. Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, Commodity Strategy ETF will include in its taxable income its share of the CS Subsidiary’s current earnings and profits (including net realized gains). Any deficit generated by the CS Subsidiary will be disregarded for purposes of computing Commodity Strategy ETF's taxable income in the current period and also disregarded for all future periods.

For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at August 31, 2026 were as follows:
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
China Equity ETF	$15,616,446	$3,598,318	$954,377	$2,643,941
Commodity Strategy ETF	733,259,090	37,725,314	250,617,065	(212,891,751)
Core Equity ETF	744,576,412	126,146,518	20,294,251	105,852,267
Disrupters ETF	175,135,960	17,527,771	8,539,053	8,988,718
Growth ETF	12,486,601	2,987,788	289,643	2,698,145
International Core Equity ETF	227,012,573	29,859,523	5,253,573	24,605,950
Japan Equity ETF	116,813,323	16,522,533	5,722,054	10,800,479
Option Strategy ETF	532,499,503	1,408,183	2,262,235	(854,052)
Quality Select ETF	16,368,760	32,891,088	200,328	32,690,760
Small-Mid Cap ETF	112,362,031	10,443,714	8,111,491	2,332,223
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended August 31, 2026, the Funds recorded permanent reclassifications related to one or more of the following: prior year true up adjustments, wholly owned subsidiary income & gain (loss), gains (losses) & tax adjustments on securities contributed or redeemed in kind, net operating losses written off, and deemed distributions on shareholder redemptions. For the year ended August 31, 2026, the Funds recorded the following permanent reclassifications:
	Paid-in Capital	Total Distributable Earnings/(Losses)
China Equity ETF	$—	$—
Commodity Strategy ETF	105,059,234	(105,059,234)
Core Equity ETF	84,927,626	(84,927,626)
Disrupters ETF	2,634,839	(2,634,839)
Growth ETF	—	—
International Core Equity ETF	912,756	(912,756)
Japan Equity ETF	8,202,876	(8,202,876)
Option Strategy ETF	—	—
Quality Select ETF	(31,569,512)	31,569,512
Small-Mid Cap ETF	14,767,450	(14,767,450)

The tax character of distributions paid during the years ended August 31, 2026, and August 31, 2025, was as follows:
	Distributions Paid From:
	Ordinary Income		Long-Term Capital Gain		Return of Capital		Total
	2026	2025	2026	2025	2026	2025	2026	2025
China Equity ETF	$127,224	$69,534	$—	$—	$—	$—	$127,224	$69,534
Commodity Strategy ETF	23,603,973	9,842,279	—	—	—	—	23,603,973	9,842,279
Core Equity ETF	3,146,513	1,207,938	—	—	—	—	3,146,513	1,207,938
Disrupters ETF	—	—	111,749	—	—	—	111,749	—
Growth ETF	51,615	— (a)	—	— (a)	—	— (a)	51,615	— (a)
International Core Equity ETF	— (b)	—	— (b)	—	— (b)	—	— (b)	—
Japan Equity ETF	1,233,226	132,168 (c)	—	— (c)	—	— (c)	1,233,226	132,168 (c)
Option Strategy ETF	37,729,445	30,924,624	—	—	—	8,105,012	37,729,445	39,029,636
Quality Select ETF	— (d)	—	— (d)	—	— (d)	—	— (d)	—
Small-Mid Cap ETF	791,890	466,665	—	—	—	—	791,890	466,665

(a)	Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(b)	Period from March 6, 2026 (Commencement of Operations) to August 31, 2026.
(c)	Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.
(d)	Period from July 10, 2026 (Commencement of Operations) to August 31, 2026.
As of August 31, 2026, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
China Equity ETF	$120,625	$—	$2,642,750	$(16,074,541)	$(3,770)	$(13,314,936)
Commodity Strategy ETF	133,259,970	—	(212,891,509)	(2,391,400)	(53)	(82,022,992)
Core Equity ETF	4,139,747	—	105,858,123	—	(7,375)	109,990,495
Disrupters ETF	—	—	8,988,718	(2,846,921)	—	6,141,797
Growth ETF	9,615	—	2,698,145	(159,207)	(3,647)	2,544,906
International Core Equity ETF(a)	4,070,028	—	24,611,189	(831,928)	(40,236)	27,809,053
Japan Equity ETF	1,765,087	—	10,799,094	—	(13,777)	12,550,404
Option Strategy ETF	31,033,412	—	(854,052)	—	(1,681)	30,177,679
Quality Select ETF(b)	29,707	—	32,690,760	(125,980)	(15,398)	32,579,089
Small-Mid Cap ETF	455,340	—	2,332,223	(2,296,832)	(51,356)	439,375

(a)	Period from March 6, 2026 (Commencement of Operations) to August 31, 2026.
(b)	Period from July 10, 2026 (Commencement of Operations) to August 31, 2026.
The temporary differences between book basis and tax basis distributable earnings are primarily related to one or more of the following: losses disallowed and/or recognized on wash sales, mark-to-market adjustments on forwards, futures, options, amortization of organizational expenses, amortization of bond premium, mark-to-market adjustments on passive foreign investment companies ("PFICs"), wholly owned subsidiary inclusions, book/tax differences on contributed in-kind securities and tax adjustments related to other investments.
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at August 31, 2026, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:
	Capital Loss Carryforwards
	Long-Term	Short-Term
China Equity ETF	$11,214,173	$4,860,368
Commodity Strategy ETF	29,415	2,361,985
Disrupters ETF	111,293 *	2,626,227 *
Growth ETF	159,207	—
International Core Equity ETF	—	831,928
Quality Select ETF	116,192	9,788
Small-Mid Cap ETF	—	2,296,832

*	Future utilization of losses may be limited under current tax regulations.
During the year ended August 31, 2026, China Equity, Commodity Strategy, Core Equity, Japan Equity and Small-Mid Cap utilized capital loss carryforwards of $1,714,278, $77,760, $591,474, $379,187 and $2,911,209, respectively.
Option Strategy determines the amount of its monthly distribution to pay based on a combination of expected premiums and gains (collectively referred to as "premiums") from writing put options, the portion of such premiums to be included in such distribution and interest from the Fund’s fixed income investments, net of expenses, during that period. As a result of such distribution strategy, the Fund’s distributions are expected to exceed its earnings and profits in some or all tax years, and consequently, all or a portion of the distributions made for a taxable year may be characterized as a return of capital to shareholders.
Under current tax regulations, capital losses realized on investment transactions after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the current tax rules, the Funds may also defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year. Late-year ordinary losses represent ordinary losses realized on investment transactions after December 31 and specified losses (ordinary losses from the sale, exchange, or other disposition of property, net foreign currency losses and net PFICs mark to market losses) realized on investment transactions after October 31. For the year ended August 31, 2026, the Funds elected to defer the following late-year ordinary losses and post October capital losses:
	Late-Year Ordinary Loss Deferral	Post October Capital Loss Deferral
Disrupters ETF	$109,401	$—
7
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. For the year ended August 31, 2026, there were no outstanding balances of accrued capital gains taxes for the Funds.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), certain of the Funds that invest in foreign securities may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). ECJ tax reclaims are subject to various administrative proceedings by the local jurisdictions' tax authorities within the EU, as well as a number of related judicial proceedings. When any such ECJ tax reclaims are not "more likely than not" to be sustained after examination by tax authorities, then no amounts are included in the Statements of Assets and Liabilities. Income recognized for ECJ tax reclaims, if any, would be included in "Other Income" in the Statements of Operations and the cost to file these additional ECJ tax reclaims, if any, would be included in "Miscellaneous and other fees" in the Statements of Operations.
8
Distributions to shareholders: Each Fund may earn income, net of expenses, daily on its investments. Except for Option Strategy ETF, as noted below, distributions from net investment income and net realized capital gains, if any, are generally distributed once a year (usually in December) and are recorded on the ex-date.
Option Strategy ETF generally distributes net investment income, including short-term capital gains, if any, monthly and net realized capital gains, if any, annually.

9
Organization expenses: Costs incurred by International Core Equity ETF and Quality Select ETF in connection with each organization, which amounted to $79,318 and $165,315, respectively, and are reflected in "Organization expenses" in the Statements of Operations, have been expensed as incurred.
10
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.
The Chinese economy, industries, and securities and currency markets may be adversely affected by slow economic activity worldwide, protectionist trade policies, dependence on exports and international trade, currency devaluations and other currency exchange rate fluctuations, restrictions on monetary repatriation.
Investing in companies controlled by various Chinese governmental authorities involves risks that political changes, social instability, regulatory uncertainty, adverse diplomatic developments, asset expropriation or nationalization, or confiscatory taxation could adversely affect the performance of such companies.
The changing economic, political and social conditions in Japan could significantly impact the value of the Japanese securities held by the Fund. The Japanese market can experience significant volatility due to regional and global economic, social, and political conditions and events in the U.S. and elsewhere, and global economic disruptions such as supply chain disruptions and geopolitical instability and other hostilities, and natural disasters or epidemics. The Japanese economy has only recently emerged from a prolonged economic downturn. Since the year 2000, Japan’s economic growth rate has remained relatively low. The Japanese economy is characterized by government intervention and protectionism, reliance on oil imports, a highly regulated labor market, an aging demographic, declining population, and large government debt. Japan is heavily dependent on oil and other commodity imports, and higher commodity prices could therefore have a negative impact on the Japanese economy. International trade, particularly with the U.S., also impacts the growth of the Japanese economy, and trade policies taken by the U.S. and other trade partners or adverse economic conditions in the U.S. or other trade partners may affect Japan.
Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
11
Investment company securities and other exchange-traded funds: The Funds may invest in shares of other registered investment companies, including other exchange-traded funds ("ETFs"), within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the Securities and Exchange Commission ("SEC"), particularly Rule 12d1-4, or any other applicable exemptive relief. Rule 12d1-4 permits investments in other registered investment companies in excess of the limitations of the 1940 Act if a Fund complies with the conditions of the Rule. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
12
When-issued/delayed delivery securities: Commodity Strategy ETF and Option Strategy ETF may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Commodity Strategy ETF may also enter into a TBA agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by a Fund. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.

13
Derivative instruments: Certain Funds' use of derivatives during the year ended August 31, 2026, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at August 31, 2026. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund’s investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the year ended August 31, 2026, Commodity Strategy ETF used commodity futures contracts (through investments in the CS Subsidiary) to provide investment exposure to individual commodities, as well as to manage and/or adjust the risk profile of the Fund.
At the time a Fund or CS Subsidiary enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund or CS Subsidiary as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund or CS Subsidiary recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund or CS Subsidiary because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund or CS Subsidiary is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by a Fund or CS Subsidiary may cause the Fund or CS Subsidiary to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund or CS Subsidiary. Also, a Fund’s or CS Subsidiary's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund’s or CS Subsidiary's taxable income.
Options: During the year ended August 31, 2026, Option Strategy ETF used options written primarily to gain exposure to securities, markets, sectors or geographical areas and also to enhance total return and gain exposure more efficiently than through a direct purchase of the underlying security.
Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.
When a fund writes a call option on an underlying asset it does not own, its exposure on such an option is theoretically unlimited. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised, a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At August 31, 2026, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:
	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Commodity Strategy ETF
Futures
Commodity risk	Receivable/Payable for accumulated variation margin on futures contracts	$37,475,167	Receivable/Payable for accumulated variation margin on futures contracts	$(7,688,328)
Option Strategy ETF
Options written
Equity risk	—	—	Option contracts written, at value	(5,318,265)
The impact of the use of these derivative instruments on the Statements of Operations during the year ended August 31, 2026, was as follows:
Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Commodity Strategy ETF
Futures
Commodity risk	$98,717,199	$25,810,365
Option Strategy ETF
Options written
Equity risk	60,382,377	(200,915)

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Options written	Expiration or closing of option contracts written

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts

Options written	Option contracts written
While the Funds may receive rights and warrants in connection with their investments in securities, these rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that China Equity ETF, Core Equity ETF, Disrupters ETF, Growth ETF, International Core Equity ETF, Japan Equity ETF, Quality Select ETF, and Small-Mid Cap ETF did not hold any derivative instruments during the year ended August 31, 2026 that require additional disclosures pursuant to ASC 815.
14
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statement of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.
The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included on the Statement of Assets and Liabilities under the caption "Investments in securities at value—Unaffiliated issuers". The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statement of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
As of August 31, 2026, the Fund listed below had outstanding loans of securities to certain approved brokers with a value as follows:
Value of Securities Loaned
Growth ETF	$257,346
As of August 31, 2026, the Fund listed below had outstanding loans of securities to certain approved brokers for which the Fund received collateral as follows:
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Less Than 30 Days	Between 30 & 90 days	Greater Than 90 Days	Total
Securities Lending Transactions(a)
Common Stocks
Growth ETF	$266,090	$—	$—	$—	$266,090

(a)	Amounts represent the payable for collateral received for loaned securities.
15
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to over-the-counter derivatives, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Growth ETF held one or more of these investments at August 31, 2026. The Fund's securities lending assets at fair value are reported gross in the Statements of Assets and Liabilities. The following tables present securities lending assets by counterparty and net of the related collateral received by a Fund as of August 31, 2026.
Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Growth ETF
Securities lending	$257,346	$—

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Growth ETF
SSB	$257,346	$—	$(257,346)	$—	$—	$—	$—	$—
Total	$257,346	$—	$(257,346)	$—	$—	$—	$—	$—

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A Net Amount greater than zero represents amounts subject to loss as of August 31, 2026, in the event of a counterparty failure. A Net Amount less than zero represents amounts under-collateralized to each counterparty as of August 31, 2026.

16
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.
17
Segment reporting: Each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. NBIA acts as the Funds' CODM through its portfolio managers and management and operating committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund's principal investment strategies as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund's total returns, expense ratios, and changes in net assets, which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund's single segment, are consistent with that presented within each Fund's financial statements.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:
Disrupters ETF:
The Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing the Fund’s investments and handling its day-to-day business. In addition, Management provides to the Fund certain Fund services and administrative services as specified in the Management Agreement.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, International Core Equity ETF, Japan Equity ETF, Option Strategy ETF, Quality Select ETF and Small-Mid Cap ETF:
Each Fund retains NBIA as investment manager under a Management Agreement. Under the Management Agreement, Management is responsible for choosing a Fund’s investments and handling its day-to-day business and certain Fund services.
For such investment management services, each Fund pays NBIA monthly, an investment management fee at an annual rate as a percentage of average daily net assets according to the following table:
	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $2.5 billion	Thereafter
China Equity ETF	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Commodity Strategy ETF	0.50%	0.475%	0.45%	0.425%	0.40%	0.375%	0.35%
Core Equity ETF (a)	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Disrupters ETF (a)	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Growth ETF (a)	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
International Core Equity ETF	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Japan Equity ETF (a)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Option Strategy ETF	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Quality Select ETF (a)	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Small-Mid Cap ETF	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%

(a)
NBIA has contractually agreed to waive its management fee by 0.10% of Core Equity ETF's average net assets. This undertaking lasts until August 31, 2027 and may not be terminated during its term without the consent of the Board. NBIA has contractually agreed to waive its management fee by
0.10% of Disrupters ETF's average net assets through June 11, 2026 and by 0.25% of Disrupters
ETF's average net assets effective June 12, 2026. This undertaking lasts until April 8, 2028 and may not be terminated during its term without the consent of the Board. NBIA has contractually agreed to waive its management fee by 0.13%, 0.20% and 0.07% of Growth ETF's, Japan Equity ETF's and Quality
Select ETF's average net assets, respectively. These undertakings last until August 31, 2027 and may not be terminated during their term without the consent of the Board. The fee waiver for each of Core
Equity ETF, Growth ETF, Japan Equity ETF and Quality Select ETF will not reduce expenses below the contractual expense limitation agreement described below. Management fees contractually waived are not subject to recovery by NBIA.

Management fees waived for the year ended August 31, 2026 were as follows:
Fund	Percentage of Average Daily Net Assets	Effective Date(s)	Management Fees Waived for the Year Ended August 31, 2026
Core Equity ETF	0.10%	7/31/2024	$744,735
Disrupters ETF	0.25%	6/12/2026	$105,962
	0.10%	4/6/2022-6/11/2026
Growth ETF	0.13%	12/18/2024	$17,647
Japan Equity ETF	0.20%	9/11/2024	$187,226
Quality Select ETF	0.07%	7/13/2026	$4,654
Accordingly, for the year ended August 31, 2026, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of the Fund's average daily net assets, as follows:
Effective Rate
Commodity Strategy ETF	0.49%
Core Equity ETF	0.20%
Disrupters ETF	0.46%
Growth ETF	0.34%
International Core Equity ETF	0.20%
Japan Equity ETF	0.40%
Quality Select ETF	0.39%
Disrupters ETF:
NBIA has contractually agreed to pay all operating expenses of the Fund, except (i) interest and taxes (including, but not limited to, income, excise, transaction, transfer and withholding taxes); (ii) brokerage expenses, including commissions, and other transaction costs; (iii) acquired fund fees and expenses; (iv) dividend and interest expenses relating to short sales; (v) expenses incurred in connection with any distribution plan adopted by the Trust in compliance with Rule 12b-1 under the 1940 Act, including distribution fees; (vi) the compensation payable to NBIA under this Agreement; (vii) securities lending expenses; (viii) litigation expenses and tax reclaim expenses; (ix) indemnification expenses; and (x) any expenses determined to be extraordinary expenses by the Board. With the Fund's consent, Management may subcontract to third parties some of its responsibilities to the Fund under the Management Agreement and may compensate each such third party that provides such services. Certain expenses that are outside of the investment management fee, as described above, may be applicable to multiple funds within the complex of related investment companies and such allocations are handled as follows: Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company (e.g., the Fund) are allocated among the Fund and the other investment companies or series thereof in the complex on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies or series thereof in the complex can otherwise be made fairly.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, International Core Equity ETF, Japan Equity ETF, Option Strategy ETF, Quality Select ETF and Small-Mid Cap ETF:

NBIA has contractually agreed to waive fees and/or reimburse certain expenses of each Fund so that the total annual operating expenses do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, extraordinary expenses, and dividend and interest expenses relating to short sales, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations. The expenses of the CS Subsidiary are included in the total expenses used to calculate the reimbursement, which Commodity Strategy ETF has agreed to share with the CS Subsidiary. For the year ended August 31, 2026, the expenses of the CS Subsidiary amounted to $429,499.
China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, Japan Equity ETF, International Core Equity ETF, Option Strategy ETF, Quality Select ETF and Small-Mid Cap ETF have agreed that they will repay NBIA for fees and expenses waived or reimbursed provided that repayment does not cause the respective Fund's annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the respective Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the year ended August 31, 2026, there was no repayment to NBIA under these agreements.
At August 31, 2026, the Funds' contingent liabilities to NBIA under the agreements were as follows:
			Expenses Reimbursed in Year Ended August 31,
			2024	2025	2026
			Subject to Repayment until August 31,
Fund	Contractual Expense Limitation(a)	Expiration	2027	2028	2029
China Equity ETF	0.74%(b)	8/31/29	$285,356	$261,431	$246,902
Commodity Strategy ETF	0.64%	8/31/29	290,488	251,427	214,911
Core Equity ETF	0.29%(c)	8/31/27	155,888 (d)	349,629	365,128
Growth ETF	0.43%(e)	8/31/27	—	251,635 (f)	215,047
International Core Equity ETF	0.29%	8/31/29	—	—	222,511 (g)
Japan Equity ETF	0.49%(h)	8/31/27	—	358,269 (i)	277,117
Option Strategy ETF	0.55%(j)	8/31/29	183,251 (k)	107,820	97,068
Quality Select ETF	0.48%(l)	8/31/27	—	—	220,956 (m)
Small-Mid Cap ETF	0.64%(n)	8/31/29	178,213 (o)	202,389	194,922

(a)	Expense limitation per annum of the Fund's average daily net assets.
(b)
Expenses waived or reimbursed prior to the close of business on October 13, 2023, are of the
Neuberger Berman Greater China Equity Fund (the "China Equity ETF Predecessor Fund"), which had a contractual expense limitation of 1.50% for its Institutional Class.

(c)
0.29% per annum of the Fund's average net assets until 8/31/27 after taking into account the contractual management fee waiver discussed above, 0.39% per annum of the Fund's average net assets from 9/1/27 to 8/31/29.

(d)	Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.

(e)
0.43% per annum of the Fund's average net assets until 8/31/27 after taking into account the contractual management fee waiver discussed above, 0.56% per annum of the Fund's average net assets from 9/1/27 to 8/31/29.

(f)	Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(g)	Period from March 6, 2026 (Commencement of Operations) to August 31, 2026.
(h)
0.49% per annum of the Fund's average net assets until 8/31/27 after taking into account the contractual management fee waiver discussed above, 0.69% per annum of the Fund's average net assets from 9/1/27 to 8/31/29.

(i)	Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.
(j)
Expenses waived or reimbursed prior to the close of business on January 26, 2024, are of the
Neuberger Berman U.S. Equity Index PutWrite Strategy Fund (the "Option Strategy ETF Predecessor
Fund"), which had a contractual expense limitation of 0.65% until January 11, 2024. Effective
January 12, 2024, the contractual expense limitation changed to 0.55% for its Institutional Class.

(k)	Period from November 1, 2023 to August 31, 2024.
(l)
0.48% per annum of the Fund's average net assets until 8/31/27 after taking into account the contractual management fee waiver discussed above, 0.55% per annum of the Fund's average net assets from 9/1/27 to 8/31/29.

(m)	Period from July 10, 2026 (Commencement of Operations) to August 31, 2026.
(n)	Prior to April 1, 2025, the contractual expense limitation was 0.73%.
(o)	Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.
NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
Each of China Equity ETF, Commodity Strategy ETF, Core Equity ETF, Growth ETF, International Core Equity ETF, Japan Equity ETF, Option Strategy ETF, Quality Select ETF, and Small-Mid Cap ETF retains NBIA as its administrator under an Administration Agreement. Each Fund pays NBIA monthly a fee at the annual rate of 0.09% of the respective Fund's average daily net assets. Under the Administration Agreement, the CS Subsidiary does not pay an annual administration fee.
Neuberger Berman BD LLC (the "Distributor") serves as the distributor in connection with the continuous offering of each Fund’s shares. Each Fund (except China Equity ETF, Commodity Strategy ETF, and Option Strategy ETF) also has a distribution agreement that allows the Fund to pay distribution fees to the Distributor and other firms that provide distribution services ("Service Providers"). Under their distribution plans (each a Plan, collectively, the "Plans") if a Service Provider provides distribution services, a Fund would pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. The Distributor would, in turn, pay the Service Provider out of its fees. The Board currently has determined not to implement any 12b-1 fees pursuant to the Plans. 12b-1 fees may only be imposed after approval by the Board.

Note C—Securities Transactions:
During the year ended August 31, 2026, there were purchase and sale transactions of long-term securities (excluding futures and option written, if any) and in-kind capital share transactions as follows:
	Transactions of Long-Term Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales
China Equity ETF	$21,820,683	$14,362,198	$—	$—
Commodity Strategy ETF	236,098,416	112,222,533	—	—
Core Equity ETF	572,750,900	396,139,267	281,520,224	198,951,740
Disrupters ETF	33,041,224	34,264,809	157,704,359	6,950,603
Growth ETF	5,793,761	6,170,011	1,401,875	—
International Core Equity ETF	60,347,653	47,613,722	222,015,511	9,587,884
Japan Equity ETF	65,613,169	62,660,432	94,886,892	23,348,996
Option Strategy ETF(a)	717,779,515	635,868,524	—	—
Quality Select ETF	516,231	877,162	47,878,020	—
Small-Mid Cap ETF	120,145,802	121,329,238	48,461,610	131,524,622

(a)	Includes purchases and sales of U.S. Government and Agency Obligations of $299,253,793 and $226,017,969, respectively.
During the year ended August 31, 2026, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
The Funds issue or redeem capital shares in aggregation of a specified number of shares (each, a "Creation Unit") to certain institutional investors (typically market makers or other broker-dealers) on a continuous basis through the Distributor. Currently, the number of shares that constitutes a Creation Unit is 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of a designated portfolio of in-kind securities, cash or a combination thereof, consistent with a Fund's investment objective, policies and disclosure.
Share activity for the year ended August 31, 2026, was as follows:
Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Issued In Connection with Tax-Free Reorganization (see Note F)	Shares Redeemed	Total
China Equity ETF	225,000	—	—	—	225,000
Commodity Strategy ETF	6,500,000	—	—	(900,000)	5,600,000
Core Equity ETF	14,450,000	—	3,713,209	(6,350,000)	11,813,209
Disrupters ETF	3,925,000	—	—	(175,000)	3,750,000
Growth ETF	50,000	—	—	—	50,000
International Core Equity ETF(a)	9,525,001	—	—	(375,000)	9,150,001
Japan Equity ETF	2,975,000	—	—	(675,000)	2,300,000
Option Strategy ETF	5,275,000	—	—	(3,050,000)	2,225,000

Quality Select ETF(b)	1,915,316	—	—	—	1,915,316
Small-Mid Cap ETF	1,900,000	—	—	(4,925,000)	(3,025,000)

(a)	Period from March 6, 2026 (Commencement of Operations) to August 31, 2026.
(b)	Period from July 10, 2026 (Commencement of Operations) to August 31, 2026.
Share activity for the year ended August 31, 2025, was as follows:

Fund	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
China Equity ETF	—	—	—	—
Commodity Strategy ETF	3,475,000	—	(3,200,000)	275,000
Core Equity ETF	4,600,000	—	(325,000)	4,275,000
Disrupters ETF	225,000	—	(100,000)	125,000
Growth ETF(a)	450,001	—	—	450,001
Japan Equity ETF(b)	1,200,001	—	—	1,200,001
Option Strategy ETF	3,775,000	—	(4,175,000)	(400,000)
Small-Mid Cap ETF	2,550,000	—	(3,125,000)	(575,000)

(a)	Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(b)	Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.
A standard creation or redemption transaction fee is imposed to offset transfer and other costs associated with the issuance and redemption of Creation Units and is charged to the Authorized Participant and paid directly to State Street Bank and Trust Company, which serves as the transfer agent. The Authorized Participant may also be required to pay a variable transaction fee to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses with respect to transactions in Creation Units for cash, which are treated as increases in capital. The Manager may adjust and/or waive all or some of the transaction fees from time to time. These variable fees, if any, are reflected in "Proceeds from shares sold" in the Statements of Changes in Net Assets.
Note E—Line of Credit:
At August 31, 2026, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.00% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund (for Disrupters ETF, the pro rata share of the commitment fee and any other Credit Facility cost shared by the participants are covered under the investment management fee described further in Note B). Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit

Facility at August 31, 2026. During the year ended August 31, 2026, none of the Funds utilized the Credit Facility.
Note F—Reorganizations:
On July 23, 2025, the shareholders of Neuberger Berman Dividend Growth Fund (the "Merging Fund"), a series of the Neuberger Berman Equity Funds, approved the proposed reorganization of the Merging Fund into Core Equity ETF (the "Acquiring ETF") (the "Merger"). The Merger was completed as of the close of business on October 17, 2025 (the "Closing Date"), and the Merging Fund shareholders became shareholders of the Acquiring ETF. The Merger qualified as a tax-free reorganization for federal income tax purposes. The Merger was accomplished by a tax-free exchange of 4,549,048 shares of the Institutional Class of the Merging Fund for 3,713,209 shares of the Acquiring ETF. The Merging Fund’s aggregate net assets on the Closing Date were $114,142,190, including investments with $47,919,459 of net unrealized appreciation, and were combined with those of the Acquiring ETF, which were $411,909,795. The combined net assets of the Acquiring ETF immediately after the Merger were $526,051,985. For financial reporting purposes, assets received and shares issued by the Acquiring ETF were recorded at fair value; however, the cost basis of the investments received from the Merging Fund was carried forward to align ongoing reporting of the Acquiring ETF’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the Merger had been completed on September 1, 2025, the beginning of the reporting period of the Acquiring ETF, the Acquiring ETF's pro forma results of operations for the year ended August 31, 2026, would have been as follows:
Net Investment Income/(Loss)	$5,784,091
Net Realized and Unrealized Gains/(Losses) on Investments	96,753,158
Net Increase/(Decrease) in Net Assets resulting from operations	$102,537,249
Because the combined investment portfolios have been managed as a single integrated portfolio since the Merger completed, it is not practicable to separate the amounts of revenue and earnings of the Merging Fund that have been included in the Acquiring ETF's Statement of Operations as of August 31, 2026.
Note G—Recent Accounting Pronouncement:
In September 2026, the FASB issued Accounting Standards Update No. 2026-03 "Investment Companies with Equity Securities Subject to Contractual Sale Restrictions" ("ASU 2026-03"). ASU 2026-03 amends the fair value measurement guidance under ASC 820, applicable to investment companies within the scope of ASC 946. Previously, a contractual sale restriction on an equity security was viewed as a characteristic of the reporting entity holding the equity security, rather than a characteristic of the equity security itself, and, therefore, was not considered in the fair value measurement of the equity security. Under ASU 2026-03, investment companies within the scope of ASC 946 are required to incorporate the effect of a contractual sale restriction into the fair value measurement of an equity security by applying a discount reflecting the amount market participants would demand as a result of the restriction, if considered material. This requirement does not apply to restrictions already reflected in the economics of another transaction (e.g., securities pledged as collateral for a borrowing). Additionally, the amendment also requires disclosure of the amount of the discount attributable to contractual sale restrictions included in the fair value measurement. ASU 2026-03 is effective for annual reporting periods beginning after December 15, 2027, including interim periods therein, with early adoption permitted on or after September 9, 2026. Management opted to early adopt in September 2026, which was subsequent to August 31, 2026, and therefore had no impact on these financial statements.
Note H—Subsequent Events:
Effective October 16, 2026, by operation of law pursuant to Rule 13a-1 under the 1940 Act China Equity ETF's status changed from non-diversified to diversified.

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Financial Highlights
The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. A "—" indicates that the line item was not applicable in the corresponding fiscal period.
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
China Equity ETF[e]

8/31/2026	$31.01	$0.38	$8.79	$9.17	$(0.44)	$—	$—
8/31/2025	$22.43	$0.42	$8.44	$8.86	$(0.29)	$—	$—
8/31/2024	$25.44	$0.54	$(3.55)	$(3.01)	$—	$—	$—
8/31/2023[g]	$30.58	$(0.11)	$(4.78)	$(4.89)	$(0.25)	$—	$(0.00)
8/31/2022[g]	$45.64	$0.21	$(12.73)	$(12.52)	$(0.32)	$(2.22)	$—

Commodity Strategy ETF[i,j]

8/31/2026	$22.92	$0.86	$8.87	$9.73	$(1.91)	$—	$—
8/31/2025	$21.11	$0.90	$2.00	$2.90	$(1.09)	$—	$—
8/31/2024	$22.68	$1.06	$(1.73)	$(0.67)	$(0.90)	$—	$—
8/31/2023	$25.91	$0.86	$(1.02)	$(0.16)	$(3.07)	$—	$—
Period from 11/1/2021 to 8/31/2022[k,l]	$34.57	$0.04	$2.65	$2.69	$(11.35)	$—	$—
10/31/2021	$22.52	$(0.09)	$12.27	$12.18	$(0.13)	$—	$—

Core Equity ETF

8/31/2026	$29.97	$0.24	$4.32	$4.56	$(0.14)	$—	$—
8/31/2025	$26.05	$0.25	$3.80	$4.05	$(0.13)	$—	$—
Period from 7/31/2024[q] to 8/31/2024	$25.49	$0.03	$0.53	$0.56	$—	$—	$—

Disrupters ETF

8/31/2026	$34.49	$(0.07)	$6.36	$6.29	$—	$(0.13)	$—
8/31/2025	$29.61	$(0.02)	$4.90	$4.88	$—	$—	$—
8/31/2024	$23.27	$(0.04)	$6.38	$6.34	$—	$—	$—
8/31/2023	$19.43	$(0.05)	$3.89	$3.84	$—	$—	$—
Period from 4/6/2022[q] to 8/31/2022	$24.02	$(0.01)	$(4.58)	$(4.59)	$—	$—	$—

Growth ETF

8/31/2026	$27.17	$0.08	$2.60	$2.68	$(0.11)	$—	$—
Period from 12/18/2024[q] to 8/31/2025	$24.23	$0.05	$2.89	$2.94	$—	$—	$—
See Notes to Financial Highlights

Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.44)	$—	$39.74	29.90%	$18.4	2.57%	0.74%	1.03%	108%
$(0.29)	$0.01	$31.01	39.92%[f]	$7.3	5.00%	0.74%	1.64%	130%
$—	$—	$22.43	(11.84)%	$5.3	7.20%	0.77%	2.30%	231%
$(0.25)	$—	$25.44	(16.10)%	$1.7	2.79%	1.51%[h]	(0.38)%	45%
$(2.54)	$—	$30.58	(28.71)%	$32.4	1.91%	1.51%	0.55%	53%

$(1.91)	$—	$30.74	45.55%	$512.1	0.70%	0.64%	3.27%	53%
$(1.09)	$—	$22.92	14.31%	$253.5	0.76%	0.64%	4.09%	102%
$(0.90)	$—	$21.11	(2.88)%	$227.7	0.76%	0.65%	4.87%	83%
$(3.07)	$—	$22.68	0.25%	$274.7	0.77%	0.66%	3.84%	61%
$(11.35)	$—	$25.91	13.67%[m]	$209.5	0.92%[n]	0.73%[n]	0.22%[n]	57%[m]
$(0.13)	$—	$34.57	54.44%	$147.4	0.99%	0.74%	(0.36)%	56%

$(0.14)	$—	$34.39	15.30%	$851.7	0.44%	0.29%	0.74%	54%[o]
$(0.13)	$—	$29.97	15.57%	$388.1	0.52%[p]	0.29%	0.93%	44%[o]
$—	$—	$26.05	2.18%[m]	$226.0	0.83%[n,p]	0.29%[n]	1.36%[n]	5%[m,o]

$(0.13)	$—	$40.65	18.29%	$184.1	0.65%	0.46%	(0.18)%	56%[o]
$—	$—	$34.49	16.47%	$26.9	0.65%	0.55%	(0.08)%	34%[o]
$—	$—	$29.61	27.26%	$19.4	0.65%	0.55%	(0.13)%	49%[o]
$—	$—	$23.27	19.77%	$11.1	0.65%	0.55%	(0.23)%	31%[o]
$—	$—	$19.43	(19.10)%[m]	$5.4	0.65%[n]	0.55%[n]	(0.17)%[n]	9%[m,o]

$(0.11)	$—	$29.74	9.93%	$14.9	2.15%	0.43%	0.27%	43%[o]
$—	$—	$27.17	12.11%[m]	$12.2	3.61%[n,p]	0.43%[n]	0.29%[n]	29%[m,o]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or Losses on Securities (both realized and unrealized)	Total Income (Loss) From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
International Core Equity ETF

Period from 3/6/2026[q] to 8/31/2026	$24.67	$0.45	$2.34	$2.79	$—	$—	$—

Japan Equity ETF

8/31/2026	$29.41	$0.38	$7.10	$7.48	$(0.70)	$—	$—
Period from 9/11/2024[q] to 8/31/2025	$25.00	$0.33	$4.26	$4.59	$(0.18)	$—	$—

Option Strategy ETF

8/31/2026	$26.46	$0.93	$3.32	$4.25	$(0.93)	$(1.35)	$—
8/31/2025	$26.15	$1.02	$1.55	$2.57	$(1.03)	$(0.76)	$(0.47)
Period from 11/1/2023 to 8/31/2024[r]	$24.04	$1.01	$2.31	$3.32	$(0.94)	$—	$(0.27)
10/31/2023[s]	$22.91	$1.33	$1.27	$2.60	$(1.45)	$—	$(0.02)
10/31/2022[s]	$31.77	$0.73	$(3.69)	$(2.96)	$(0.64)	$(5.26)	$—
10/31/2021[s]	$25.09	$0.02	$6.71	$6.73	$(0.03)	$(0.02)	$—

Quality Select ETF

Period from 7/10/2026[q] to 8/31/2026	$25.00	$0.01	$0.51	$0.52	$—	$—	$—

Small-Mid Cap ETF

8/31/2026	$25.99	$0.12	$2.97	$3.09	$(0.10)	$—	$—
8/31/2025	$26.21	$0.10	$(0.26)	$(0.16)	$(0.06)	$—	$—
Period from 3/20/2024[q] to 8/31/2024	$25.21	$0.03	$0.97	$1.00	$—	$—	$—
See Notes to Financial Highlights

Total Distributions	Voluntary Contribution from Management	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Year (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$—	$—	$27.46	11.30%[m]	$251.3	0.46%[n,p]	0.29%[n]	3.63%[n]	20%[m,o]

$(0.70)	$—	$36.19	25.87%	$126.7	0.99%	0.49%	1.13%	68%[o]
$(0.18)	$—	$29.41	18.53%[m]	$35.3	2.38%[n,p]	0.49%[n]	1.30%[n]	59%[m,o]

$(2.28)	$—	$28.43	16.72%	$532.2	0.58%	0.56%	3.38%	151%
$(2.26)	$—	$26.46	10.30%	$436.6	0.58%	0.55%	3.92%	112%
$(1.21)	$—	$26.15	14.02%[m]	$442.0	0.62%[n]	0.57%[n]	4.38%[n]	39%[m]
$(1.47)	$—	$24.04	11.53%	$317.1	0.70%	0.65%	5.49%	19%
$(5.90)	$—	$22.91	(11.22)%	$293.4	0.70%	0.65%	2.87%	43%
$(0.05)	$—	$31.77	26.82%	$287.2	0.69%	0.65%	0.09%	38%

$—	$—	$25.52	2.10%[m]	$48.9	1.73%[n,p]	0.48%[n]	0.22%[n]	1%[m,o]

$(0.10)	$—	$28.98	11.96%	$115.2	0.75%	0.64%	0.46%	67%[o]
$(0.06)	$—	$25.99	(0.62)%	$181.9	0.80%	0.70%	0.39%	39%[o]
$—	$—	$26.21	3.95%[m]	$198.5	0.92%[n,p]	0.73%[n]	0.26%[n]	12%[m,o]

Notes to Financial Highlights

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the Funds' total returns for the year ended August 31, 2026. The class action proceeds received in
2024 and 2021 had no impact on the Funds' total returns for the year ended August 31, 2024, and for the year ended October 31, 2021, respectively.

c
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each Fund during the each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Each of Core
Equity ETF, Growth ETF, Japan Equity ETF, Small-Mid Cap ETF, International Core Equity ETF, and
Quality Select ETF has a limited performance history that should not be relied on. Past performance, particularly for brief periods of time, are not indicative of future returns. Total return would have been lower if Management had not reimbursed and/or waived certain expenses and/or waived a portion of the investment management fee (for certain periods). Total return would have been higher if
Management had not recouped previously reimbursed and/or waived expenses.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed certain expenses and/or waived a portion of the investment management fee.
e	Financial highlights prior to the close of business on October 13, 2023 are of the China Equity ETF Predecessor Fund.
f	Had China Equity ETF not received the voluntary contribution, the total return based on per share NAV for the year ended August 31, 2025 would have been 39.86%
g
After the close of business on October 6, 2023, the China Equity ETF Predecessor Fund’s Institutional
Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.2842 (old to new). The per share data presented here has been retroactively adjusted to reflect this split.

h
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by China Equity ETF (2023) and/or reimbursement of expenses and/or waiver of a portion of the investment management fee by Management. Had China Equity ETF not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

Year Ended August 31,
2023
China Equity ETF	1.51%

i	Financial highlights prior to the close of business on October 21, 2022 are of the Commodity Strategy ETF Predecessor Fund.
j	Consolidated financial highlights. See Note A in the Notes to Consolidated Financial Statements.
k
After the close of business on October 14, 2022, the Commodity Strategy ETF Predecessor Fund's
Institutional Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.2256 (old to new). The per share data presented here has been retroactively adjusted to reflect this split.

l	The Commodity Strategy ETF Predecessor Fund changed its fiscal year end from October 31 to August 31. This period represents the ten-month period from November 1, 2021 to August 31, 2022.
m	Not annualized.
n	Annualized.

Notes to Financial Highlights   (cont’d)
o	Portfolio turnover rate excludes securities received or delivered in-kind. Had the Funds listed below included securities received or delivered in-kind the portfolio turnover rate would have been:

	Year Ended August 31,
	2026	2025	2024	2023	2022
Core Equity ETF	80%	46%	5% (1)	—	—
Disrupters ETF	70%	46%	64%	132%	9% (2)
Growth ETF	46%	29% (3)	—	—	—
International Core Equity ETF	24% (4)	—	—	—	—
Japan Equity ETF	93%	59% (5)	—	—	—
Quality Select ETF	2% (6)	—	—	—	—
Small-Mid Cap ETF	94%	72%	12% (7)	—	—

(1) Period from July 31, 2024 (Commencement of Operations) to August 31, 2024.
(2) Period from April 6, 2022 (Commencement of Operations) to August 31, 2022.
(3) Period from December 18, 2024 (Commencement of Operations) to August 31, 2025.
(4) Period from March 6, 2026 (Commencement of Operations) to August 31, 2026.
(5) Period from September 11, 2024 (Commencement of Operations) to August 31, 2025.
(6) Period from July 10, 2026 (Commencement of Operations) to August 31, 2026.
(7) Period from March 20, 2024 (Commencement of Operations) to August 31, 2024.

p	Organization expense, which is a non-recurring expense, is included in these ratios on a non-annualized basis.
q	The date investment operations commenced.
r	The Option Strategy ETF Predecessor Fund changed its fiscal year end from October 31 to August 31. This period represents the ten-month period from November 1, 2023 to August 31, 2024.
s
After the close of business on January 19, 2024, the Option Strategy ETF Predecessor Fund’s
Institutional Class underwent a reverse stock split pursuant to a stock split ratio of 1:0.4356 (old to new). The per share data presented here has been retroactively adjusted to reflect this split.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
Neuberger Berman ETF Trust and the Shareholders of:
Neuberger China Equity ETF
Neuberger Commodity Strategy ETF
Neuberger Core Equity ETF
Neuberger Disrupters ETF
Neuberger Growth ETF
Neuberger International Core Equity ETF
Neuberger Japan Equity ETF
Neuberger Option Strategy ETF
Neuberger Quality Select ETF
Neuberger Small-Mid Cap ETF
(Prior to December 18, 2025, each Fund included “Neuberger Berman” in place of “Neuberger” in its name.)
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities of Neuberger Commodity Strategy ETF (one of the series constituting the Neuberger Berman ETF Trust (the “Trust”)), including the consolidated schedule of investments, as of August 31, 2026, and the related consolidated statements of operations and changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “consolidated financial statements”). We have audited the accompanying statements of assets and liabilities of Neuberger China Equity ETF, Neuberger Core Equity ETF, Neuberger Disrupters ETF, Neuberger Growth ETF, Neuberger International Core Equity ETF, Neuberger Japan Equity ETF, Neuberger Option Strategy ETF, Neuberger Quality Select ETF, and Neuberger Small-Mid Cap ETF (collectively, together with Neuberger Commodity Strategy ETF, referred to as the “Funds”) (nine of the series constituting the Trust), including the schedules of investments, as of August 31, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively, together with the consolidated financial statements, referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position, or the consolidated financial position, of each of the Funds (ten of the series constituting Neuberger Berman ETF Trust) at August 31, 2026, and the results, or the consolidated results, of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual fund constituting Neuberger Berman ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Neuberger China Equity ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the five years in the period ended August 31, 2026

Neuberger Commodity Strategy ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the four years in the period ended August 31, 2026, the period from November 1, 2021 to August 31, 2022 and the year ended October 31, 2021
Neuberger Option Strategy ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the two years in the period ended August 31, 2026, the period from November 1, 2023 to August 31, 2024 and each of the three years in the period ended October 31, 2023
Neuberger Disrupters ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the four years in the period ended August 31, 2026 and the period from April 6, 2022 (commencement of operations) to August 31, 2022
Neuberger Small-Mid Cap ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the two years in the period ended August 31, 2026 and the period from March 20, 2024 (commencement of operations) to August 31, 2024
Neuberger Core Equity ETF	For the year ended August 31, 2026	For each of the two years in the period ended August 31, 2026	For each of the two years in the period ended August 31, 2026 and the period from July 31, 2024 (commencement of operations) to August 31, 2024

Individual fund constituting Neuberger Berman ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Neuberger Japan Equity ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and the period from September 11, 2024 (commencement of operations) to August 31, 2025	For the year ended August 31, 2026 and the period from September 11, 2024 (commencement of operations) to August 31, 2025
Neuberger Growth ETF	For the year ended August 31, 2026	For the year ended August 31, 2026 and the period from December 18, 2024 (commencement of operations) to August 31, 2025	For the year ended August 31, 2026 and the period from December 18, 2024 (commencement of operations) to August 31, 2025
Neuberger International Core Equity ETF	For the period from March 6, 2026 (commencement of operations) to August 31, 2026	For the period from March 6, 2026 (commencement of operations) to August 31, 2026	For the period from March 6, 2026 (commencement of operations) to August 31, 2026
Neuberger Quality Select ETF	For the period from July 10, 2026 (commencement of operations) to August 31, 2026	For the period from July 10, 2026 (commencement of operations) to August 31, 2026	For the period from July 10, 2026 (commencement of operations) to August 31, 2026
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Neuberger Berman investment companies since 1954.
Boston, Massachusetts
October 27, 2026

Directory (Unaudited)
Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC*
1290 Avenue of the Americas
New York, NY 10104-0002
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Custodian and Transfer Agent
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
* Administrator to all Funds, except Disrupters ETF.
For Shareholders, address correspondence to:
Neuberger Funds
John Adams Building
1776 Heritage Drive
North Quincy, MA 02171
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Changes in and Disagreements with Accountants for Open-end Management Investment Companies (Unaudited)
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies (Unaudited)
During the period covered by this report, there were no matters submitted to the Funds' shareholders through the solicitation of proxies or otherwise.
Neuberger International Core Equity ETF: Initial Board Consideration of the Management Agreement (Unaudited)
Prior to approving the management agreement with Neuberger Berman Investment Advisers LLC (with its affiliates, "Management") (the "Agreement") with respect to Neuberger International Core Equity ETF ("International Core Equity ETF" or the "Fund"), the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman ETF Trust (the "Trust"), including the Trustees who are not "interested persons" of the Trust or of Management, as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), evaluated the Agreement at its October 9, 2025 meeting.  Throughout the process, the Independent Fund Trustees were advised by counsel that is experienced in 1940 Act matters and that is independent of Management (“Independent Counsel”).
In evaluating the Agreement with respect to the Fund, the Board, including the Independent Fund Trustees, reviewed materials provided by Management and met with senior representatives of Management regarding its personnel, operations, and financial condition as they relate to the Fund.
In connection with its deliberations on the Agreement with respect to the Fund, the Board also considered the broad range of information relevant to the Agreement that is provided to the Board (including its various standing committees) at meetings throughout the year and for the annual consideration of continuance of contracts for series of other funds managed by Management ("Neuberger Funds").  In addition, the Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for contract review.  The Board has also established other committees that focus on specific areas relevant to contract review, such as performance or compliance matters, and that are charged with specific responsibilities regarding the contract review. Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the contract review process.
The Independent Fund Trustees receive, at least annually, from Independent Counsel a memorandum discussing the legal standards for their consideration of the Agreement.  During the course of their deliberations regarding their review of the Agreement, the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
In connection with its approval of the Agreement with respect to the Fund, the Board evaluated the terms of the Agreement, the overall fairness of the Agreement to the Fund and whether the Agreement was in the best interests of the Fund and its shareholders.  The Board considered all factors it deemed relevant with respect to the Fund, including the following factors: (1) the nature, extent, and anticipated quality of the services to be provided to the Fund and its shareholders; (2) the expected costs of the services to be provided by Management; (3) the extent to which economies of scale might be realized as the Fund grows; and (4) whether proposed fee levels reflect any such potential economies of scale for the benefit of the

Fund’s shareholders.  The Board’s determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board.  This description is not intended to include all of the factors considered by the Board.  The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.  Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time.  The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.
With respect to the nature, extent, and quality of the services to be provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who would perform services for the Fund. The Board also considered historical composite performance of similar accounts managed by the Fund’s portfolio management team. The Board noted that Management also would provide certain administrative services, including fund accounting, and compliance services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions for the Fund, and reviewed the quality of the execution services that Management had provided to other Neuberger Funds. Moreover, the Board considered Management’s approach to potential conflicts of interest both generally and between a fund’s investments and those of other funds or accounts managed by Management. The Board noted the extensive range of services that Management will provide to the Fund beyond the investment management services. The Board noted that Management will also be responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management will assume significant ongoing entrepreneurial and business risks as the investment adviser and sponsor to the Fund, for which it is entitled to reasonable compensation. The Trustees also considered that Management’s responsibilities will include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk.
The Board also noted that the Fund would use the same service providers as the other series of the Trust and considered its review and evaluation, in its capacity as the Board, of Management’s activities to oversee the various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology that will support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation for the Fund and whether this structure provides appropriate incentives for portfolio managers to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund.
The Board also considered the manner in which Management addressed various matters that have arisen during the year for the Neuberger Funds, some of them a result of developments in the broader fund industry or the regulations governing it. In addition, the Board considered actions taken by Management, on behalf of the Neuberger Funds, in response to market conditions over the past year and considered the overall performance of Management in this context.

With respect to the overall fairness of the Agreement, the Board considered the Fund’s proposed fee structure and anticipated total expense ratios under the Agreement as compared to a peer group of funds having comparable investment programs. The Board considered that relative to its peer group of funds, the International Core Equity ETF’s management fee and anticipated total expense ratio both before and after the application of the contractual expense limitation against a peer group of comparable funds were lower than the median management fee rate and total expense ratio.
The Board also considered other funds or separate accounts that were advised or sub-advised by Management with investment objectives, policies, and strategies that were similar to those of the Fund, and compared the fees charged to the Fund to the fees charged to such comparable funds and/or separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to the Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board noted that the rates of fees paid by such accounts were higher than the fee rates paid by the Fund.
The Board considered that the Fund’s management fee includes separate advisory and administrative fees paid to Management whereas many exchange-traded funds in the industry utilize a unitary fee structure, under which those funds pay for the advisory, supervisory, and administrative services for one set fee. Accordingly, the Board considered the Fund’s total expense ratio as compared with its peer group as a way of taking account of the differences in fee structure between the Fund and the funds in the peer group.
The Board also considered the proposed contractual expense limitation for the Fund. The Board considered that the Fund’s fee structure does not provide for a reduction of payments resulting from the use of breakpoints, and concluded that the fee structure was reasonable based in part on the nature of the Fund and its investment strategy, in part based on the proposed expense limitation for the Fund, and the observation that the Fund was priced to scale – that is, the projected expense ratios for the Fund were comparable to those of much larger funds. The Board also considered the projected profitability for the Fund provided by Management and any fall-out (i.e., indirect) benefits likely to accrue to Management from its relationship with the Fund. The Board concluded that the benefits expected to accrue to Management by virtue of its relationship to the Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.
Conclusions
In approving the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to the Fund and that approval of the Agreement is in the best interests of the Fund and its shareholders.  In reaching this determination, the Board considered that Management could be expected to provide a high level of service to the Fund; that the Fund’s proposed fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services expected to be provided; and that the benefits expected to accrue to Management by virtue of its relationship with the Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.
Neuberger Quality Select ETF: Initial Board Consideration of the Management Agreement (Unaudited)
Prior to approving the management agreement with Neuberger Berman Investment Advisers LLC (with its affiliates, "Management") (the "Agreement") with respect to Neuberger Quality Select ETF ("Quality Select ETF" or the "Fund"), the Board of Trustees (the "Board" or "Trustees") of Neuberger Berman ETF Trust (the

"Trust"), including the Trustees who are not "interested persons" of the Trust or of Management, as such term is defined under the Investment Company Act of 1940, as amended ("1940 Act"), ("Independent Fund Trustees"), evaluated the Agreement at its December 12, 2024 meeting.  Throughout the process, the Independent Fund Trustees were advised by counsel that is experienced in 1940 Act matters and that is independent of Management ("Independent Counsel").
In evaluating the Agreement with respect to the Fund, the Board, including the Independent Fund Trustees, reviewed materials provided by Management and met with senior representatives of Management regarding its personnel, operations, and financial condition as they relate to the Fund.
In connection with its deliberations on the Agreement with respect to the Fund, the Board also considered the broad range of information relevant to the Agreement that is provided to the Board (including its various standing committees) at meetings throughout the year and for the annual consideration of continuance of contracts for series of other funds managed by Management ("Neuberger Funds").  In addition, the Board established the Contract Review Committee, which is comprised solely of Independent Fund Trustees, to assist in its evaluation and analysis of materials for contract review.  The Board has also established other committees that focus on specific areas relevant to contract review, such as performance or compliance matters, and that are charged with specific responsibilities regarding the contract review.  Those committees provide reports to the full Board, including the members of the Contract Review Committee, which consider that information as part of the contract review process.
The Independent Fund Trustees receive, at least annually, from Independent Counsel a memorandum discussing the legal standards for their consideration of the Agreement.  During the course of their deliberations regarding their review of the Agreement, the Independent Fund Trustees met with Independent Counsel separately from representatives of Management.
In connection with its approval of the Agreement with respect to the Fund, the Board evaluated the terms of the Agreement, the overall fairness of the Agreement to the Fund and whether the Agreement was in the best interests of the Fund and its shareholders.  The Board considered all factors it deemed relevant with respect to the Fund, including the following factors: (1) the nature, extent, and anticipated quality of the services to be provided to the Fund and its shareholders; (2) the expected costs of the services to be provided by Management; (3) the extent to which economies of scale might be realized as the Fund grows; and (4) whether proposed fee levels reflect any such potential economies of scale for the benefit of the Fund’s shareholders.  The Board’s determination to approve the Agreement was based on a comprehensive consideration of all information provided to the Board.  This description is not intended to include all of the factors considered by the Board.  The Board members did not identify any particular information or factor that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.  Additionally, the information and factors considered, and weight placed on any particular information or factor may change over time.  The Board focused on the costs and benefits of the Agreement to the Fund and, through the Fund, its shareholders.
With respect to the nature, extent, and quality of the services to be provided, the Board considered the investment philosophy and decision-making processes of, and the qualifications, experience, capabilities, and succession plans of, and the resources available to, the portfolio management personnel of Management who would perform services for the Fund. The Board also considered historical composite performance of similar accounts managed by the Fund’s portfolio management team. The Board noted that Management also would provide certain administrative services, including fund accounting and compliance services. The Board also considered Management’s policies and practices regarding brokerage, commissions, other trading costs, and allocation of portfolio transactions for the Fund, and reviewed the quality of the execution services that Management had provided to other Neuberger Funds. Moreover, the

Board considered Management’s approach to potential conflicts of interest both generally and between a fund’s investments and those of other funds or accounts managed by Management. The Board noted the extensive range of services that Management will provide to the Fund beyond the investment management services. The Board noted that Management will also be responsible for monitoring compliance with the Fund’s investment objectives, policies, and restrictions, as well as compliance with applicable law, including implementing regulatory initiatives of the U.S. Securities and Exchange Commission and other regulators. The Board considered that Management will assume significant ongoing entrepreneurial and business risks as the investment adviser and sponsor to the Fund, for which it is entitled to reasonable compensation. The Board also considered that Management’s responsibilities will include continual management of investment, operational, cybersecurity, enterprise, valuation, liquidity, legal, regulatory, and compliance risks as they relate to the Fund, and the Board considers on a regular basis information regarding Management’s processes for monitoring and managing risk.
The Board also noted that the Fund would use the same service providers as the other series of the Trust and considered its review and evaluation, in its capacity as the Board, of Management’s activities to oversee the various outside service providers, including its renegotiation of certain service providers’ fees and its evaluation of service providers’ infrastructure, cybersecurity programs, compliance programs, and business continuity programs, among other matters. The Board also considered Management’s ongoing development of its own infrastructure and information technology that will support the Fund through, among other things, cybersecurity, business continuity planning, and risk management. In addition, the Board noted the positive compliance history of Management, as no significant compliance problems were reported to the Board with respect to Management. The Board also considered the general structure of the portfolio managers’ compensation for the Fund and whether this structure provides appropriate incentives for portfolio managers to act in the best interests of the Fund. The Board also considered the ability of Management to attract and retain qualified personnel to service the Fund.
The Board also considered the manner in which Management addressed various matters that have arisen during the year for the Neuberger Funds, some of them a result of developments in the broader fund industry or the regulations governing it. In addition, the Board considered actions taken by Management, on behalf of the Neuberger Funds, in response to market conditions over the past year and considered the overall performance of Management in this context.
With respect to the overall fairness of the Agreement, the Board considered the Fund’s proposed fee structure and anticipated total expense ratios under the Agreement as compared to a peer group of funds having comparable investment programs. In addition, the Board considered that Management is proposing to institute a one-year contractual waiver of the Quality Select ETF’s investment advisory fee of 7 basis points and a corresponding reduction of 7 basis points in the Fund’s proposed contractual expense limitation. The Board considered that relative to its peer group of active large blend exchange-traded funds, Quality Select ETF’s proposed management fee and anticipated total expense ratio after the application of the fee waiver and contractual expense limitation after the first year, and after the application of the contractual expense limitation in the years that follow, were lower than the median management fee rate and total expense ratio. The Board also considered the Fund's proposed management fee and anticipated total expense ratio as compared to a broader peer group of exchange traded funds that included both active and passive exchange-traded funds.
The Board also considered other funds or separate accounts that were advised or sub-advised by Management with investment objectives, policies, and strategies that were similar to those of the Fund, and compared the fees charged to the Fund to the fees charged to such comparable funds and/or separate accounts. The Board considered the appropriateness and reasonableness of any differences between the fees charged to the Fund and such comparable funds and/or separate accounts, and determined that differences in fees and fee structures were consistent with the differences in the management and other services provided. The Board noted that the rates of fees paid by such accounts were higher than the fee rates paid by the Fund both after the first year and the years that follow.
The Board considered that the Fund’s management fee includes separate advisory and administrative fees paid to Management whereas many exchange-traded funds in the industry utilize a unitary fee structure, under which those funds pay for the advisory, supervisory, and administrative services for one set fee. Accordingly, the Board considered the Fund’s total expense ratio as compared with its peer group as a way of taking account of the differences in fee structure between the Fund and the funds in the peer group.
The Board also considered the proposed contractual expense limitation and management fee waiver for the Fund. The Board considered that the Fund’s fee structure does not provide for a reduction of payments resulting from the use of breakpoints, and concluded that the fee structure was reasonable based in part on the nature of the Fund and its investment strategy, in part based on the proposed expense limitation and management fee waiver for the Fund, and the observation that the Fund was priced to scale – that is, the projected expense ratios for the Fund were comparable to those of much larger funds. The Board also considered the projected profitability for the Fund provided by Management and any fall-out (i.e., indirect) benefits likely to accrue to Management from its relationship with the Fund. The Board concluded that the benefits expected to accrue to Management by virtue of its relationship to the Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.
Conclusions
In approving the Agreement, the Board concluded that, in its business judgment, the terms of the Agreement are fair and reasonable to the Fund and that approval of the Agreement is in the best interests of the Fund and its shareholders.  In reaching this determination, the Board considered that Management could be expected to provide a high level of service to the Fund; that the Fund’s proposed fee structure appeared to the Board to be reasonable given the nature, extent, and quality of services expected to be provided; and that the benefits expected to accrue to Management by virtue of its relationship with the Fund were reasonable in light of the reasonably anticipated costs of providing the investment advisory and other services and the benefits expected to accrue to the Fund.

Notice to Shareholders (Unaudited)
In early 2027 you will receive information to be used in filing your 2026 tax returns, which will include a notice of the exact tax status of all distributions paid to you by the Fund during calendar year 2026. Please consult your own tax advisor for details as to how this information should be reflected on your tax returns.
For the fiscal period ended August 31, 2026, each Fund makes the following designation, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as Qualified Dividend Income. Complete information regarding each Fund’s Qualified Dividend Income distributions during the calendar year 2026 will be reported in conjunction with Form 1099-DIV.
Fund	Capital Gains Distributions	Qualified Dividend Income
China Equity ETF	$ —	$243,099
Commodity Strategy ETF	—	—
Core Equity ETF	10,217,316	7,626,588
Disrupters ETF	111,749	—
Growth ETF	—	88,872
International Core Equity ETF	—	4,730,965
Japan Equity ETF	569,758	1,609,268
Option Strategy ETF	—	—
Quality Select ETF	—	44,617
Small-Mid Cap ETF	—	1,897,830

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Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
877.628.2583
www.nb.com/ETF
X0207 10/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding the basis for the approval of the investment advisory contracts for Neuberger International Core Equity and ETF Neuberger Quality Select ETF is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.
Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).

(a)(2)	Not applicable to the Registrant.

(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(4)	Not applicable to the Registrant.

(a)(5)	Not applicable to the Registrant.

(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.

The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman ETF Trust

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  November 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date:  November 5, 2026

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date:  November 5, 2026